DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 0.2%
	FIXED INCOME - 0.2%
3,817	VanEck High Yield Muni ETF(g) (Cost $239,135)				$230,890

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 30.0%
	AUTO LOAN — 6.0%
23,384	American Credit Acceptance Receivables Trust(a)		3.1700	06/12/25	23,449
170,000	American Credit Acceptance Receivables Trust(a)		1.7700	12/14/26	169,785
280,000	American Credit Acceptance Receivables Trust(a)		0.9700	07/13/27	277,459
220,000	American Credit Acceptance Receivables Trust(a)		2.4600	03/13/28	219,963
230,000	AmeriCredit Automobile Receivables Trust		1.0600	08/18/26	228,281
135,000	Americredit Automobile Receivables Trust 2018-1 Series 2018-1 D		3.8200	03/18/24	137,600
150,000	Avis Budget Rental Car Funding AESOP, LLC(a)		3.0700	09/20/23	151,517
155,000	Avis Budget Rental Car Funding AESOP, LLC(a)		2.3600	03/20/26	157,187
140,000	Carmax Auto Owner Trust 2019-1		3.7400	01/15/25	143,473
145,000	Carvana Auto Receivables Trust 2019-1(a)		3.8800	10/15/24	147,035
185,000	Carvana Auto Receivables Trust 2019-3(a)		2.7100	10/15/24	186,161
175,000	Carvana Auto Receivables Trust 2019-3 Series 2019-3A Class D(a)		3.0400	04/15/25	178,178
265,000	Carvana Auto Receivables Trust 2021-N1		1.3000	01/10/28	263,698
280,000	Carvana Auto Receivables Trust 2021-N2		1.0700	03/10/28	276,773
225,000	Carvana Auto Receivables Trust 2021-P3		1.4200	08/10/27	220,507
225,000	CPS Auto Receivables Trust 2019-D(a)		3.8600	10/15/25	229,406
170,769	Credito Real USA Auto Receivables Trust 2021-1 Series 2021-1 A(a)		1.3500	02/16/27	170,169
92,122	Drive Auto Receivables Trust 2019-4		2.5100	11/17/25	92,573
3,851	DT Auto Owner Trust 2019-1(a)		3.6100	11/15/24	3,855
150,000	First Investors Auto Owner Trust 2019-1(a)		3.2600	03/17/25	151,361
180,000	Flagship Credit Auto Trust 2020-4(a)		1.2800	02/16/27	179,044
180,000	Foursight Capital Automobile Receivables Trust(a)		2.1500	05/17/27	179,817
185,000	GLS Auto Receivables Issuer Trust 2019-4 Series 2019-4A Class C(a)		3.0600	08/15/25	187,451
190,000	GLS Auto Receivables Issuer Trust 2020-1(a)		2.4300	11/15/24	191,321
125,000	OneMain Direct Auto Receivables Trust 2018-1(a)		3.8500	10/14/25	125,145

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.0% (Continued)
	AUTO LOAN — 6.0% (Continued)
205,000	Prestige Auto Receivables Trust 2020-1(a)		1.3100	11/16/26	$205,250
275,000	Santander Drive Auto Receivables Trust 2021-3		0.9500	09/15/27	271,740
275,000	United Auto Credit Securitization Trust(a)		0.8400	06/10/26	273,149
64,197	United Auto Credit Securitization Trust 2020-1 Series 2020-1 C(a)		2.1500	02/10/25	64,326
155,000	Veros Automobile Receivables Trust 2020-1 Series B 2020-1(a)		2.1900	06/16/25	155,580
170,000	Westlake Automobile Receivables Trust 2020-3(a)		1.2400	11/17/25	169,587
					5,430,840
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8%
169,406	AJAX Mortgage Loan Trust(a),(d)		1.0650	09/25/65	167,872
198,820	Angel Oak Mortgage Trust 2020-R1(a),(d)		1.2470	12/26/24	198,733
86,277	Angel Oak Mortgage Trust 2021-8(a),(d)		1.8200	11/25/66	85,361
158,240	Arroyo Mortgage Trust 2019-1 Series 2019-1 Class A1(a),(d)		3.8050	01/25/49	157,896
67,209	Arroyo Mortgage Trust 2019-2 Series 2019-2 Class A1(a),(d)		3.3470	04/25/49	67,302
19,467	Banc of America Funding 2005-1 Trust		5.5000	02/25/35	19,961
122,294	Bunker Hill Loan Depositary Trust 2019-2(a),(c)		2.8790	07/25/49	122,613
135,000	CAFL 2021-RTL1 Issuer, LLC(a),(c)		2.2390	03/26/29	131,881
46,758	Chase Mortgage Finance Corporation(a),(d)		3.7500	02/25/44	47,032
62,772	Chase Mortgage Finance Corporation(a),(d)		3.7500	04/25/45	62,970
24,725	Citigroup Mortgage Loan Trust 2019-IMC1(a),(d)		2.7200	07/25/49	24,751
155,771	COLT 2020-RPL1 Trust(a),(d)		1.3900	01/25/65	152,179
113,938	COLT Funding, LLC(a),(d)		1.0510	12/25/64	112,645
37,474	CSMC 2020-NQM1 Trust(a),(c)		1.2080	05/25/65	37,262
181,864	CSMC 2020-RPL4 Trust(a),(d)		2.0000	01/25/60	181,694
98,675	CSMC 2021-NQM1(a),(d)		0.8090	05/25/65	97,514
33,027	Ellington Financial Mortgage Trust 2019-2(a),(d)		3.0460	11/25/59	33,067
30,884	Flagstar Mortgage Trust 2017-1(a),(d)		3.5000	03/25/47	31,110
16,088	Galton Funding Mortgage Trust 2017-1(a),(d)		3.5000	11/25/57	16,136
15,761	Galton Funding Mortgage Trust 2020-H1(a),(d)		2.3100	01/25/60	15,851
108,981	GS Mortgage-Backed Securities Trust 2020-NQM1(a),(d)		2.3520	09/27/60	110,041
16,989	JP Morgan Mortgage Trust 2005-A5(d)		2.3990	08/25/35	17,612
71,209	JP Morgan Mortgage Trust 2017-5(a),(d)		3.0600	12/15/47	73,150
220,000	LHOME Mortgage Trust 2021-RTL1(a),(d)		2.0900	09/25/26	219,452
100,000	METLIFE S.E.CURITIZATION TRUST(a),(d)		3.4630	04/25/55	101,415
57,240	METLIFE S.E.CURITIZATION TRUST 2019-1(a),(d)		3.7500	04/25/58	58,426

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8% (Continued)
199,632	Mill City Mortgage Loan Trust 2019-1(a),(d)		3.5000	10/25/69	$207,048
82,303	New Residential Mortgage Loan Trust(a),(d)		0.9410	09/25/58	81,646
202,882	New Residential Mortgage Loan Trust 2014-3(a),(d)		3.7500	11/25/54	210,071
180,095	New Residential Mortgage Loan Trust 2016-3(a),(d)		4.0000	09/25/56	187,976
52,058	New Residential Mortgage Loan Trust 2016-4(a),(d)		3.7500	11/25/56	54,455
413,276	New Residential Mortgage Loan Trust 2017-2(a),(d)		4.0000	03/25/57	430,319
109,373	New Residential Mortgage Loan Trust 2018-1(a),(d)		4.0000	12/25/57	114,316
520,973	New Residential Mortgage Loan Trust 2020-1(a),(d)		3.5000	10/25/59	535,867
24,268	OBX 2019-INV1 Trust(a),(d)		4.5000	11/25/48	24,644
109,618	Onslow Bay Mortgage Loan Trust(a)		1.9570	08/25/61	108,329
135,000	Palisades Mortgage Loan Trust 2021-RTL1(a),(c)		2.8570	06/25/26	135,680
221,676	PRET 2021-RN3, LLC(a),(c)		1.8430	09/25/51	217,688
37,358	Provident Funding Mortgage Loan Trust 2019-1(a),(d)		3.0000	12/25/49	37,133
180,000	Provident Funding Mortgage Warehouse(a),(b)	US0001M + 1.150%	1.2580	02/25/55	179,646
230,360	PRPM 2021-2, LLC(a),(d)		2.1150	03/25/26	227,818
80,599	RCKT Mortgage Trust 2020-1(a),(d)		3.0000	02/25/50	80,426
135,000	RCO VI Mortgage, LLC 2022-1(a),(c)		2.9810	01/25/27	134,751
157,734	RCO VII Mortgage, LLC 2021-2(a),(c)		2.1160	09/25/26	155,802
31,176	Residential Mortgage Loan Trust 2019-2(a),(d)		2.9130	05/25/59	31,371
140,027	Residential Mortgage Loan Trust 2020-1(a),(d)		2.3760	02/25/24	139,940
225,000	ROC Securities Trust Series 2013-1(a),(d)		2.4870	08/25/26	225,468
105,160	Starwood Mortgage Residential Trust 2020-1(a),(d)		2.2750	02/25/50	105,236
25,368	Starwood Mortgage Residential Trust 2020-2(a),(d)		2.7180	04/25/60	25,519
42,721	Starwood Mortgage Residential Trust 2020-3(a),(d)		1.4860	04/25/65	42,633
365,000	Towd Point Mortgage Trust 2021-1(a),(d)		2.7500	11/25/61	369,404
235,421	VCAT 2021-NPL4, LLC(a),(c)		1.8680	08/25/51	231,128
100,000	Verus Securitization Trust 2019-4(a),(d)		3.2070	11/25/59	100,930
89,766	Verus Securitization Trust 2019-INV2(a),(d)		2.9130	07/25/59	90,224
40,653	Verus Securitization Trust 2020-1(a),(c)		2.4170	01/25/60	40,721
68,712	Verus Securitization Trust 2021-2(a),(d)		1.0310	02/25/66	67,836
34,282	Wells Fargo Mortgage Backed Securities 2020-4(a),(d),(g)		3.0000	07/25/50	34,494
					6,972,445
	CREDIT CARD — 0.9%
305,000	Fair Square Issuance Trust Series 2020-AA A(a)		2.9000	09/20/24	305,217

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.0% (Continued)
	CREDIT CARD — 0.9% (Continued)
53,032	Genesis Private Label Amortizing Trust 2020-1(a)		2.8300	07/20/30	$53,032
410,000	Genesis Sales Finance Master Trust(a)		1.6500	09/22/25	410,283
					768,532
	MANUFACTURED HOUSING — 0.1%
62,063	Towd Point Mortgage Trust 2019-MH1(a),(d)		3.0000	11/25/58	62,623

	NON AGENCY CMBS — 2.1%
182,203	Angel Oak SB Commercial Mortgage Trust 2020-SBC1(a),(d)		2.0680	05/25/50	180,515
90,000	BPR Trust(a),(b)	US0001M + 1.250%	1.3560	02/15/29	90,063
130,000	BX Trust 2019-OC11 Series 2019-OC11 D(a),(d)		4.0750	12/09/41	130,277
233,297	CHC Commercial Mortgage Trust 2019 - CHC(a),(b)	US0001M + 1.120%	1.2260	06/15/34	232,898
119,479	Citigroup Commercial Mortgage Trust 2015-GC27		2.8780	02/10/48	121,397
205,000	CSMC 2019-ICE4(a),(b)	US0001M + 0.980%	1.0860	05/15/36	205,257
305,000	GCT Commercial Mortgage Trust 2021-GCT(a),(b)	US0001M + 0.800%	0.9060	02/15/23	304,752
135,000	GS Mortgage Securities Trust 2020-GC45(d)		3.1730	02/13/53	140,211
185,000	Hilton USA Trust 2016-SFP(a)		3.3230	11/05/35	185,152
197,310	Onslow Bay Mortgage Loan Trust(a),(d)		1.1010	05/25/61	193,507
62,000	WFRBS Commercial Mortgage Trust 2014-C24		3.9310	11/15/47	63,944
					1,847,973
	OTHER ABS — 7.2%
230,000	American Homes 4 Rent 2014-SFR2 Trust(a)		4.7050	10/17/36	238,798
275,712	American Homes 4 Rent 2015-SFR1 Series 2015-SFR1 A(a)		3.4670	04/17/52	284,837
220,000	American Homes 4 Rent 2015-SFR2 Trust(a)		4.6910	10/17/45	233,820
314,698	AMSR 2020-SFR1 Trust(a)		1.8190	04/17/25	311,425
175,000	AMSR 2020-SFR1 Trust(a)		2.1200	04/17/37	172,191
250,000	AMSR 2020-SFR2 Trust(a)		2.5330	07/17/37	247,906
100,000	AMSR 2020-SFR2 Trust(a)		3.2820	07/17/37	100,668
9,457	Amur Equipment Finance Receivables VI, LLC(a)		3.8900	07/20/22	9,494
168,415	Aqua Finance Trust 2019-A(a)		3.1400	07/16/40	170,569
275,000	Aqua Finance Trust 2019-A(a)		4.0100	07/16/40	279,413
270,000	Aqua Finance Trust 2020-A(a)		2.7900	07/17/46	271,537
100,000	CCG Receivables Trust 2019-2(a)		2.5500	03/15/27	101,108
220,000	CCG Receivables Trust 2021-1(a)		0.8400	06/14/27	214,309
105,858	CF Hippolyta, LLC(a)		1.6900	07/15/60	103,560

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.0% (Continued)
	OTHER ABS — 7.2% (Continued)
105,839	Consumer Loan Underlying Bond CLUB Credit Trust(a)		2.9200	03/15/28	$106,154
144,833	CoreVest American Finance 2018-2 Trust(a)		4.0260	11/15/52	149,028
100,000	Corevest American Finance 2019-3 Trust(a)		3.2650	10/15/52	99,409
123,509	Corevest American Finance 2020-1 Trust Series 2020-1 A1(a)		1.8320	03/15/50	122,638
208,879	Corevest American Finance 2020-4 Trust(a)		1.1740	12/15/52	201,914
240,000	Dext A.B.S 2020-1, LLC(a)		1.9200	11/15/27	237,865
27,556	Diamond Resorts Owner Trust(a),(b)	US0001M + 3.000%	3.2700	10/22/29	27,581
285,000	FirstKey Homes 2020-SFR1 Trust(a)		2.1890	08/17/28	275,766
375,000	FirstKey Homes 2020-SFR2 Trust(a)		1.5670	10/19/37	363,441
44,475	Foundation Finance Trust 2019-1(a)		3.8600	11/15/34	45,431
131,440	HIN Timeshare Trust 2020-A Series C 20-A(a)		3.4200	10/09/39	133,874
130,000	Jersey Mike’s Funding(a)		4.4330	02/15/50	135,539
24,458	LL A.B.S Trust 2020-1 Series 2020-1A A(a)		2.3300	07/15/22	24,518
95,573	MVW 2020-1, LLC(a)		1.7400	10/20/37	94,855
20,331	MVW Owner Trust 2016-1(a)		2.2500	12/20/33	20,420
9,218	Octane Receivables Trust 2019-1 Series 2019-1A A(a)		3.1600	09/20/23	9,253
75,764	Octane Receivables Trust 2020-1 Series 2020-1A A(a)		1.7100	02/20/25	75,908
63,149	Orange Lake Timeshare Trust 2019-A(a)		3.3600	04/09/38	63,713
550,000	Progress Residential 2020-SFR2 Trust(a)		5.1150	06/17/37	566,905
201,000	Progress Residential 2021-SFR1(a)		1.5550	04/17/38	190,853
87,032	Sierra Timeshare 2020-2 Receivables Funding, LLC(a)		2.3200	07/20/37	87,066
165,000	Tricon American Homes 2019-SFR1 Trust(a)		3.1490	03/17/38	166,162
200,000	Tricon American Homes 2020-SFR2 Trust(a)		2.2810	11/17/27	188,886
160,000	Tricon Residential 2021-SFR1 Trust(a)		2.2440	07/17/38	156,517
143,164	VSE 2016-A VOI Mortgage, LLC(a)		2.5400	07/20/33	143,034
					6,426,365
	RESIDENTIAL MORTGAGE — 5.8%
107,213	Ajax Mortgage Loan Trust 2019-D(a),(c)		2.9560	09/25/65	107,621
100,000	Bayview Opportunity Master Fund IVa Trust(a),(d)		4.0000	06/28/57	100,655
26,442	Bayview Opportunity Master Fund IVa Trust 2017-RT1(a),(d)		3.0000	03/28/57	26,471
157,650	CIM Trust(a),(c)		2.8160	10/25/61	156,015
131,715	MFA 2021-NQM1 Trust(a),(d)		1.1530	04/25/65	131,403

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.0% (Continued)
	RESIDENTIAL MORTGAGE — 5.8% (Continued)
100,000	Mill City Mortgage Loan Trust 2017-1 Series 2017-1 M2(a),(d)		3.2500	11/25/58	$102,234
80,000	NewRez Warehouse Securitization Trust 2021-1(a),(b)	US0001M + 1.050%	1.1580	05/25/55	79,823
194,420	Pretium Mortgage Credit Partners, LLC(a),(c)		2.2390	09/27/60	192,316
265,000	Progress Residential 2021-SFR3(a)		2.2880	05/17/26	256,223
220,000	Progress Residential Trust(a)		2.1970	04/19/38	212,435
275,000	Purchasing Power Funding 2021-A, LLC Series 2021-A A(a)		1.5700	10/15/25	272,591
265,000	Regional Management Issuance Trust 2021-1(a)		1.6800	03/17/31	260,549
206,294	SG Residential Mortgage Trust 2021-1(a),(d)		1.5600	07/25/61	202,227
345,000	Towd Point Mortgage Trust 2016-3(a),(d)		3.5000	04/25/56	352,463
135,000	Towd Point Mortgage Trust 2016-4(a),(d)		3.8270	07/25/56	140,815
115,000	Towd Point Mortgage Trust 2017-1(a),(d)		3.7500	10/25/56	118,674
200,000	Towd Point Mortgage Trust 2017-4(a),(d)		3.0000	06/25/57	202,871
121,619	Towd Point Mortgage Trust 2018-4 Series 2018-4 Class A1(a),(d)		3.0000	06/25/58	123,843
223,404	Towd Point Mortgage Trust 2018-6(a),(d)		3.7500	03/25/58	226,917
140,000	Towd Point Mortgage Trust 2018-6(a),(d)		3.7500	03/25/58	144,485
300,000	Towd Point Mortgage Trust 2018-6(a),(d)		3.7500	03/25/58	310,946
255,000	Towd Point Mortgage Trust 2019-2(a),(d)		3.7500	12/25/58	266,096
235,000	Towd Point Mortgage Trust 2019-4(a),(d)		3.2500	10/25/59	242,065
100,000	Towd Point Mortgage Trust 2020-1(a),(d)		3.5000	01/25/60	101,022
218,265	VCAT 2021-NPL1, LLC(a),(c)		2.2890	12/26/50	217,339
130,000	VCAT 2021-NPL1, LLC(a),(c)		4.8260	12/26/50	128,380
75,093	VCAT 2021-NPL2, LLC(a),(c)		2.1150	03/27/51	74,701
121,884	VCAT Asset Securitization, LLC(a),(c)		1.7430	05/25/51	120,263
90,926	VOLT C, LLC(a),(c)		1.9920	05/25/51	90,115
96,373	VOLT CVI, LLC(a),(c)		2.7340	12/26/51	95,647
182,415	VOLT XCII, LLC(a),(c)		1.8920	02/27/51	180,596
					5,237,801
	STUDENT LOANS — 0.1%
93,968	Commonbond Student Loan Trust 2020-1(a)		1.6900	10/25/51	90,700

	TOTAL ASSET BACKED SECURITIES (Cost $27,142,979)				26,837,279

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.2%
	AEROSPACE & DEFENSE — 0.7%
108,000	Boeing Company (The)		5.9300	05/01/60	$137,555
236,000	Huntington Ingalls Industries, Inc.(a)		2.0430	08/16/28	224,794
135,000	Spirit AeroSystems, Inc.(a)		5.5000	01/15/25	138,542
90,000	TransDigm, Inc.		5.5000	11/15/27	90,596
					591,487
	ASSET MANAGEMENT — 1.6%
190,000	Ares Finance Co LLC(a)		4.0000	10/08/24	197,526
230,000	Blue Owl Finance, LLC(a)		3.1250	06/10/31	215,535
245,000	Charles Schwab Corporation (The)(b)	H15T10Y + 3.079%	4.0000	03/01/69	240,350
155,000	Citadel, L.P.(a),(g)		4.8750	01/15/27	161,819
250,000	Drawbridge Special Opportunities Fund, L.P.(a)		3.8750	02/15/26	251,083
170,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	174,930
225,000	Sovereign Wealth Fund Samruk-Kazyna JSC(a)		2.0000	10/28/26	216,686
					1,457,929
	AUTOMOTIVE — 0.4%
111,000	Ford Motor Company B(g)		3.2500	02/12/32	106,265
80,000	Ford Motor Company		4.7500	01/15/43	81,982
160,000	Tenneco, Inc.(a)		5.1250	04/15/29	148,408
					336,655
	BANKING — 4.9%
200,000	Banco Mercantil del Norte S.A.(a),(b)	H15T10Y + 5.034%	6.6250	01/24/70	193,560
250,000	Bank of America Corporation(b)	US0003M + 0.770%	0.9100	02/05/26	252,993
95,000	Bank of America Corporation(b),(g)	SOFRRATE + 0.960%	1.7340	07/22/27	92,186
715,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	700,493
230,000	Bank of America Corporation(b)	H15T5Y + 1.200%	2.4820	09/21/36	213,748
200,000	BBVA Bancomer S.A.(a),(b)	H15T5Y + 2.650%	5.1250	01/18/33	201,371
325,000	Citigroup, Inc.(b)	US0003M + 1.250%	1.4640	07/01/26	332,447
360,000	Discover Bank(b)	USSW5 + 1.730%	4.6820	08/09/28	372,714
95,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.885%	1.5780	04/22/27	91,941
425,000	JPMorgan Chase & Company(b),(g)	SOFRRATE + 1.065%	1.9530	02/04/32	394,156
47,000	JPMorgan Chase & Company Series HH(b)	SOFRRATE + 3.125%	4.6000	08/01/68	47,006
205,000	Santander Holdings USA, Inc.		4.4000	07/13/27	218,706

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.2% (Continued)
	BANKING — 4.9% (Continued)
70,000	Synovus Financial Corporation(b)	USSW5 + 3.379%	5.9000	02/07/29	$74,316
275,000	Texas Capital Bancshares, Inc.(b)	H15T5Y + 3.150%	4.0000	05/06/31	283,747
185,000	Truist Financial Corporation(b).(g)	H15T10Y + 4.349%	5.1000	03/01/69	201,650
435,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	2.3930	06/02/28	431,606
330,000	Wells Fargo & Company(b)	H15T5Y + 3.453%	3.9000	03/15/69	327,055
					4,429,695
	BEVERAGES — 0.4%
40,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	45,352
200,000	Bacardi Ltd.(a)		4.7000	05/15/28	221,893
75,000	Central American Bottling Corp / CBC Bottling(a)		5.2500	04/27/29	76,219
					343,464
	BIOTECH & PHARMA — 0.6%
50,000	Bausch Health Companies, Inc.(a)		5.7500	08/15/27	50,161
160,000	Mylan N.V.		3.9500	06/15/26	168,844
50,000	Par Pharmaceutical, Inc.(a)		7.5000	04/01/27	50,445
125,000	Teva Pharmaceutical Finance Netherlands III BV(g)		3.1500	10/01/26	115,000
681	Viatris, Inc.(a)		2.3000	06/22/27	673
150,000	Viatris, Inc.		2.3000	06/22/27	148,151
					533,274
	CABLE & SATELLITE — 0.1%
40,000	CCO Holdings, LLC / CCO Holdings Capital(a),(g)		4.7500	03/01/30	39,655
45,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.5000	08/15/30	44,016
55,000	DIRECTV Holdings, LLC / DIRECTV Financing Company(a)		5.8750	08/15/27	55,335
					139,006
	CHEMICALS — 0.4%
125,000	Chemours Co/The(a),(g)		5.7500	11/15/28	127,169
50,000	Nufarm Australia Ltd. / Nufarm Americas, Inc.(a)		5.0000	01/27/30	49,807
215,000	Nutrition & Biosciences, Inc.(a)		2.3000	11/01/30	203,018
					379,994
	COMMERCIAL SUPPORT SERVICES — 0.3%
50,000	Aramark Services, Inc.(a)		6.3750	05/01/25	51,750
135,000	GFL Environmental Inc(a)		4.0000	08/01/28	125,982
135,000	GFL Environmental, Inc.(a)		3.7500	08/01/25	135,202

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.2% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.3% (Continued)
					$312,934
	CONSTRUCTION MATERIALS — 0.1%
45,000	Standard Industries, Inc.(a)		4.3750	07/15/30	43,161

	CONSUMER SERVICES — 0.1%
65,000	Carriage Services, Inc.(a)		4.2500	05/15/29	63,467

	CONTAINERS & PACKAGING — 0.2%
200,000	Ardagh Packaging Finance plc / Ardagh Holdings(a)		4.1250	08/15/26	198,869

	DIVERSIFIED INDUSTRIALS — 0.2%
181,000	General Electric Company Series D(b)	US0003M + 3.330%	3.5330	06/15/69	176,249

	ELECTRIC UTILITIES — 0.7%
238,000	Puget Energy, Inc.		2.3790	06/15/28	229,957
244,000	Southern Company (The)(b)	H15T5Y + 2.915%	3.7500	09/15/51	238,723
170,000	Vistra Corporation(a),(b)	H15T5Y + 6.930%	8.0000	04/15/70	176,645
					645,325
	ELECTRICAL EQUIPMENT — 0.2%
175,000	Vertiv Group Corporation(a)		4.1250	11/15/28	170,845

	ENGINEERING & CONSTRUCTION — 0.3%
238,000	Sempra Infrastructure Partners, L.P.(a)		3.2500	01/15/32	233,307

	ENTERTAINMENT CONTENT — 0.0%(e)
30,000	ROBLOX Corporation(a)		3.8750	05/01/30	29,079

	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
85,000	Glatfelter Corporation(a)		4.7500	11/15/29	85,967
90,000	Suzano Austria GmbH		2.5000	09/15/28	85,343
					171,310
	HEALTH CARE FACILITIES & SERVICES — 0.8%
175,000	DaVita, Inc.(a),(g)		4.6250	06/01/30	170,524
125,000	HCA, Inc.(g)		5.2500	06/15/49	147,887

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.8% (Continued)
45,000	Legacy LifePoint Health, LLC(a)		6.7500	04/15/25	$46,622
170,000	Molina Healthcare, Inc.(a)		3.8750	05/15/32	164,292
10,000	Prime Healthcare Services, Inc.(a)		7.2500	11/01/25	10,464
150,000	Universal Health Services, Inc.(a)		2.6500	01/15/32	141,843
					681,632
	HOME CONSTRUCTION — 0.4%
105,000	M/I Homes, Inc.		4.9500	02/01/28	106,205
235,000	PulteGroup, Inc.		6.3750	05/15/33	293,593
					399,798
	INDUSTRIAL SUPPORT SERVICES — 0.2%
200,000	Ashtead Capital, Inc.(a)		4.3750	08/15/27	205,418

	INSTITUTIONAL FINANCIAL SERVICES — 2.0%
160,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 4.358%	4.7000	09/20/68	169,000
370,000	Brookfield Finance, Inc.		2.7240	04/15/31	362,516
185,000	Coinbase Global, Inc.(a)		3.6250	10/01/31	161,071
295,000	Goldman Sachs Group, Inc. (The)		4.2500	10/21/25	315,345
290,000	Jefferies Group, LLC / Jefferies Group Capital		2.6250	10/15/31	276,887
285,000	Morgan Stanley(g)		3.1250	07/27/26	295,039
175,000	Morgan Stanley		6.3750	07/24/42	250,906
					1,830,764
	INSURANCE — 2.3%
150,000	Allstate Corporation (The)(b)	US0003M + 2.938%	5.7500	08/15/53	154,913
185,000	Ascot Group Ltd.(a)		4.2500	12/15/30	186,357
220,000	Athene Global Funding(a),(g)		2.4500	08/20/27	219,128
170,000	Brighthouse Financial, Inc.(g)		5.6250	05/15/30	197,303
240,000	Liberty Mutual Group, Inc.(a)		4.5690	02/01/29	270,677
185,000	Liberty Mutual Group, Inc.(a),(b)	H15T5Y + 3.315%	4.1250	12/15/51	182,510
275,000	Lincoln National Corporation(b)	US0003M + 2.040%	2.2940	04/20/67	231,688
160,000	MetLife, Inc.(b)	H15T5Y + 3.576%	3.8500	03/15/69	161,600
76,000	MetLife, Inc.(b)	US0003M + 2.959%	5.8750	09/15/66	83,933
70,000	Prudential Financial, Inc.(b)	US0003M + 4.175%	5.8750	09/15/42	70,963
230,000	Prudential Financial, Inc.(b)	US0003M + 3.920%	5.6250	06/15/43	238,234
60,000	Trinity Acquisition plc		4.4000	03/15/26	64,691

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.2% (Continued)
	INSURANCE — 2.3% (Continued)
					$2,061,997
	INTERNET MEDIA & SERVICES — 0.2%
100,000	TripAdvisor, Inc.(a)		7.0000	07/15/25	104,873
70,000	Twitter, Inc.(a)		3.8750	12/15/27	69,956
					174,829
	LEISURE FACILITIES & SERVICES — 0.7%
85,000	Hilton Grand Vacations Borrower Escrow, LLC(a)		5.0000	06/01/29	84,723
200,000	International Game Technology plc(a),(g)		4.1250	04/15/26	200,803
24,000	Marriott International, Inc.		2.8500	04/15/31	23,151
95,000	Marriott Ownership Resorts, Inc.		4.7500	01/15/28	94,439
135,000	Scientific Games International, Inc.(a)		5.0000	10/15/25	137,954
50,000	Scientific Games International, Inc.(a)		8.2500	03/15/26	52,254
20,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	21,035
					614,359
	LEISURE PRODUCTS — 0.2%
166,000	Brunswick Corporation		2.4000	08/18/31	154,541

	MEDICAL EQUIPMENT & DEVICES — 0.6%
35,000	Avantor Funding, Inc.(a)		3.8750	11/01/29	33,662
265,000	Baxter International, Inc.(a)		2.5390	02/01/32	257,037
203,000	Illumina, Inc.		2.5500	03/23/31	197,036
50,000	Mozart Debt Merger Sub, Inc.(a),(g)		3.8750	04/01/29	48,177
					535,912
	METALS & MINING — 1.2%
145,000	Alliance Resource Operating Partners, L.P.(a)		7.5000	05/01/25	147,037
160,000	Cleveland-Cliffs, Inc.(a)		6.7500	03/15/26	167,923
205,000	Freeport-McMoRan, Inc.(g)		5.4500	03/15/43	241,410
185,000	Glencore Funding, LLC(a)		2.8500	04/27/31	177,025
205,000	Teck Resources Ltd.		6.1250	10/01/35	255,176
					988,571
	OIL & GAS PRODUCERS — 3.8%
155,000	Boardwalk Pipelines, L.P. B		4.9500	12/15/24	165,350
45,000	Cheniere Energy, Inc.		4.6250	10/15/28	45,750
135,000	Chesapeake Escrow Issuer, LLC B(a)		5.5000	02/01/26	139,342

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.2% (Continued)
	OIL & GAS PRODUCERS — 3.8% (Continued)
75,000	CrownRock, L.P. / CrownRock Finance, Inc.(a)		5.6250	10/15/25	$75,666
100,000	CrownRock, L.P. / CrownRock Finance, Inc.(a)		5.0000	05/01/29	101,096
80,000	DCP Midstream Operating, L.P.(g)		3.2500	02/15/32	75,726
130,000	DT Midstream, Inc.(a),(g)		4.1250	06/15/29	128,603
185,000	Energy Transfer, L.P.(b),(g)	H15T5Y + 5.694%	6.5000	11/15/69	189,682
245,000	Flex Intermediate Holdco, LLC(a)		3.3630	06/30/31	238,380
165,000	HollyFrontier Corporation(g)		5.8750	04/01/26	181,291
160,000	Kinder Morgan, Inc.		4.3000	06/01/25	170,643
45,000	Kinder Morgan, Inc.		7.7500	01/15/32	60,996
200,000	Lundin Energy Finance BV(a)		2.0000	07/15/26	196,046
5,000	Occidental Petroleum Corporation		5.5000	12/01/25	5,313
110,000	Occidental Petroleum Corporation(g)		6.1250	01/01/31	127,146
70,000	Parsley Energy, LLC / Parsley Finance Corporation(a)		4.1250	02/15/28	71,628
200,000	Pertamina Persero PT(a)		6.4500	05/30/44	243,350
85,000	Petroleos Mexicanos		6.5000	03/13/27	89,023
185,000	Petroleos Mexicanos		7.6900	01/23/50	171,588
200,000	Petronas Capital Ltd.(a)		3.5000	04/21/30	211,337
250,000	Reliance Industries Ltd.(a)		2.8750	01/12/32	242,744
65,000	Sabine Pass Liquefaction, LLC		4.2000	03/15/28	69,776
70,000	Southwestern Energy Company(g)		5.3750	02/01/29	71,296
140,000	Targa Resources Partners, L.P. / Targa Resources		5.8750	04/15/26	144,442
100,000	Venture Global Calcasieu Pass, LLC(a),(g)		3.8750	08/15/29	99,926
90,000	Venture Global Calcasieu Pass, LLC(a),(g)		3.8750	11/01/33	89,261
					3,405,401
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
80,000	Patterson-UTI Energy, Inc.(g)		5.1500	11/15/29	81,133
24,256	Transocean Guardian Ltd.(a)		5.8750	01/15/24	23,199
					104,332
	PRIVATE INVESTMENT FUNDS — 0.2%
92,000	Blackstone Private Credit Fund(a)		2.6250	12/15/26	87,345
45,000	Blackstone Private Credit Fund(a)		4.0000	01/15/29	44,494
					131,839
	REAL ESTATE INVESTMENT TRUSTS — 1.9%
220,000	EPR Properties		4.7500	12/15/26	230,652

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.9% (Continued)
155,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.7500	06/01/28	$174,226
23,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.2500	01/15/32	22,255
85,000	MPT Operating Partnership, L.P. / MPT Finance		5.0000	10/15/27	87,442
25,000	MPT Operating Partnership, L.P. / MPT Finance(g)		4.6250	08/01/29	25,740
130,000	MPT Operating Partnership, L.P. / MPT Finance		3.5000	03/15/31	125,182
170,000	Office Properties Income Trust		4.5000	02/01/25	177,430
240,000	Phillips Edison Grocery Center Operating		2.6250	11/15/31	229,992
95,000	Retail Opportunity Investments Partnership, L.P.		5.0000	12/15/23	99,414
105,000	Retail Opportunity Investments Partnership, L.P.		4.0000	12/15/24	108,866
225,000	Retail Properties of America, Inc.		4.7500	09/15/30	244,791
165,000	Service Properties Trust		4.9500	02/15/27	153,818
					1,679,808
	REAL ESTATE OWNERS & DEVELOPERS — 0.3%
275,000	Ontario Teachers’ Cadillac Fairview Properties(a)		2.5000	10/15/31	267,597

	RETAIL - CONSUMER STAPLES — 0.0%(e)
15,000	Albertsons Companies Inc / Safeway Inc / New(a)		3.5000	03/15/29	14,187

	RETAIL - DISCRETIONARY — 0.6%
185,000	American Builders & Contractors Supply Company(a),(g)		4.0000	01/15/28	181,430
185,000	BlueLinx Holdings, Inc.(a)		6.0000	11/15/29	182,918
159,000	Dick’s Sporting Goods, Inc.		3.1500	01/15/32	155,943
					520,291
	SEMICONDUCTORS — 0.5%
171,000	Broadcom, Inc.		4.1500	11/15/30	182,157
9,000	Broadcom, Inc.(a),(g)		3.1870	11/15/36	8,565
270,000	SK Hynix, Inc.(a)		1.5000	01/19/26	260,400
					451,122
	SOFTWARE — 0.5%
265,000	Citrix Systems, Inc.(g)		3.3000	03/01/30	265,830
20,000	Consensus Cloud Solutions, Inc.(a)		6.0000	10/15/26	20,630
25,000	Consensus Cloud Solutions, Inc.(a)		6.5000	10/15/28	25,680
90,000	Oracle Corporation		2.8750	03/25/31	86,961
45,000	Oracle Corporation		3.8500	04/01/60	40,133

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.2% (Continued)
	SOFTWARE — 0.5% (Continued)
					$439,234
	SPECIALTY FINANCE — 1.0%
224,000	Ally Financial, Inc.(g)		4.7000	08/15/69	222,158
145,000	Aviation Capital Group, LLC(a)		3.5000	11/01/27	145,147
125,000	Avolon Holdings Funding Ltd.(a)		4.3750	05/01/26	130,192
182,000	Capital One Financial Corporation(b),(g)	SOFRRATE + 1.337%	2.3590	07/29/32	167,082
125,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.2500	02/01/27	121,044
15,000	Navient Corporation		5.5000	03/15/29	14,683
70,000	OneMain Finance Corporation(g)		6.8750	03/15/25	76,179
25,000	OneMain Finance Corporation(g)		7.1250	03/15/26	27,525
					904,010
	TECHNOLOGY HARDWARE — 1.4%
194,000	CDW, LLC / CDW Finance Corporation(g)		3.5690	12/01/31	193,815
45,000	CommScope, Inc.(a)		7.1250	07/01/28	42,409
110,000	CommScope, Inc.(a),(g)		4.7500	09/01/29	105,535
84,000	Dell International, LLC / EMC Corporation		8.1000	07/15/36	121,024
94,000	Flex Ltd.(g)		3.7500	02/01/26	98,672
255,000	HP, Inc.		3.4000	06/17/30	261,251
94,000	Motorola Solutions, Inc.		4.6000	02/23/28	103,762
50,000	Motorola Solutions, Inc.		4.6000	05/23/29	55,616
280,000	TD SYNNEX Corporation(a)		2.3750	08/09/28	264,063
					1,246,147
	TECHNOLOGY SERVICES — 0.6%
137,000	Kyndryl Holdings, Inc.(a)		2.7000	10/15/28	128,832
245,000	Leidos, Inc.		2.3000	02/15/31	225,818
160,000	Science Applications International Corporation(a)		4.8750	04/01/28	161,018
					515,668
	TELECOMMUNICATIONS — 0.9%
170,000	Level 3 Financing, Inc.(a)		4.2500	07/01/28	162,484
162,500	Sprint Spectrum Company, LLC / Sprint Spectrum(a)		4.7380	03/20/25	169,797
265,000	T-Mobile USA, Inc.		3.8750	04/15/30	278,750
85,000	Verizon Communications, Inc.(b)	US0003M + 1.100%	1.2560	05/15/25	86,818
123,000	Verizon Communications, Inc.		2.5500	03/21/31	119,999
					817,848

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.2% (Continued)
	TOBACCO & CANNABIS — 0.4%
195,000	BAT Capital Corporation		4.9060	04/02/30	$212,934
190,000	Vector Group Ltd.(a)		5.7500	02/01/29	175,862
					388,796
	TRANSPORTATION & LOGISTICS — 0.1%
60,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.7500	04/20/29	61,528

	TOTAL CORPORATE BONDS (Cost $29,021,830)				28,851,679

	MUNICIPAL BONDS — 2.2%
	CITY — 0.6%
340,000	City of Bristol VA		4.2100	01/01/42	359,330
145,000	City of San Antonio TX		1.9630	02/01/33	139,882
					499,212
	GOVERNMENT LEASE — 0.1%
145,000	Texas Public Finance Authority		2.1400	02/01/35	136,322

	HOSPITALS — 0.2%
135,000	Idaho Health Facilities Authority		5.0200	03/01/48	169,376

	LOCAL AUTHORITY — 1.1%
325,000	San Diego County Regional Airport Authority		5.5940	07/01/43	354,660
600,000	State of Texas		3.2110	04/01/44	618,895
35,000	Texas Transportation Commission State Highway Fund		4.0000	10/01/33	40,840
					1,014,395
	SALES TAX — 0.0%(e)
20,000	Sales Tax Securitization Corporation		3.4110	01/01/43	19,832

	WATER AND SEWER — 0.2%
160,000	Santa Clara Valley Water District		2.9670	06/01/50	156,139

	TOTAL MUNICIPAL BONDS (Cost $1,912,498)				1,995,276

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.4%
	SOVEREIGN — 1.4%
200,000	Emirate of Dubai Government International Bonds		5.2500	01/30/43	$223,153
200,000	Mexico Government International Bond		2.6590	05/24/31	188,682
200,000	Oman Government International Bond(a)		7.3750	10/28/32	227,627
200,000	Panama Government International Bond		3.2980	01/19/33	199,875
200,000	Qatar Government International Bond(a)		4.4000	04/16/50	237,825
200,000	Saudi Government International Bond(a)		3.2500	10/22/30	209,007
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,331,542)				1,286,169

	TERM LOANS — 10.4%
	ADVERTISING & MARKETING — 0.1%
130,000	Dotdash Meredith, Inc.(b)	SOFRRATE + 4.000%	4.5000	11/23/28	130,163

	AEROSPACE & DEFENSE — 0.2%
206,768	TransDigm, Inc.(b)	US0001M + 2.250%	2.3370	05/30/25	205,009

	AUTOMOTIVE — 0.1%
142,481	Cooper-Standard Automotive, Inc.(b)	US0001M + 2.000%	2.7500	11/02/23	133,408

	BIOTECH & PHARMA — 0.0%(e)
19,842	Bausch Health Americas, Inc.(b)	US0003M + 2.750%	2.8710	06/01/25	19,828
6,181	Bausch Health Americas, Inc.(b)	US0003M + 3.000%	3.1210	06/01/25	6,140
					25,968
	CABLE & SATELLITE — 0.2%
64,018	Charter Communications Operating, LLC(b)	US0001M + 1.750%	1.8400	02/01/27	63,457
98,477	CSC Holdings, LLC(b)	US0001M + 2.250%	2.3770	01/11/26	97,164
20,000	Virgin Media Bristol, LLC(b)	US0001M + 3.250%	3.3530	01/10/29	19,997
					180,618
	CHEMICALS — 0.7%
175,000	Diamond BC BV(b)	US0001M – 3.000%	3.5000	09/15/28	174,806
232,302	INEOS US Finance, LLC(b)	US0001M + 2.000%	2.1040	03/31/24	231,286
134,325	INEOS US Petrochem, LLC(b)	US0001M + 2.750%	3.2500	01/21/26	134,220

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.4% (Continued)
	CHEMICALS — 0.7% (Continued)
149,250	Trinseo Materials Operating SCA(b)	US0001M + 2.500%	2.5870	03/18/28	$148,597
					688,909
	COMMERCIAL SUPPORT SERVICES — 0.2%
203,463	AlixPartners LLP(b)	US0001M + 2.750%	3.2500	01/28/28	202,968
23,313	Aramark Services, Inc.(b)	US0001M + 1.750%	1.8710	12/10/26	23,065
					226,033
	CONSTRUCTION MATERIALS — 0.4%
180,087	CPG International, LLC(b)	US0003M + 2.500%	3.2500	05/05/24	180,350
140,000	Quikrete Holdings, Inc.(b)	US0001M + 3.000%	3.0893	06/11/28	139,841
					320,191
	CONTAINERS & PACKAGING — 0.2%
150,837	Berry Global, Inc.(b)	US0001M + 1.750%	1.8610	07/01/26	149,248

	ELECTRIC UTILITIES — 0.1%
122,903	Astoria Energy, LLC(b)	US0003M + 3.500%	4.5000	12/10/27	122,784

	ELECTRICAL EQUIPMENT — 0.2%
186,069	Brookfield WEC Holdings, Inc.(b)	US0001M + 2.750%	3.2500	08/01/25	185,430

	FOOD — 0.5%
50,000	CHG PPC Parent, LLC(b)	US0001M + 3.000%	3.5000	11/17/28	49,979
178,177	Hostess Brands, LLC(b)	US0003M + 2.250%	3.0000	08/03/25	177,889
178,168	JBS USA LUX S.A.(b)	US0001M + 2.000%	2.1080	05/01/26	177,955
					405,823
	HEALTH CARE FACILITIES & SERVICES — 0.4%
54,859	Agiliti Health, Inc.(b)	US0001M + 2.750%	5.0620	10/18/25	54,722
99,636	IQVIA, Inc.(b)	US0003M + 1.750%	1.9520	06/08/25	99,387
131,596	Legacy LifePoint Health, LLC(b)	US0001M + 3.750%	3.8420	11/16/25	131,448
30,000	Phoenix Newco, Inc.(b)	US0001M + 3.500%	4.0000	08/11/28	30,040
					315,597
	HOME CONSTRUCTION — 0.1%
55,000	Chariot Buyer, LLC(b)	US0001M + 3.500%	4.0000	10/22/28	54,966

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.4% (Continued)
	INDUSTRIAL INTERMEDIATE PROD — 0.2%
178,200	Gates Global, LLC(b)	US0001M + 2.750%	3.5000	03/31/27	$177,934

	INDUSTRIAL SUPPORT SERVICES — 0.1%
20,000	APi Group DE, Inc.(b)	US0001M + 2.750%	2.8550	10/07/28	20,005
89,325	Resideo Funding, Inc.(b)	US0003M + 2.250%	2.7500	02/09/28	89,139
					109,144
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
193,538	Citadel Securities, L.P.(b)	US0001M + 2.500%	2.6040	02/27/28	192,000

	INSURANCE — 0.3%
34,825	Asurion, LLC(b)	US0001M + 3.250%	3.3590	07/28/27	34,637
201,073	Sedgwick Claims Management Services, Inc.(b)	US0001M + 3.250%	3.3420	11/05/25	200,012
					234,649
	INTERNET MEDIA & SERVICES — 0.2%
27,075	Pug, LLC(b)	US0001M + 4.250%	4.7500	02/13/27	27,160
133,700	Pug, LLC(b)	US0001M + 3.500%	3.6210	12/31/49	133,087
					160,247
	LEISURE FACILITIES & SERVICES — 0.8%
14,775	Aristocrat International Pty Ltd.(b)	US0003M + 3.750%	4.7500	10/19/24	14,852
178,707	Caesars Resort Collection, LLC(b)	US0001M + 2.750%	2.8370	10/02/24	177,962
180,000	Hilton Worldwide Finance, LLC(b)	US0001M + 1.750%	1.8420	06/21/26	178,687
89,535	Scientific Games International, Inc.(b)	US0001M + 2.750%	2.8710	08/14/24	89,373
139,296	Station Casinos, LLC(b)	US0001M + 2.250%	2.5000	01/31/27	138,354
119,674	UFC Holdings, LLC(b)	US0003M + 2.750%	3.5000	04/29/26	118,884
					718,112
	MACHINERY — 0.5%
152,022	Alliance Laundry Systems, LLC(b)	US0003M + 3.500%	4.2500	09/30/27	152,354
137,654	Standard Industries, Inc.(b),(g)	US0003M + 2.500%	3.0000	08/06/28	137,921
133,272	Star US Bidco, LLC(b)	US0001M + 4.250%	5.2500	03/03/27	133,523
					423,798
	MEDICAL EQUIPMENT & DEVICES — 0.1%
25,000	ICU Medical, Inc.(b)	SOFRRATE + 2.500%	3.0000	12/15/28	25,094
55,000	Mozart Borrower, L.P.(b)	US0001M + 3.250%	3.7500	09/30/28	54,832

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.1% (Continued)
					$79,926
	OIL & GAS PRODUCERS — 0.5%
24,564	Buckeye Partners, L.P.(b)	US0001M + 2.250%	2.3690	11/01/26	24,490
57,626	CITGO Petroleum Corporation(b)	US0001M + 6.250%	7.2500	03/27/24	57,754
49,750	DT Midstream, Inc.(b)	US0003M + 2.000%	2.5000	05/25/28	50,030
145,000	Freeport LNG Investments LLLP(b)	US0003M + 3.500%	4.0000	11/17/28	144,586
180,000	Oryx Midstream Services Permian Basin, LLC(b)	US0003M + 3.250%	3.7500	09/30/28	179,800
					456,660
	PUBLISHING & BROADCASTING — 0.1%
118,333	Nexstar Broadcasting, Inc.(b)	US0001M + 2.500%	2.6150	06/20/26	118,112

	RETAIL - DISCRETIONARY — 0.4%
183,349	Harbor Freight Tools USA, Inc.(b)	US0001M + 2.750%	3.2500	10/19/27	182,918
89,775	PetSmart, Inc.(b)	US0003M + 3.750%	4.5000	01/29/28	89,761
89,775	RH(b)	US0003M + 2.500%	3.0000	10/15/28	89,599
					362,278
	SOFTWARE — 0.8%
113,368	Applied Systems, Inc.(b)	US0003M + 3.200%	3.7500	09/19/24	113,336
142,176	Boxer Parent Company, Inc.(b)	US0001M + 3.750%	3.8590	10/02/25	141,869
135,000	CCC Intelligent Solutions, Inc.(b)	US0001M + 2.500%	3.0000	09/17/28	134,642
124,063	Sophia, L.P.(b)	US0003M + 3.500%	4.5000	10/07/27	124,159
172,677	UKG, Inc.(b)	US0003M + 3.250%	3.7500	05/03/26	172,480
					686,486
	SPECIALTY FINANCE — 0.2%
74,250	Avolon TLB Borrower 1 US, LLC(b)	US0001M + 2.250%	3.2500	12/01/27	74,173
110,000	Trans Union, LLC(b)	US0001M + 2.250%	2.7500	11/18/28	109,706
					183,879
	TECHNOLOGY HARDWARE — 0.1%
90,000	NCR Corporation(b)	US0003M + 2.500%	2.7200	08/08/26	89,244

	TECHNOLOGY SERVICES — 1.1%
179,535	Blackhawk Network Holdings, Inc.(b)	US0001M + 3.000%	3.1210	05/22/25	178,845
167,931	Dun & Bradstreet Corporation (The)(b)	US0001M + 3.250%	3.3520	02/08/26	167,481

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.4% (Continued)
	TECHNOLOGY SERVICES — 1.1% (Continued)
20,000	Dun & Bradstreet Corporation (The)(b)	SOFRRATE + 3.250%	3.3000	01/07/29	$19,988
170,000	NAB Holdings, LLC(b)	SOFRRATE + 3.000%	3.5000	11/18/28	169,165
89,325	Peraton Corporation(b)	US0001M + 3.750%	4.5000	02/24/28	89,430
195,000	Tenable, Inc.(b)	US0002M + 2.750%	3.2500	06/17/28	194,270
193,538	WEX, Inc.(b)	US0001M + 2.250%	2.3540	03/19/28	192,615
					1,011,794
	TELECOMMUNICATIONS — 0.3%
39,188	CenturyLink, Inc.(b)	US0001M + 2.250%	2.3370	03/15/27	38,607
32,130	Consolidated Communications, Inc.(b)	US0001M + 3.500%	4.2500	10/02/27	32,075
177,957	SBA Senior Finance II, LLC (b)	US0001M + 1.750%	1.8580	04/11/25	176,723
					247,405
	TRANSPORTATION & LOGISTICS — 1.0%
135,000	AAdvantage Loyalty IP Ltd.(b)(g)	US0003M + 4.750%	5.5000	03/10/28	140,325
24,706	Air Canada (b)	US0003M + 3.500%	4.2500	07/27/28	24,824
172,398	Brown Group Holding, LLC (b)	US0003M + 2.500%	3.2500	04/22/28	171,734
185,000	KKR Apple Bidco, LLC (b)	US0001M + 3.000%	3.5000	07/13/28	184,846
120,000	Mileage Plus Holdings, LLC (b)	US0003M + 5.250%	6.2500	06/25/27	126,870
119,176	PODS, LLC (b)	US0001M + 3.000%	3.7500	03/19/28	119,027
175,000	SkyMiles IP Ltd.(b)	US0003M + 3.750%	4.7500	09/16/27	185,073
					952,699
	TOTAL TERM LOANS (Cost $9,338,644)				9,348,514

	U.S. GOVERNMENT & AGENCIES — 21.5%
	AGENCY FIXED RATE — 0.8%
9,984	Fannie Mae Pool 735061		6.0000	11/01/34	11,246
11,698	Fannie Mae Pool 866009		6.0000	03/01/36	13,456
88,334	Fannie Mae Pool 938574		5.5000	09/01/36	99,484
31,824	Fannie Mae Pool 310041		6.5000	05/01/37	37,413
14,668	Fannie Mae Pool 962752		5.0000	04/01/38	16,634
15,655	Fannie Mae Pool 909175		5.5000	04/01/38	17,806
58,723	Fannie Mae Pool 909220		6.0000	08/01/38	67,122

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 21.5% (Continued)
	AGENCY FIXED RATE — 0.8% (Continued)
85,442	Fannie Mae Pool AA7001	5.0000	06/01/39	$96,014
65,805	Fannie Mae Pool AS7026	4.0000	04/01/46	70,613
104,102	Fannie Mae Pool BJ9260	4.0000	04/01/48	110,486
102,259	Freddie Mac Gold Pool G01980	5.0000	12/01/35	115,720
14,587	Freddie Mac Gold Pool G05888	5.5000	10/01/39	16,720
				672,714
	U.S. TREASURY BILLS — 10.3%
1,360,000	United States Treasury Note	0.1250	08/31/23	1,340,716
535,000	United States Treasury Note	0.3750	09/30/27	497,592
730,000	United States Treasury Note	0.8750	11/15/30	677,731
1,415,000	United States Treasury Note(g)	1.1250	02/15/31	1,340,049
1,525,000	United States Treasury Note	1.6250	05/15/31	1,506,771
360,000	United States Treasury Note	1.2500	08/15/31	343,519
2,475,000	United States Treasury Note(g)	1.8750	02/15/51	2,350,284
135,000	United States Treasury Note	2.0000	08/15/51	132,057
1,135,000	United States Treasury Note	1.8750	11/15/51	1,079,225
				9,267,944
	U.S. TREASURY BONDS — 6.3%
590,000	United States Treasury Bond	3.0000	08/15/48	694,610
1,280,000	United States Treasury Bond	2.8750	05/15/49	1,483,300
1,440,000	United States Treasury Bond	2.0000	02/15/50	1,407,038
2,500,000	United States Treasury Bond	1.3750	08/15/50	2,103,710
				5,688,658
	U.S. TREASURY NOTES — 4.1%
1,010,000	United States Treasury Note	0.1250	05/31/22	1,009,340
2,505,000	United States Treasury Note(g)	2.6250	02/15/29	2,651,386
				3,660,726
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,940,846)			19,290,042

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 10.3%
9,210,773	Mount Vernon Prime Portfolio, 0.11% (Cost $9,210,773)(f),(h)	$9,210,773

	TOTAL INVESTMENTS – 108.2% (Cost $98,138,247)	$97,050,622
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%	(7,335,213)
	NET ASSETS - 100.0%	$89,715,409

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0002M	ICE LIBOR USD 2 Month

US0003M	ICE LIBOR USD 3 Month

USSW5	USD SWAP SEMI 30/360 5YR

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022 the total market value of 144A securities is 37,579,057 or 41.9% of net assets.

(b)	Variable rate security; the rate shown represents the rate on January 31, 2022.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2022.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(g)	All or a portion of these securities are on loan. Total loaned securities had a value of $9,022,007 on January 31, 2022.

(h)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 0.5%
	METALS & MINING - 0.2%
23,114	Covia Holdings, LLC(a)	$309,150

	OIL & GAS PRODUCERS - 0.1%
2,650	Quarternorth Energy Holding, Inc.(a)	276,482

	RETAIL - DISCRETIONARY - 0.2%
17,244	Libbey Glass, Inc.(a)	181,062
1,963	NMG Parent, LLC(a)	309,173
		490,235

	TOTAL COMMON STOCKS (Cost $2,238,609)	1,075,867

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 10.8%
	CLO — 10.8%
1,500,000	Apidos 2015-20A CLO (b),(c)	US0003M + 5.700%	5.9410	07/16/31	1,417,421
1,540,000	Atrium 9A(b),(c)	US0003M + 6.450%	6.6260	05/28/30	1,522,981
2,900,000	Benefit Street Partners CLO II Ltd.(b),(c)	US0003M + 6.550%	6.7910	07/15/29	2,786,347
2,000,000	Benefit Street Partners CLO III Ltd.(b),(c)	US0003M + 6.600%	6.8540	07/20/29	1,924,002
2,000,000	Benefit Street Partners Clo XII Ltd.(b),(c)	US0003M + 6.410%	6.6510	10/15/30	1,937,328
2,000,000	Carlyle Global Market Strategies CLO 2015-3 Ltd.(b),(c)	US0003M + 5.200%	5.4780	07/28/28	1,897,908
2,000,000	Carlyle Global Market Strategies CLO 2015-4 Ltd.(b),(c)	US0003M + 6.700%	6.9540	07/20/32	1,889,726
250,000	CIFC Funding 2013-II Ltd.(b),(c)	US0003M + 6.520%	6.7590	10/18/30	242,144
275,000	CIFC Funding 2017-I Ltd.(b),(c)	US0003M + 6.350%	6.6050	04/23/29	271,184
1,250,000	Goldentree Loan Management US Clo 2 Ltd.(b),(c)	US0003M + 4.700%	4.9540	11/28/30	1,185,251
3,005,000	THL Credit Wind River 2014-2 CLO Ltd.(b),(c)	US0003M + 5.750%	5.9910	01/15/31	2,774,282
1,750,000	THL Credit Wind River 2019-3 Clo Ltd.(b),(c)	US0003M + 6.750%	6.9910	04/15/31	1,708,026
700,000	TICP CLO I-2 Ltd.(b),(c)	US0003M + 5.770%	6.0370	04/26/28	681,138
1,850,000	Voya CLO 2015-1 Ltd.(b),(c)	US0003M + 5.650%	5.8910	01/18/29	1,732,101
					21,969,839
	TOTAL ASSET BACKED SECURITIES (Cost $22,172,588)				21,969,839

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.0%
	BIOTECH & PHARMA — 0.0%(d)
86,000	Bausch Health Companies, Inc.(b)	6.1250	02/01/27	$86,467

	CABLE & SATELLITE — 0.2%
500,000	CSC Holdings, LLC(b),(e)	5.7500	01/15/30	470,830

	CHEMICALS — 0.2%
500,000	Consolidated Energy Finance S.A.(b)	5.6250	10/15/28	467,610

	COMMERCIAL SUPPORT SERVICES — 0.5%
450,000	Deluxe Corporation(b)	8.0000	06/01/29	464,940
500,000	Garda World Security Corporation B(b),(e)	4.6250	02/15/27	488,788
				953,728
	CONSUMER SERVICES — 0.2%
437,000	PROG Holdings, Inc.(b)	6.0000	11/15/29	426,768

	ELECTRIC UTILITIES — 0.2%
500,000	Calpine Corporation(b)	5.0000	02/01/31	472,198

	FOOD — 0.5%
500,000	HLF Financing Sarl, LLC / Herbalife International,(b),(e)	4.8750	06/01/29	474,460
500,000	Post Holdings, Inc.(b)	4.5000	09/15/31	476,460
				950,920
	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
500,000	Sylvamo Corporation(b)	7.0000	09/01/29	514,695

	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
475,000	Aretec Escrow Issuer, Inc.(b)	7.5000	04/01/29	483,916

	INTERNET MEDIA & SERVICES — 0.2%
475,000	GrubHub Holdings, Inc.(b)	5.5000	07/01/27	462,686

	LEISURE FACILITIES & SERVICES — 1.2%
475,000	CEC Entertainment Company, LLC(b),(e)	6.7500	05/01/26	456,905
385,000	Lindblad Expeditions, LLC(b)	6.7500	02/15/27	390,030

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.0% (Continued)
	LEISURE FACILITIES & SERVICES — 1.2% (Continued)
500,000	Royal Caribbean Cruises Ltd.(b),(e)		5.5000	04/01/28	$486,322
525,000	Wynn Macau Ltd.(b),(e)		5.6250	08/26/28	481,123
500,000	Wynn Macau Ltd.(b)		5.1250	12/15/29	446,345
					2,260,725
	METALS & MINING — 0.5%
450,000	Mineral Resources Ltd.(b)		8.1250	05/01/27	482,040
510,000	Warrior Met Coal, Inc.(b)		7.8750	12/01/28	536,130
					1,018,170
	OIL & GAS PRODUCERS — 1.3%
500,000	Genesis Energy, L.P. / Genesis Energy Finance		8.0000	01/15/27	504,504
475,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		5.7500	02/01/29	485,284
500,000	ITT Holdings, LLC(b),(e)		6.5000	08/01/29	479,440
210,000	PBF Holding Company, LLC / PBF Finance Corporation(b),(e)		9.2500	05/15/25	205,505
675,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	475,848
500,000	Strathcona Resources Ltd.(b),(e)		6.8750	08/01/26	497,925
					2,648,506
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
525,000	Service Properties Trust		4.3750	02/15/30	450,946

	REAL ESTATE OWNERS & DEVELOPERS — 0.3%
500,000	Kennedy-Wilson, Inc.(e)		4.7500	03/01/29	497,353

	RETAIL - DISCRETIONARY — 0.2%
500,000	Carvana Company(b)		4.8750	09/01/29	444,374

	SPECIALTY FINANCE — 1.0%
450,000	AerCap Global Aviation Trust(b),(e),(f)	US0003M + 4.300%	6.5000	06/15/45	480,312
500,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	486,842
475,000	Curo Group Holdings Corporation(b)		7.5000	08/01/28	447,234
475,000	FirstCash, Inc.(b)		5.6250	01/01/30	475,532
					1,889,920
	STEEL — 0.2%
500,000	Allegheny Technologies, Inc.		4.8750	10/01/29	490,703

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.0% (Continued)
	TECHNOLOGY SERVICES — 0.5%
475,000	ION Trading Technologies Sarl(b)		5.7500	05/15/28	$478,047
500,000	MoneyGram International, Inc.(b),(e)		5.3750	08/01/26	515,648
					993,695
	TELECOMMUNICATIONS — 0.7%
500,000	Altice France S.A.(b)		5.5000	10/15/29	474,580
500,000	Lumen Technologies, Inc.(b),(e)		5.3750	06/15/29	476,063
550,000	Telesat Canada / Telesat, LLC(b)		4.8750	06/01/27	445,385
					1,396,028
	TRANSPORTATION & LOGISTICS — 0.2%
400,000	American Airlines, Inc.(b),(e)		11.7500	07/15/25	485,164

	WHOLESALE - CONSUMER STAPLES — 0.2%
525,000	C&S Group Enterprises, LLC(b)		5.0000	12/15/28	478,359

	TOTAL CORPORATE BONDS (Cost $18,866,765)				18,343,761

	TERM LOANS — 78.8%
	ADVERTISING & MARKETING — 1.1%
1,079,178	Dotdash Meredith, Inc.(c)	SOFRRATE + 4.000%	4.5000	11/23/28	1,080,527
1,196,977	Terrier Media Buyer, Inc.(c)	US0001M + 3.500%	3.5900	12/17/26	1,189,909
					2,270,436
	AEROSPACE & DEFENSE — 1.2%
778,429	Dynasty Acquisition Company, Inc.(c)	US0001M + 3.500%	3.6320	04/08/26	763,833
418,510	Standard Aero Ltd.(c)	US0001M + 3.500%	3.7020	04/08/26	410,663
1,197,045	WP CPP Holdings, LLC(c)	US0003M + 3.750%	4.7500	04/30/25	1,174,002
					2,348,498
	APPAREL & TEXTILE PRODUCTS — 0.6%
1,196,992	Samsonite IP Holdings Sarl(c)	US0001M + 3.000%	3.7500	04/25/25	1,198,369

	ASSET MANAGEMENT — 0.6%
1,196,947	Nexus Buyer, LLC(c)	US0001M + 3.750%	3.9020	11/08/26	1,194,702

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 78.8% (Continued)
	AUTOMOTIVE — 0.6%
1,008,000	Dexko Global, Inc.(c)	US0001M + 3.750%	4.2500	09/24/28	$1,008,211
161,887	Dexko Global, Inc.(c)	US0001M + 3.750%	4.2500	09/24/28	161,921
					1,170,132
	BIOTECH & PHARMA — 0.5%
142,199	Bausch Health Americas, Inc.(c)	US0001M + 2.750%	2.8710	06/01/25	142,098
777,516	Bausch Health Americas, Inc.(c)	US0001M + 3.000%	3.1210	06/01/25	772,333
					914,431
	CABLE & SATELLITE — 0.4%
809,365	CSC Holdings, LLC(c)	US0003M + 2.250%	2.3770	07/17/25	799,248

	CHEMICALS — 3.1%
152,866	Arc Falcon I, Inc.(c)	US0001M + 3.750%	4.2500	09/30/28	152,908
1,047,134	Arc Falcon I, Inc.(c)	US0001M + 3.750%	4.2500	09/30/28	1,047,416
1,416,180	Groupe Solmax, Inc.(c)	US0001M + 4.750%	5.5000	07/23/28	1,422,382
560,625	Hexion, Inc.(c)	US0003M + 3.500%	3.7400	06/27/26	562,027
1,197,869	NIC Acquisition Corporation(c)	US0003M + 3.750%	4.5000	01/14/28	1,190,880
735,510	Nouryon USA, LLC(c)	US0001M + 2.750%	2.8650	10/01/25	731,832
1,200,000	Olympus Water US Holding Corporation(c)	US0001M + 3.750%	4.2500	10/01/28	1,200,096
					6,307,541
	COMMERCIAL SUPPORT SERVICES — 5.1%
1,013,805	AlixPartners LLP(c)	US0001M + 2.750%	3.2500	01/28/28	1,011,342
1,187,025	Allied Universal Holdco, LLC(c)	US0001M + 3.750%	4.2500	05/05/28	1,185,428
1,200,000	APX Group, Inc.(c)	US0001M + 3.500%	4.0000	07/01/28	1,199,250
1,200,000	Cast & Crew Payroll, LLC(c)	US0001M + 3.500%	3.8970	02/07/26	1,200,084
1,197,000	CHG Healthcare Services, Inc.(c)	US0001M + 3.500%	4.0000	09/30/28	1,199,771
1,200,000	Creative Artists Agency, LLC(c)	US0001M + 3.750%	4.2500	11/26/26	1,198,218
904,462	Garda World Security Corporation(c)	US0001M + 4.250%	4.3600	10/30/26	907,949
1,200,000	Prime Security Services Borrower, LLC(c)	US0001M + 2.750%	3.5000	09/23/26	1,197,750
1,196,992	Sotheby’s(c)	US0001M + 4.500%	5.0000	01/15/27	1,202,228
					10,302,020

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 78.8% (Continued)
	CONSTRUCTION MATERIALS — 1.3%
1,395,000	Quikrete Holdings, Inc.(c)	US0001M + 3.000%	3.7500	06/11/28	$1,393,417
1,200,000	US Silica Company(c)	US0003M + 4.000%	5.0000	05/01/25	1,185,750
					2,579,167
	CONTAINERS & PACKAGING — 4.8%
163,718	Anchor Glass Container Corporation(c)	US0003M + 2.750%	3.7500	12/07/23	142,537
947,625	Berlin Packaging, LLC(c)	US0001M + 3.750%	4.2500	03/11/28	949,108
1,191,021	Flex Acquisition Company, Inc.(c)	US0001M + 3.500%	4.0000	03/02/28	1,190,878
1,288,136	LABL, Inc.(c)	US0001M + 5.000%	5.5000	10/22/28	1,297,190
1,458,380	Mauser Packaging Solutions Holding Company(c)	US0003M + 3.250%	3.3370	03/23/24	1,446,873
1,202,873	Patriot Container Corporation(c)	US0003M + 3.750%	4.7500	03/16/25	1,177,312
1,351,350	Reynolds Group Holdings, Inc.(c)	US0001M + 3.250%	3.3710	02/16/26	1,343,640
820,211	TricorBraun Holdings, Inc.(c)	US0001M + 3.250%	3.7500	01/29/28	816,369
863,301	Trident TPI Holdings, Inc.(c)	US0003M + 3.250%	4.0000	10/05/24	864,018
519,784	Trident TPI Holdings, Inc.(c)	US0001M + 4.000%	4.5000	07/29/28	521,315
73,839	Trident TPI Holdings, Inc.(c)	US0001M + 4.000%	4.5000	07/29/28	74,056
					9,823,296
	E-COMMERCE DISCRETIONARY — 0.3%
655,050	CNT Holdings I Corporation(c)	US0001M + 3.500%	4.5000	10/16/27	655,921

	ELECTRIC UTILITIES — 0.0%(d)
635,000	Texas Competitive Electric Holdings Company, LLC (g)		11.5000	11/22/49	—

	ELECTRICAL EQUIPMENT — 0.9%
999,577	Brookfield WEC Holdings, Inc.(c)	US0001M + 2.750%	3.2500	08/01/25	996,143
558,935	Icebox Holdco III, Inc.(c)	US0001M + 3.750%	4.2500	12/14/28	559,285
115,642	Icebox Holdco III, Inc.(c)	US0001M + 3.750%	4.2500	12/14/28	115,714
179,825	Icebox Holdco III, Inc.(c)	US0001M + 6.750%	7.2500	12/15/29	181,398
					1,852,540

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 78.8% (Continued)
	ENGINEERING & CONSTRUCTION — 1.7%
15,000	Landry’s Finance Acquisition Company(c)	US0001M + 12.000%	13.0000	10/04/23	$16,050
1,197,000	Osmose Utilities Services, Inc.(c)	US0001M + 3.250%	3.7500	06/17/28	1,192,326
1,197,000	USIC Holdings, Inc.(c)	US0001M + 3.500%	4.2500	05/14/28	1,195,504
1,071,968	VM Consolidated, Inc.(c)	US0001M + 3.250%	3.7500	03/26/28	1,071,073
					3,474,953
	ENTERTAINMENT CONTENT — 1.2%
1,196,915	NEP Group, Inc.(c)	US0003M + 3.250%	3.3370	10/20/25	1,174,473
1,216,091	Univision Communications, Inc.(c)	US0003M + 2.750%	3.7500	03/15/24	1,217,070
					2,391,543
	FORESTRY, PAPER & WOOD PRODUCTS — 1.0%
821,700	LEB Holdings USA, Inc.(c)	US0001M + 3.750%	4.5000	09/25/27	824,268
1,093,333	Sylvamo Corporation(c)	US0001M + 4.500%	5.2500	09/13/28	1,105,863
					1,930,131
	HEALTH CARE FACILITIES & SERVICES — 6.0%
1,197,000	Bella Holding Company, LLC(c)	US0001M + 3.750%	4.5000	04/01/28	1,197,964
1,196,985	Cano Health, LLC(c)	US0001M + 4.000%	5.2500	12/15/27	1,198,158
1,252,432	Legacy LifePoint Health, LLC(c)	US0001M + 3.750%	3.8420	11/16/25	1,251,036
921,085	Milano Acquisition Corporation(c)	US0001M + 4.000%	4.7500	08/17/27	923,387
1,200,000	Option Care Health, Inc.(c)	US0001M + 2.750%	3.5000	08/06/26	1,199,850
588,831	Option Care Health, Inc.(c)	US0001M + 2.750%	3.5000	10/22/28	588,758
1,196,915	Outcomes Group Holdings, Inc.(c)	US0003M + 3.250%	3.3820	10/24/25	1,187,567
1,216,100	Packaging Coordinators Midco, Inc.(c)	US0001M + 3.750%	4.2500	09/25/27	1,217,748
1,185,000	Phoenix Newco, Inc.(c)	US0001M + 3.500%	4.0000	08/11/28	1,186,576
1,196,992	Radnet Management, Inc.(c)	US0001M + 3.000%	3.7500	04/23/28	1,196,244
1,236,294	Upstream Newco, Inc.(c)	US0001M + 4.250%	4.3460	11/20/26	1,238,420
					12,385,708
	HOUSEHOLD PRODUCTS — 0.2%
451,588	Sunshine Luxembourg VII Sarl(c)	US0001M + 3.750%	4.5000	10/02/26	451,843

	INDUSTRIAL INTERMEDIATE PROD — 0.7%
1,435,446	Gates Global, LLC(c)	US0001M + 2.750%	3.5000	03/31/27	1,433,300

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 78.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.5%
950,858	Deerfield Dakota Holding, LLC(c)	US0001M + 3.750%	4.7500	03/06/27	$954,942

	INSURANCE — 3.1%
585,549	Alliant Holdings Intermediate, LLC(c)	US0001M + 3.500%	4.0000	11/06/27	585,595
764,811	Asurion, LLC(c)	US0001M + 3.250%	3.3710	12/18/26	760,222
670,597	Asurion, LLC(c)	US0001M + 3.250%	3.3590	07/28/27	666,992
355,000	Asurion, LLC(c)	US0001M + 5.250%	5.3630	01/29/28	355,888
365,000	Asurion, LLC(c)	US0001M + 5.250%	5.3340	01/14/29	365,914
1,200,000	Howden Group Holdings Ltd.(c)	US0001M + 3.250%	4.0000	11/12/27	1,197,750
1,200,000	HUB International Ltd.(c)	US0001M + 3.250%	4.0000	04/25/25	1,199,755
1,053,271	Sedgwick Claims Management Services, Inc.(c)	US0003M + 3.250%	3.3420	11/05/25	1,047,715
190,125	Sedgwick Claims Management Services, Inc.(c)	US0001M + 3.750%	3.8590	09/03/26	190,066
					6,369,897
	LEISURE FACILITIES & SERVICES — 9.3%
1,200,000	Bally’s Corporation(c)	US0001M + 3.250%	4.0000	08/06/28	1,200,582
527,037	Carnival Corporation(c)	US0001M + 3.000%	3.7500	06/30/25	523,461
646,419	Carnival Corporation(c)	US0001M + 3.250%	4.0000	10/08/28	641,839
700,922	Fertitta Entertainment, LLC/NV(c)	SOFRRATE + 4.000%	4.5000	01/13/29	703,988
1,200,000	Fogo De Chao, Inc.(c)	US0003M + 4.250%	5.2500	04/05/25	1,194,378
1,142,504	Golden Nugget, LLC(b),(c)	US0001M + 12.000%	12.7500	10/04/23	1,147,622
693,263	Hilton Grand Vacations Borrower, LLC(c)	US0001M + 3.000%	3.5000	05/20/28	692,687
1,599,605	Hornblower Sub, LLC(c)	US0001M + 4.500%	5.5000	04/27/25	1,513,636
1,200,000	IRB Holding Corporation(c)	US0001M + 2.750%	3.7500	02/05/25	1,198,596
1,200,000	MIC Glen, LLC(c)	US0001M + 3.500%	4.2500	07/21/28	1,199,466
1,200,000	Motion Finco, LLC(c)	US0001M + 3.250%	3.4700	11/04/26	1,185,642
1,860,750	Playa Resorts Holding BV(c)	US0003M + 2.750%	3.7500	04/27/24	1,833,156
1,185,737	Scientific Games International, Inc.(c)	US0001M + 2.750%	2.8710	08/14/24	1,183,591
1,197,000	SeaWorld Parks & Entertainment, Inc.(c)	US0001M + 3.000%	3.5000	08/25/28	1,198,065
1,200,000	Whatabrands, LLC(c)	US0001M + 3.250%	3.7500	08/03/28	1,198,752
1,182,565	William Morris Endeavor Entertainment, LLC(c)	US0003M + 2.750%	2.9000	05/29/25	1,164,661

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 78.8% (Continued)
	LEISURE FACILITIES & SERVICES — 9.3% (Continued)
1,196,923	Wok Holdings, Inc.(c)	US0003M + 6.250%	6.3400	03/01/26	$1,193,099
					18,973,221
	LEISURE PRODUCTS — 0.6%
1,196,886	Varsity Brands Holding Company, Inc.(c)	US0003M + 3.500%	5.9830	12/15/24	1,178,562

	MACHINERY — 2.6%
832,426	Alliance Laundry Systems, LLC(c)	US0001M + 3.500%	4.2500	09/30/27	834,249
1,224,384	CIRCOR International, Inc.(c)	US0001M + 4.500%	5.0000	12/15/28	1,220,178
638,284	Filtration Group Corporation(c)	US0003M + 3.000%	3.1210	03/29/25	637,058
288,825	Filtration Group Corporation(c)	US0001M + 3.500%	4.0000	10/19/28	288,947
1,196,992	Madison IAQ, LLC(c)	US0001M + 3.250%	3.7500	06/16/28	1,194,377
1,200,000	STS Operating, Inc.(c)	US0003M + 4.250%	4.3710	12/07/24	1,201,050
					5,375,859
	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,200,000	Mozart Borrower, L.P.(c)	US0001M + 3.250%	3.7500	09/30/28	1,196,346

	OIL & GAS PRODUCERS — 3.9%
1,147,118	CQP Holdco, L.P.(c)	US0001M + 3.750%	4.2500	06/04/28	1,147,273
1,196,893	EG America, LLC(c)	US0003M + 4.000%	4.1470	02/05/25	1,195,876
1,518,628	Lucid Energy Group II Borrower, LLC(c)	US0001M + 4.250%	5.0000	11/22/28	1,518,901
1,197,057	Medallion Midland Acquisition, L.P.(c)	US0001M + 3.750%	4.5000	10/14/28	1,197,620
1,200,000	Oryx Midstream Services Permian Basin, LLC(c)	US0003M + 3.250%	3.7500	09/30/28	1,198,662
253,747	RelaDyne, Inc.(c)	SOFRRATE + 4.250%	4.7500	12/23/28	253,986
1,384,126	TransMontaigne Operating Company, L.P.(c)	US0001M + 3.500%	4.0000	11/05/28	1,387,731
					7,900,049
	OIL & GAS SERVICES & EQUIPMENT — 0.0%(d)
1,153	Paragon Offshore Ltd.(c)	US0003M + 2.750%	4.9180	07/18/22	—

	REAL ESTATE INVESTMENT TRUSTS — 0.6%
1,200,000	Claros Mortgage Trust, Inc.(c)	US0001M + 4.500%	6.0000	08/09/26	1,204,500

	RETAIL - DISCRETIONARY — 4.2%
1,272,174	Bass Pro Group, LLC(c)	US0001M + 3.750%	5.0000	02/26/28	1,274,693

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 78.8% (Continued)
	RETAIL - DISCRETIONARY — 4.2% (Continued)
737,669	Hertz Corporation (The)(c)	US0001M + 3.250%	3.7500	06/14/28	$738,595
139,557	Hertz Corporation (The)(c)	US0001M + 3.250%	4.0000	06/14/28	139,732
1,300,000	JP Intermediate B, LLC(c)	US0003M + 5.500%	6.5000	11/20/25	1,199,250
305,000	LBM Acquisition, LLC(c)	US0001M + 3.750%	4.5000	12/18/27	303,602
608,471	LBM Acquisition, LLC(c)	US0001M + 3.750%	4.5000	12/18/27	605,681
1,196,985	Leslie’s Poolmart, Inc.(c)	US0001M + 2.500%	3.2500	03/08/28	1,197,176
815,900	Mavis Tire Express Services TopCo, L.P.(c)	US0001M + 4.000%	4.7500	04/30/28	819,698
540,913	Petco Health & Wellness Company, Inc.(c)	US0001M + 3.250%	4.0000	02/25/28	541,126
518,700	PetSmart, Inc.(c)	US0003M + 3.750%	4.5000	01/29/28	518,620
1,200,063	Specialty Building Products Holdings, LLC(c)	US0001M + 3.750%	4.2500	10/05/28	1,200,813
					8,538,986
	SEMICONDUCTORS — 0.9%
576,770	Altar Bidco, Inc.(c)	SOFRRATE + 3.350%	3.8500	11/17/28	576,891
57,359	Altar Bidco, Inc.(c)	SOFRRATE + 5.600%	6.1000	11/17/29	57,837
1,600,000	Bright Bidco BV(c)	US0003M + 3.500%	4.5000	06/30/24	1,235,064
					1,869,792
	SOFTWARE — 9.0%
1,121,779	Applied Systems, Inc.(c)	US0003M + 3.200%	3.7500	09/19/24	1,121,459
192,894	Applied Systems, Inc.(c)	US0001M + 5.500%	6.2500	09/19/25	194,612
233,238	athenahealth, Inc.(c)	US0001M + 4.250%	4.3330	02/11/26	233,529
1,315,307	athenahealth, Inc.(c)	SOFRRATE + 3.500%	4.0000	01/27/29	1,310,650
602,375	Barracuda Networks, Inc.(c)	US0001M + 3.750%	4.5000	02/12/25	604,194
1,490,813	Boxer Parent Company, Inc.(c)	US0001M + 3.750%	3.8590	10/02/25	1,487,585
598,477	Dcert Buyer, Inc.(c)	US0003M + 4.000%	4.1460	08/08/26	599,378
600,000	Dcert Buyer, Inc.(c)	US0001M + 7.000%	7.0900	02/16/29	604,800
1,199,875	Epicor Software Corporation(c)	US0001M + 3.250%	4.0000	07/31/27	1,198,531
598,354	Finastra USA, Inc.(c)	US0003M + 3.500%	4.5000	04/28/24	597,151
600,000	Finastra USA, Inc.(c)	US0003M + 7.250%	8.2500	06/13/25	601,353
565,725	Greeneden US Holdings II, LLC(c)	US0001M + 4.000%	4.7500	10/08/27	566,523
1,200,000	Helios Software Holdings, Inc.(c)	US0001M + 3.750%	3.9170	03/11/28	1,200,006
279,561	MedAssets Software Intermediate Holdings, Inc.(c)	US0001M + 4.000%	4.5000	11/19/28	279,649
121,719	MedAssets Software Intermediate Holdings, Inc.(c)	US0001M + 6.750%	7.2500	11/19/29	121,922
1,196,939	Project Boost Purchaser, LLC(c)	US0003M + 3.500%	3.5900	05/30/26	1,194,413

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 78.8% (Continued)
	SOFTWARE — 9.0% (Continued)
1,190,000	Proofpoint, Inc.(c)	US0001M + 3.250%	3.7500	06/10/28	$1,185,538
1,196,985	Rackspace Technology Global, Inc.(c)	US0001M + 2.750%	3.5000	02/09/28	1,187,194
1,097,875	RealPage, Inc.(c)	US0001M + 3.250%	3.7500	02/18/28	1,094,214
787,065	Sophia, L.P.(c)	US0003M + 3.750%	4.5000	09/23/27	787,679
99,791	UKG, Inc.(c)	US0001M + 5.250%	5.7500	05/03/27	100,871
1,200,000	Ultimate Software Group, Inc. (The)(c)	US0003M + 3.500%	3.8420	04/08/26	1,199,898
730,452	Waystar Technologies, Inc.(c)	US0001M + 4.000%	4.1210	10/23/26	730,456
					18,201,605
	SPECIALTY FINANCE — 0.6%
1,196,985	Apollo Commercial Real Estate Finance, Inc.(c)	US0001M + 3.500%	4.0000	03/11/28	1,189,504

	TECHNOLOGY HARDWARE — 1.4%
851,414	Everi Payments, Inc.(c)	US0001M + 2.500%	3.0000	06/30/28	850,750
723,747	NCR Corporation(c)	US0003M + 2.500%	2.7200	08/08/26	717,668
1,196,915	VeriFone Systems, Inc.(c)	US0003M + 4.000%	4.2240	08/20/25	1,188,524
					2,756,942
	TECHNOLOGY SERVICES — 2.7%
179,100	ION Trading Finance Ltd.(c)	US0001M + 4.750%	4.9520	03/26/28	179,452
1,152,000	MoneyGram International, Inc.(c)	US0001M + 4.500%	5.2500	07/21/26	1,153,083
1,219,990	Peraton Corporation(c)	US0001M + 3.750%	4.5000	02/24/28	1,221,430
675,809	Tempo Acquisition, LLC(c)	US0001M + 3.000%	3.7500	10/01/26	678,205
1,200,000	Travelport Finance Luxembourg Sarl(c)	US0001M + 1.500%	2.5000	02/28/25	1,235,046
1,296,657	Travelport Finance Luxembourg Sarl(c)	US0003M + 5.000%	5.1320	05/29/26	1,078,663
					5,545,879
	TELECOMMUNICATIONS — 2.4%
620,750	Altice France S.A.(c)	US0003M + 2.750%	2.8710	06/22/25	614,620
764,783	Altice France S.A.(c)	US0003M + 3.688%	3.8710	01/09/26	762,202
227,363	Altice France S.A.(c)	US0003M + 4.000%	4.1980	01/31/26	226,936
1,200,000	Connect Finco S.A.RL(c)	US0001M + 3.500%	4.2500	12/12/26	1,201,073
660,000	Intelsat Jackson Holdings S.A.(c)	US0001M + 5.750%	8.0000	11/27/23	659,885
354,000	Intelsat Jackson Holdings S.A.	US0001M + 8.625%	8.6250	01/02/24	354,112

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 78.8% (Continued)
	TELECOMMUNICATIONS — 2.4% (Continued)
1,300,000	Telesat, LLC(c)	US0001M + 2.750%	2.9000	12/06/26	$1,081,165
					4,899,993
	TRANSPORTATION & LOGISTICS — 3.9%
420,000	AAdvantage Loyalty IP Ltd.(c)	US0003M + 4.750%	5.5000	03/10/28	436,567
977,529	Air Canada(c)	US0001M + 3.500%	4.2500	07/27/28	982,212
474,573	American Airlines, Inc.(c)	US0003M + 2.000%	2.1260	12/14/23	470,176
1,196,681	Kenan Advantage Group, Inc. (The)(c)	US0001M + 3.750%	4.5000	03/24/26	1,201,169
568,524	KKR Apple Bidco, LLC(c)	US0001M + 3.000%	3.5000	07/13/28	568,049
65,000	KKR Apple Bidco, LLC(c)	US0001M + 5.750%	6.2500	07/13/29	66,165
995,000	Mileage Plus Holdings, LLC(c)	US0003M + 5.250%	6.2500	06/25/27	1,051,964
1,233,734	PODS, LLC(c)	US0001M + 3.000%	3.7500	03/19/28	1,232,191
699,713	United Airlines, Inc.(c)	US0001M + 3.750%	4.5000	04/14/28	701,654
1,223,800	WestJet Airlines Ltd.(c)	US0003M + 3.000%	4.0000	10/08/26	1,197,623
					7,907,770
	TRANSPORTATION EQUIPMENT — 0.6%
1,196,992	American Trailer World Corporation(c)	US0001M + 3.750%	4.5000	02/17/28	1,192,881

	WHOLESALE - DISCRETIONARY — 0.6%
1,196,923	Fastlane Parent Company, Inc.(c)	US0001M + 4.500%	4.5870	02/04/26	1,198,718

	TOTAL TERM LOANS (Cost $159,771,920)				159,939,225

Shares				Expiration Date
	RIGHT — 0.0%(d)
10,588	TRA Rights			11/22/24	14,506
	TOTAL RIGHT (Cost $17,470)

	WARRANT — 0.2%
14,905	iHeartMedia, Inc.			12/31/49	305,553
	TOTAL WARRANT (Cost $287,609)

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
6,060,273	Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (Cost $6,060,273)(h),(i)	$6,060,273

	TOTAL INVESTMENTS - 102.3% (Cost $209,415,234)	$207,709,024
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%	(4,636,060)
	NET ASSETS - 100.0%	$203,072,964

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

S/A	- Société Anonyme

SOFRRATE	- United States SOFR Secured Overnight Financing Rate

US0001M	- ICE LIBOR USD 1 Month

US0003M	- ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022 the total market value of 144A securities is 39,041,868 or 19.2% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Percentage rounds to less than 0.1%.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,935,765 at January 31, 2022.

(f)	Variable rate security; the rate shown represents the rate on January 31, 2022.

(g)	Represents issuer in default on interest payments; non-income producing security.

(h)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(i)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares				Fair Value
	COMMON STOCKS — 0.9%
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
2,500,244	Hi-Crush(a),(h)			$1,025,100

	TOTAL COMMON STOCKS (Cost $1,208,730)			1,025,100

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 93.0%
	ADVERTISING & MARKETING — 0.3%
395,000	Terrier Media Buyer, Inc. B(b)	8.8750	12/15/27	416,518

	AEROSPACE & DEFENSE — 0.9%
625,000	Moog, Inc.(b),(c)	4.2500	12/15/27	628,000
451,000	Spirit AeroSystems, Inc.(b)	7.5000	04/15/25	470,237
				1,098,237
	ASSET MANAGEMENT — 0.6%
755,000	NFP Corporation(b)	4.8750	08/15/28	735,389

	AUTOMOTIVE — 1.5%
320,000	Dornoch Debt Merger Sub, Inc.(b)	6.6250	10/15/29	309,200
185,000	Ford Motor Company	3.2500	02/12/32	177,108
1,304,000	Ford Motor Company	4.7500	01/15/43	1,336,300
				1,822,608
	BIOTECH & PHARMA — 0.7%
101,000	Bausch Health Companies, Inc.(b)	6.1250	02/01/27	101,548
200,000	Organon Finance 1, LLC(b)	4.1250	04/30/28	198,033
589,000	Organon Finance 1, LLC(b)	5.1250	04/30/31	589,459
				889,040
	CABLE & SATELLITE — 4.4%
1,290,000	Altice Financing S.A.(b)	5.0000	01/15/28	1,198,939
555,000	Block Communications, Inc.(b)	4.8750	03/01/28	545,024
236,000	CCO Holdings, LLC / CCO Holdings Capital(b)	5.5000	05/01/26	241,841
378,000	CCO Holdings, LLC / CCO Holdings Capital(b)	5.0000	02/01/28	382,256
335,000	CCO Holdings, LLC / CCO Holdings Capital(b)	5.3750	06/01/29	345,670
590,000	CSC Holdings, LLC(b)	5.3750	02/01/28	592,451
535,000	CSC Holdings, LLC(b)	5.7500	01/15/30	503,788

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.0% (Continued)
	CABLE & SATELLITE — 4.4% (Continued)
680,000	CSC Holdings, LLC(b)	4.6250	12/01/30	$605,309
751,000	UPC Broadband Finco BV(b),(c)	4.8750	07/15/31	743,794
				5,159,072
	CHEMICALS — 1.6%
604,000	Consolidated Energy Finance S.A.(b)	5.6250	10/15/28	564,872
502,000	Methanex Corporation	5.1250	10/15/27	509,656
387,000	Minerals Technologies, Inc.(b)	5.0000	07/01/28	393,465
398,000	Trinseo Materials Operating SCA / Trinseo(b)	5.1250	04/01/29	400,627
				1,868,620
	COMMERCIAL SUPPORT SERVICES — 5.3%
400,000	Allied Universal Holdco, LLC / Allied Universal(b)	4.6250	06/01/28	383,962
620,000	APX Group, Inc.(b)	5.7500	07/15/29	579,130
200,000	Atlas LuxCompany 4 S.A.RL / Allied Universal(b)	4.6250	06/01/28	189,523
340,000	Brink’s Company (The)(b)	4.6250	10/15/27	344,762
344,000	Covanta Holding Corporation	5.0000	09/01/30	341,308
187,000	Covert Mergeco, Inc.(b)	4.8750	12/01/29	186,683
565,000	Deluxe Corporation(b)	8.0000	06/01/29	583,759
228,000	Garda World Security Corporation B(b),(c)	4.6250	02/15/27	222,887
532,000	Garda World Security Corporation(b)	6.0000	06/01/29	499,239
619,000	Harsco Corporation(b)	5.7500	07/31/27	629,861
380,000	Korn Ferry(b)	4.6250	12/15/27	385,721
515,000	Prime Security Services Borrower, LLC / Prime(b)	5.7500	04/15/26	534,464
505,000	Sotheby’s(b)	7.3750	10/15/27	526,101
340,000	Sotheby’s/Bidfair Holdings, Inc.(b)	5.8750	06/01/29	344,804
580,000	TriNet Group, Inc.(b)	3.5000	03/01/29	547,485
				6,299,689
	CONSTRUCTION MATERIALS — 0.4%
505,000	Standard Industries, Inc.(b)	3.3750	01/15/31	460,366

	CONSUMER SERVICES — 0.5%
600,000	PROG Holdings, Inc.(b)	6.0000	11/15/29	585,951

	CONTAINERS & PACKAGING — 0.5%
507,000	LABL, Inc.(b)	5.8750	11/01/28	503,197

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.0% (Continued)
	CONTAINERS & PACKAGING — 0.5% (Continued)
92,000	LABL, Inc.(b)	8.2500	11/01/29	$88,263
				591,460
	ELECTRIC UTILITIES — 2.5%
451,000	Calpine Corporation(b),(c)	5.0000	02/01/31	425,922
332,000	Calpine Corporation(b)	3.7500	03/01/31	302,236
165,000	Clearway Energy Operating, LLC(b)	3.7500	01/15/32	156,966
550,000	NextEra Energy Operating Partners, L.P.(b)	4.2500	07/15/24	566,547
510,000	NRG Energy Inc(b)	3.6250	02/15/31	473,953
317,000	Talen Energy Supply, LLC(b)	6.6250	01/15/28	279,661
785,000	Vistra Operations Company, LLC(b)	5.0000	07/31/27	797,458
				3,002,743
	ENGINEERING & CONSTRUCTION — 0.5%
557,000	VM Consolidated, Inc.(b)	5.5000	04/15/29	554,903

	ENTERTAINMENT CONTENT — 1.2%
695,000	Banijay Entertainment S.A.SU(b),(c)	5.3750	03/01/25	702,687
735,000	Univision Communications, Inc.(b)	6.6250	06/01/27	772,856
				1,475,543
	FOOD — 2.8%
208,000	Herbalife Nutrition Ltd. / HLF Financing, Inc.(b)	7.8750	09/01/25	218,667
675,000	HLF Financing Sarl, LLC / Herbalife International,(b)	4.8750	06/01/29	640,521
205,000	Kraft Heinz Foods Company	4.8750	10/01/49	234,313
210,000	Land O’ Lakes, Inc.(b)	7.0000	12/29/49	223,375
484,000	Land O’Lakes Capital Trust I(b)	7.4500	03/15/28	558,737
520,000	Pilgrim’s Pride Corporation(b)	5.8750	09/30/27	543,508
570,000	Post Holdings, Inc.(b)	4.5000	09/15/31	543,164
381,000	Simmons Foods, Inc./Simmons Prepared Foods,(b)	4.6250	03/01/29	365,991
				3,328,276
	FORESTRY, PAPER & WOOD PRODUCTS — 1.0%
454,000	Glatfelter Corporation(b)	4.7500	11/15/29	459,167
725,000	Sylvamo Corporation(b)	7.0000	09/01/29	746,308
				1,205,475
	HEALTH CARE FACILITIES & SERVICES — 2.8%
357,000	Acadia Healthcare Company, Inc.(b)	5.5000	07/01/28	362,689

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 2.8% (Continued)
117,000	Acadia Healthcare Company, Inc.(b)	5.0000	04/15/29	$115,127
280,000	Catalent Pharma Solutions, Inc.(b)	5.0000	07/15/27	286,720
342,000	CHS/Community Health Systems, Inc. B(b)	5.6250	03/15/27	344,823
600,000	DaVita, Inc.(b)	4.6250	06/01/30	584,652
715,000	HCA, Inc.	3.5000	09/01/30	716,202
452,000	Legacy LifePoint Health, LLC(b)	4.3750	02/15/27	442,711
171,000	Option Care Health, Inc.(b)	4.3750	10/31/29	166,484
215,000	Tenet Healthcare Corporation	4.6250	07/15/24	216,071
				3,235,479
	HOME CONSTRUCTION — 0.8%
489,000	Mattamy Group Corporation(b)	5.2500	12/15/27	497,438
475,000	PGT Innovations, Inc.(b)	4.3750	10/01/29	457,921
				955,359
	HOUSEHOLD PRODUCTS — 0.8%
50,000	Clearwater Paper Corporation(b)	4.7500	08/15/28	49,953
500,000	Edgewell Personal Care Company(b)	4.1250	04/01/29	488,399
479,000	Energizer Holdings, Inc.(b),(c)	4.3750	03/31/29	453,635
				991,987
	INDUSTRIAL SUPPORT SERVICES — 0.7%
375,000	Ahern Rentals, Inc.(b)	7.3750	05/15/23	353,438
520,000	H&E Equipment Services, Inc. Series 144A B(b)	3.8750	12/15/28	490,679
				844,117
	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
725,000	Aretec Escrow Issuer, Inc.(b)	7.5000	04/01/29	738,608

	INSURANCE — 0.6%
274,000	NMI Holdings, Inc.(b)	7.3750	06/01/25	304,365
370,000	Ryan Specialty Group, LLC(b)	4.3750	02/01/30	367,687
				672,052
	INTERNET MEDIA & SERVICES — 0.3%
375,000	GrubHub Holdings, Inc.(b)	5.5000	07/01/27	365,278

	LEISURE FACILITIES & SERVICES — 8.7%
289,000	Brinker International, Inc.(b)	5.0000	10/01/24	300,629

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.0% (Continued)
	LEISURE FACILITIES & SERVICES — 8.7% (Continued)
530,000	Caesars Entertainment, Inc.(b)	6.2500	07/01/25	$547,948
104,000	Carnival Corporation(b)	7.6250	03/01/26	106,268
835,000	Carnival Corporation(b)	5.7500	03/01/27	803,536
127,000	Carnival Corporation(b)	6.0000	05/01/29	122,346
780,000	Carrols Restaurant Group, Inc.(b)	5.8750	07/01/29	671,756
575,000	CEC Entertainment Company, LLC(b)	6.7500	05/01/26	553,095
442,000	Dave & Buster’s, Inc. B(b)	7.6250	11/01/25	467,939
437,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)	5.0000	06/01/29	435,578
299,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)	4.8750	07/01/31	290,170
318,000	Lindblad Expeditions, LLC(b)	6.7500	02/15/27	322,155
629,000	Melco Resorts Finance Ltd.(b)	5.3750	12/04/29	594,446
710,000	NCL Corp Ltd. B(b)	3.6250	12/15/24	652,643
187,000	NCL Corporation Ltd.(b)	5.8750	03/15/26	178,437
335,000	Premier Entertainment Sub, LLC / Premier(b)	5.6250	09/01/29	315,434
335,000	Premier Entertainment Sub, LLC / Premier(b)	5.8750	09/01/31	316,145
603,000	Royal Caribbean Cruises Ltd.(b)	4.2500	07/01/26	563,359
126,000	Royal Caribbean Cruises Ltd.(b)	5.5000	04/01/28	122,553
445,000	SeaWorld Parks & Entertainment, Inc.(b)	8.7500	05/01/25	465,528
630,000	SeaWorld Parks & Entertainment, Inc.(b)	5.2500	08/15/29	613,176
76,000	Viking Ocean Cruises Ship VII Ltd.(b)	5.6250	02/15/29	74,406
500,000	VOC Escrow Ltd.(b)	5.0000	02/15/28	484,485
517,000	Wyndham Destinations, Inc.	5.7500	04/01/27	542,204
865,000	Wynn Macau Ltd.(b)	5.1250	12/15/29	772,177
				10,316,413
	MEDICAL EQUIPMENT & DEVICES — 0.6%
339,000	Embecta Corporation(b)	5.0000	02/15/30	339,590
419,000	Mozart Debt Merger Sub, Inc.(b)	3.8750	04/01/29	403,721
				743,311
	METALS & MINING — 2.9%
200,000	Cleveland-Cliffs, Inc.(b)	6.7500	03/15/26	209,904
473,000	Cleveland-Cliffs, Inc.(b)	4.6250	03/01/29	460,707
573,000	FMG Resources August 2006 Pty Ltd.(b)	4.5000	09/15/27	588,040
555,000	Hudbay Minerals, Inc.(b)	6.1250	04/01/29	577,114
525,000	Mineral Resources Ltd.(b)	8.1250	05/01/27	562,380

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.0% (Continued)
	METALS & MINING — 2.9% (Continued)
570,000	SunCoke Energy, Inc.(b)	4.8750	06/30/29	$557,241
480,000	Warrior Met Coal, Inc.(b)	7.8750	12/01/28	504,593
				3,459,979
	OIL & GAS PRODUCERS — 17.5%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(b),(c)	5.7500	01/15/28	587,894
555,000	Antero Resources Corporation(b)	5.3750	03/01/30	573,676
405,000	Apache Corporation(c)	4.3750	10/15/28	417,401
434,000	Apache Corporation	4.7500	04/15/43	439,879
854,000	Buckeye Partners, L.P.(b)	4.5000	03/01/28	830,144
800,000	California Resources Corporation(b)	7.1250	02/01/26	830,799
480,000	Civitas Resources, Inc.(b)	5.0000	10/15/26	479,165
296,000	DCP Midstream Operating, L.P.	5.6250	07/15/27	320,297
132,000	DCP Midstream Operating, L.P.(b)	6.7500	09/15/37	170,471
235,000	DCP Midstream Operating, L.P.	5.6000	04/01/44	272,595
155,000	DT Midstream, Inc.(b)	4.1250	06/15/29	153,335
331,000	DT Midstream, Inc.(b)	4.3750	06/15/31	327,470
855,000	eG Global Finance plc(b)	6.7500	02/07/25	853,152
270,000	Endeavor Energy Resources, L.P. / EER Finance,(b)	5.7500	01/30/28	279,689
893,000	Genesis Energy, L.P. / Genesis Energy Finance	5.6250	06/15/24	885,551
325,000	Genesis Energy, L.P. / Genesis Energy Finance	6.5000	10/01/25	318,505
307,000	Genesis Energy, L.P. / Genesis Energy Finance	8.0000	01/15/27	309,766
677,000	Harvest Midstream I, L.P.(b)	7.5000	09/01/28	705,424
434,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)	5.7500	02/01/29	443,396
479,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)	6.0000	02/01/31	491,119
814,000	Holly Energy Partners, L.P. / Holly Energy Finance(b)	5.0000	02/01/28	792,344
550,000	Howard Midstream Energy Partners, LLC(b)	6.7500	01/15/27	561,085
450,000	Independence Energy Finance, LLC(b)	7.2500	05/01/26	462,386
695,000	ITT Holdings, LLC(b)	6.5000	08/01/29	666,422
321,000	MEG Energy Corporation(b)	7.1250	02/01/27	333,607
560,000	Murphy Oil Corporation	6.3750	07/15/28	586,250
405,000	Murphy Oil USA, Inc.	4.7500	09/15/29	411,650
650,000	NGL Energy Operating, LLC / NGL Energy Finance(b)	7.5000	02/01/26	657,719
425,000	NGL Energy Partners, L.P. / NGL Energy Finance	6.1250	03/01/25	370,413
152,000	NuStar Logistics, L.P.	5.7500	10/01/25	158,863

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.0% (Continued)
	OIL & GAS PRODUCERS — 17.5% (Continued)
379,000	NuStar Logistics, L.P.	6.3750	10/01/30	$410,571
452,000	Oasis Petroleum, Inc.(b)	6.3750	06/01/26	464,923
326,000	Occidental Petroleum Corporation	5.8750	09/01/25	348,959
503,000	Occidental Petroleum Corporation(c)	6.3750	09/01/28	572,945
334,000	Occidental Petroleum Corporation	3.5000	08/15/29	329,499
251,000	Occidental Petroleum Corporation(c)	6.1250	01/01/31	290,125
893,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	629,529
444,000	Rockcliff Energy II, LLC(b)	5.5000	10/15/29	447,250
514,000	Southwestern Energy Company	5.3750	02/01/29	523,514
344,000	Southwestern Energy Company	5.3750	03/15/30	352,994
60,000	Southwestern Energy Company	4.7500	02/01/32	60,000
600,000	Strathcona Resources Ltd.(b)	6.8750	08/01/26	597,510
427,000	Targa Resources Partners, L.P. / Targa Resources	4.8750	02/01/31	446,915
701,000	Venture Global Calcasieu Pass, LLC(b)	3.8750	08/15/29	700,481
				20,865,682
	OIL & GAS SERVICES & EQUIPMENT — 2.0%
663,000	Archrock Partners, L.P. / Archrock Partners(b)	6.8750	04/01/27	680,961
350,000	Nabors Industries Ltd.(b)	7.2500	01/15/26	337,248
586,000	Nabors Industries, Inc.(b),(c)	7.3750	05/15/27	599,885
437,000	USA Compression Partners, L.P. / USA Compression	6.8750	04/01/26	445,397
337,000	Weatherford International Ltd.(b)	6.5000	09/15/28	348,173
				2,411,664
	PUBLISHING & BROADCASTING — 1.1%
735,000	Belo Corporation	7.7500	06/01/27	848,903
425,000	Gray Television, Inc.(b)	4.7500	10/15/30	407,849
				1,256,752
	REAL ESTATE INVESTMENT TRUSTS — 2.0%
273,000	CTR Partnership, L.P. / CareTrust Capital(b)	3.8750	06/30/28	270,678
600,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)	3.3750	06/15/26	578,945
180,000	MPT Operating Partnership, L.P. / MPT Finance	5.0000	10/15/27	185,172
223,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	214,735
302,000	Service Properties Trust	5.2500	02/15/26	288,131
300,000	Service Properties Trust	4.7500	10/01/26	280,395
46,000	Service Properties Trust	5.5000	12/15/27	45,616

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 2.0% (Continued)
57,000	Service Properties Trust	3.9500	01/15/28	$50,289
165,000	Service Properties Trust	4.9500	10/01/29	148,728
374,000	Service Properties Trust	4.3750	02/15/30	321,245
				2,383,934
	REAL ESTATE OWNERS & DEVELOPERS — 0.6%
438,000	Kennedy-Wilson, Inc.	4.7500	03/01/29	435,680
330,000	Kennedy-Wilson, Inc.	4.7500	02/01/30	324,737
				760,417
	REAL ESTATE SERVICES — 0.5%
541,000	Cushman & Wakefield US Borrower, LLC(b)	6.7500	05/15/28	571,932

	RENEWABLE ENERGY — 0.3%
300,000	EnerSys(b)	4.3750	12/15/27	302,090

	RETAIL - CONSUMER STAPLES — 0.4%
440,000	Albertsons Companies Inc / Safeway Inc / New(b)	4.6250	01/15/27	450,976

	RETAIL - DISCRETIONARY — 2.9%
610,000	Asbury Automotive Group, Inc.(b)	4.6250	11/15/29	602,106
462,000	Carvana Company(b)	5.5000	04/15/27	431,000
230,000	Carvana Company(b)	4.8750	09/01/29	204,413
460,000	Gap, Inc. (The)(b)	3.6250	10/01/29	428,635
145,000	Gap, Inc. (The)(b)	3.8750	10/01/31	134,616
598,000	Hertz Corporation (The)(b)	5.0000	12/01/29	577,772
600,000	Metis Merger Sub, LLC(b)	6.5000	05/15/29	573,054
569,000	Park River Holdings, Inc.(b)	6.7500	08/01/29	547,896
				3,499,492
	SOFTWARE — 1.2%
115,000	Clarivate Science Holdings Corporation(b)	3.8750	07/01/28	109,969
343,000	Clarivate Science Holdings Corporation(b),(c)	4.8750	07/01/29	327,935
466,000	Minerva Merger Sub, Inc.(b)	6.5000	02/15/30	465,126
595,000	Rackspace Technology Global, Inc.(b),(c)	3.5000	02/15/28	556,430
				1,459,460

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.0% (Continued)
	SPECIALTY FINANCE — 7.5%
570,000	AerCap Global Aviation Trust(b),(d)	US0003M + 4.300%	6.5000	06/15/45	$608,395
555,000	Alliance Data Systems Corporation(b)		4.7500	12/15/24	562,703
519,000	Apollo Commercial Real Estate Finance, Inc.(b)		4.6250	06/15/29	492,006
660,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	690,703
831,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	809,133
559,000	Credit Acceptance Corporation		6.6250	03/15/26	576,541
548,000	Curo Group Holdings Corporation(b)		7.5000	08/01/28	515,967
215,000	Enova International, Inc.(b)		8.5000	09/01/24	216,836
430,000	Enova International, Inc. B(b)		8.5000	09/15/25	441,419
512,000	FirstCash, Inc.(b)		4.6250	09/01/28	489,178
211,000	FirstCash, Inc.(b)		5.6250	01/01/30	211,236
418,000	Genworth Mortgage Holdings, Inc.(b)		6.5000	08/15/25	442,677
324,000	goeasy Ltd.(b)		4.3750	05/01/26	324,457
682,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.2500	02/01/27	660,415
483,000	LFS Topco, LLC(b)		5.8750	10/15/26	492,877
475,000	Pattern Energy Operations, L.P. / Pattern Energy(b)		4.5000	08/15/28	478,992
342,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.(b)		3.6250	03/01/29	321,071
345,000	Starwood Property Trust, Inc.		4.7500	03/15/25	353,232
125,000	Starwood Property Trust, Inc.(b)		3.6250	07/15/26	121,824
80,000	Starwood Property Trust, Inc.(b)		4.3750	01/15/27	79,880
					8,889,542
	STEEL — 1.2%
212,000	Allegheny Technologies, Inc.		4.8750	10/01/29	208,058
403,000	Allegheny Technologies, Inc.		5.1250	10/01/31	393,600
326,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	340,884
542,000	Commercial Metals Company		3.8750	02/15/31	518,501
					1,461,043
	TECHNOLOGY HARDWARE — 1.4%
560,000	Imola Merger Corporation(b)		4.7500	05/15/29	545,714
550,000	NCR Corporation(b)		5.1250	04/15/29	550,061
597,000	TTM Technologies, Inc.(b)		4.0000	03/01/29	570,089
					1,665,864
	TECHNOLOGY SERVICES — 3.4%
605,000	Ahead DB Holdings, LLC(b)		6.6250	05/01/28	588,163

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.0% (Continued)
	TECHNOLOGY SERVICES — 3.4% (Continued)
680,000	ION Trading Technologies Sarl(b)	5.7500	05/15/28	$684,362
725,000	MoneyGram International, Inc.(b)	5.3750	08/01/26	747,689
1,080,000	MPH Acquisition Holdings, LLC(b),(c)	5.7500	11/01/28	973,203
129,000	Nielsen Finance, LLC / Nielsen Finance Company(b)	5.6250	10/01/28	129,690
402,000	Nielsen Finance, LLC / Nielsen Finance Company(b)	5.8750	10/01/30	403,333
570,000	Paysafe Finance plc / Paysafe Holdings US(b),(c)	4.0000	06/15/29	511,028
				4,037,468
	TELECOMMUNICATIONS — 4.0%
345,000	Altice France S.A.(b)	5.1250	07/15/29	319,903
1,035,000	Altice France S.A.(b)	5.5000	10/15/29	982,381
175,000	CenturyLink, Inc.(b)	5.1250	12/15/26	176,460
680,000	Connect Finco S.A.RL / Connect US Finco, LLC(b)	6.7500	10/01/26	705,541
535,000	Hughes Satellite Systems Corporation	6.6250	08/01/26	577,134
201,000	Iliad Holding S.A.SU(b)	6.5000	10/15/26	203,902
490,000	Iliad Holding S.A.SU(b)	7.0000	10/15/28	498,132
505,000	Lumen Technologies, Inc.(b),(c)	5.3750	06/15/29	480,824
302,000	Telesat Canada / Telesat, LLC(b)	4.8750	06/01/27	244,557
359,000	Telesat Canada / Telesat, LLC(b)	6.5000	10/15/27	221,656
391,000	Zayo Group Holdings, Inc.(b)	6.1250	03/01/28	370,390
				4,780,880
	TRANSPORTATION & LOGISTICS — 2.4%
1,065,000	American Airlines, Inc.(b)	11.7500	07/15/25	1,291,750
650,000	Cargo Aircraft Management, Inc.(b)	4.7500	02/01/28	655,138
110,000	United Airlines Holdings, Inc.	4.8750	01/15/25	110,783
271,000	United Airlines, Inc.(b)	4.3750	04/15/26	269,474
510,000	United Airlines, Inc.(b)	4.6250	04/15/29	505,504
				2,832,649
	TRANSPORTATION EQUIPMENT — 0.3%
380,000	JB Poindexter & Company, Inc.(b)	7.1250	04/15/26	395,696

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.0% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.8%
595,000	C&S Group Enterprises, LLC(b)	5.0000	12/15/28	$542,140
450,000	Performance Food Group, Inc.(b)	5.5000	10/15/27	457,945
				1,000,085
	TOTAL CORPORATE BONDS (Cost $111,706,482)			110,842,099

Shares
	SHORT-TERM INVESTMENTS — 0.0%(g)
	MONEY MARKET FUNDS – 0.0%(g)
25,537	First American Government Obligations Fund, Class Z, 0.02% (Cost $25,537)(e)			25,537

	COLLATERAL FOR SECURITIES LOANED – 5.7%
6,800,543	Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (Cost $6,800,543)(e),(f)			6,800,543

	TOTAL INVESTMENTS - 99.6% (Cost $119,741,292)			$118,693,279
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%			533,014
	NET ASSETS - 100.0%			$119,226,293

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

US0003M	- ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022 the total market value of 144A securities is 91,644,955 or 76.9% of net assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,682,608 at January 31, 2022.

(d)	Variable rate security; the rate shown represents the rate on January 31, 2022.

(e)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(f)

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(g)	Percentage rounds to less than 0.1%.

(h)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.9% of net assets. The total value of these securities is $1,025,100.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.1%
	RESIDENTIAL MORTGAGE — 0.1%
54,824 EUR	Bankinter 10 FTA(a)	EUR003M + 0.160%	—	06/21/43	$61,419
23,799 EUR	Fondo de Titulizacion de Activos Santander(a)	EUR003M + 0.150%	—	01/18/49	26,711
	TOTAL ASSET BACKED SECURITIES (Cost $83,532)				88,130

	CORPORATE BONDS — 62.8%
	AEROSPACE & DEFENSE — 0.6%
250,000 EUR	Airbus S.E.		2.3750	06/09/40	305,869
100,000 EUR	Rolls-Royce plc		4.6250	02/16/26	122,414
					428,283
	ASSET MANAGEMENT — 0.9%
300,000 EUR	JAB Holdings BV		1.0000	12/20/27	336,495
300,000 USD	UBS Group A.G.(a),(b)	H15T1Y + 0.850%	1.4940	08/10/27	286,064
					622,559
	AUTOMOTIVE — 2.1%
300,000 EUR	Daimler A.G.		0.7500	02/08/30	338,493
200,000 USD	Hyundai Capital America(b)		1.0000	09/17/24	194,589
300,000 USD	Hyundai Capital America(b)		1.3000	01/08/26	287,272
325,000 USD	Nissan Motor Acceptance Company, LLC(b)		1.8500	09/16/26	310,499
40,000 USD	Uzauto Motors AJ(b)		4.8500	05/04/26	38,757
200,000 EUR	Volkswagen International Finance N.V.		1.8750	03/30/27	235,596
100,000 EUR	ZF Finance GmbH		3.7500	09/21/28	117,070
					1,522,276
	BANKING — 7.9%
250,000 EUR	AIB Group plc		2.2500	07/03/25	297,610
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	371,715
715,000 USD	Banco Mercantil del Norte S.A.(a),(b)	H15T5Y + 4.967%	6.7500	09/27/68	729,908
300,000 EUR	Banco Santander S.A.		1.1250	01/17/25	344,898
300,000 EUR	Banque Federative du Credit Mutuel S.A.		2.6250	03/18/24	355,763
350,000 USD	Barclays plc(d)		4.8360	05/09/28	377,016
200,000 EUR	BPCE S.A.		4.6250	07/18/23	239,092
300,000 USD	Canadian Imperial Bank of Commerce(d)		1.2500	06/22/26	287,431
225,000 EUR	Cooperatieve Rabobank UA		1.3750	02/03/27	265,513
300,000 EUR	Credit Agricole S.A.		1.8750	12/20/26	356,382
250,000 USD	Danske Bank A/S(a),(b)	H15T1Y + 1.350%	1.6210	09/11/26	242,212

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.8% (Continued)
	BANKING — 7.9% (Continued)
250,000 USD	Deutsche Bank AG/New York NY(a)	SOFRRATE + 1.870%	2.1290	11/24/26	$244,547
175,000 USD	HSBC Holdings plc(a)	SOFRRATE + 1.538%	1.6450	04/18/26	171,046
100,000 USD	HSBC Holdings PLC(a)	SOFRRATE + 1.290%	1.5890	05/24/27	95,899
300,000 USD	Mizuho Financial Group, Inc.		2.5640	09/13/31	283,675
250,000 EUR	Natwest Group plc(a)	EUR003M + 1.080%	1.7500	03/02/26	289,980
150,000 USD	Standard Chartered plc(a),(b)	US0003M + 1.209%	2.8190	01/30/26	151,560
150,000 USD	Standard Chartered plc(a),(b)	H15T5Y + 2.300%	3.2650	02/18/36	142,279
150,000 USD	Standard Chartered plc(b),(c)		5.7000	03/26/44	181,951
300,000 USD	Sumitomo Mitsui Financial Group, Inc.		2.1420	09/23/30	279,034
					5,707,511
	BEVERAGES — 1.1%
300,000 EUR	Anheuser-Busch InBev S.A./NV		1.1500	01/22/27	347,758
200,000 EUR	Heineken N.V.		3.5000	03/19/24	241,349
200,000 EUR	Pernod Ricard S.A.		1.5000	05/18/26	234,613
					823,720
	BIOTECH & PHARMA — 2.6%
300,000 EUR	Bayer A.G.		1.3750	07/06/32	332,557
250,000 GBP	GlaxoSmithKline Capital plc		1.2500	10/12/28	322,650
100,000 EUR	Grifols S.A.		3.2000	05/01/25	111,223
100,000 EUR	Grifols S.A.		2.2500	11/15/27	109,352
300,000 EUR	Mylan N.V.		3.1250	11/22/28	374,576
100,000 EUR	Nidda BondCompany GmbH		5.0000	09/30/25	109,642
100,000 EUR	Nidda Healthcare Holding GmbH		3.5000	09/30/24	110,174
300,000 USD	Perrigo Finance Unlimited Company(d)		3.1500	06/15/30	289,057
					1,759,231
	CABLE & SATELLITE — 1.2%
100,000 EUR	Telenet Finance Luxembourg Notes Sarl		3.5000	03/01/28	113,865
200,000 EUR	UPCB Finance VII Ltd.		3.6250	06/15/29	223,470
100,000 GBP	Virgin Media Secured Finance plc		5.0000	04/15/27	136,852
100,000 GBP	Virgin Media Secured Finance plc		4.2500	01/15/30	126,593
100,000 EUR	Ziggo Bond Company BV(b)		3.3750	02/28/30	104,102
100,000 EUR	Ziggo BV		2.8750	01/15/30	106,874
					811,756

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.8% (Continued)
	CHEMICALS — 1.2%
100,000 EUR	Chemours Company (The)		4.0000	05/15/26	$112,590
100,000 EUR	INEOS Quattro Finance 1 plc		3.7500	07/15/26	108,892
190,000 EUR	INEOS Quattro Finance 1 plc(b)		3.7500	07/15/26	204,575
200,000 EUR	Nobian Finance BV(b)		3.6250	07/15/26	215,569
100,000 EUR	Solvay Finance S.A.CA(a)	EUSA5 + 5.223%	5.8690	06/03/68	122,431
100,000 EUR	SPCM S.A.		2.0000	02/01/26	112,198
					876,255
	COMMERCIAL SUPPORT SERVICES — 0.2%
100,000 EUR	Intertrust Group BV		3.3750	11/15/25	113,626

	CONSTRUCTION MATERIALS — 1.3%
911,000 USD	Cemex S.A.B. de C.V.(a),(b)	H15T5Y + 4.534%	5.1250	09/08/69	915,792

	CONTAINERS & PACKAGING — 1.3%
200,000 EUR	Ardagh Metal Packaging Finance USA, LLC / Ardagh		3.0000	09/01/29	211,800
200,000 GBP	Ardagh Packaging Finance plc / Ardagh Holdings		4.7500	07/15/27	262,485
85,000 USD	Klabin Austria GmbH(b)		3.2000	01/12/31	76,971
100,000 EUR	Smurfit Kappa Treasury ULC		1.5000	09/15/27	116,625
200,000 EUR	Trivium Packaging Finance BV		3.7500	08/15/26	223,372
					891,253
	ELEC & GAS MARKETING & TRADING — 0.5%
250,000 EUR	Orsted A/S		1.5000	11/26/29	297,109

	ELECTRIC UTILITIES — 4.2%
1,341,000 USD	Eskom Holdings SOC Ltd.(b)		6.7500	08/06/23	1,363,153
95,000 USD	Eskom Holdings SOC Ltd.(b)		7.1250	02/11/25	96,652
158,000 USD	Eskom Holdings SOC Ltd.(b)		8.4500	08/10/28	164,435
65,010 USD	Greenko Dutch BV(b)		3.8500	03/29/26	64,164
200,000 EUR	Iberdrola Finanzas S.A.		1.0000	03/07/25	230,489
180,000 USD	Inkia Energy Ltd.(b)		5.8750	11/09/27	181,165
250,000 EUR	innogy Finance BV		1.0000	04/13/25	287,706
300,000 EUR	Naturgy Finance BV		1.5000	01/29/28	356,074
233,000 USD	Star Energy Geothermal Darajat II / Star Energy(b)		4.8500	10/14/38	243,674
					2,987,512

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.8% (Continued)
	ELECTRICAL EQUIPMENT — 0.9%
300,000 GBP	Siemens Financieringsmaatschappij N.V.		1.0000	02/20/25	$396,601
200,000 EUR	Vertical Midco GmbH		4.3750	07/15/27	227,340
					623,941
	ENGINEERING & CONSTRUCTION — 1.3%
613,000 USD	IHS Holding Ltd.(b)		6.2500	11/29/28	620,117
248,000 USD	IHS Netherlands Holdco BV(b)		8.0000	09/18/27	260,812
					880,929
	FOOD — 1.7%
488,000 USD	Adecoagro S.A.(b)		6.0000	09/21/27	499,842
495,000 USD	Minerva Luxembourg S.A.(b),(c)		4.3750	03/18/31	460,612
250,000 USD	Nestle Holdings, Inc.(b)		1.8750	09/14/31	237,356
100,000 EUR	Sigma Holdco BV		5.7500	05/15/26	101,497
					1,299,307
	FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
100,000 EUR	WEPA Hygieneprodukte GmbH		2.8750	12/15/27	104,607

	GAS & WATER UTILITIES — 0.3%
200,000 EUR	Veolia Environnement S.A.		1.4960	11/30/26	235,840

	HOUSEHOLD PRODUCTS — 0.1%
100,000 EUR	Energizer Gamma Acquisition BV(b)		3.5000	06/30/29	105,160

	INDUSTRIAL INTERMEDIATE PROD — 0.6%
407,000 USD	HTA Group Ltd./Mauritius(b)		7.0000	12/18/25	425,164

	INDUSTRIAL SUPPORT SERVICES — 0.5%
100,000 EUR	Loxam S.A.S		3.7500	07/15/26	110,350
87,920 EUR	Techem Verwaltungsgesellschaft 674 mbH		6.0000	07/30/26	100,977
100,000 EUR	Techem Verwaltungsgesellschaft 675 mbH(b)		2.0000	07/15/25	109,050
					320,377
	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
250,000 USD	LSEGA Financing plc(b)		2.0000	04/06/28	240,884
225,000 USD	Nomura Holdings, Inc.		1.6530	07/14/26	216,449
					457,333

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.8% (Continued)
	INSURANCE — 0.7%
200,000 EUR	Allianz S.E.(a)	EUR003M + 3.350%	3.0990	07/06/47	$245,842
250,000 EUR	NN Group N.V.		1.6250	06/01/27	294,367
					540,209
	LEISURE FACILITIES & SERVICES — 1.4%
115,000 EUR	Carnival Corporation		7.6250	03/01/26	135,919
100,000 EUR	Gamma Bidco SpA(b)		5.1250	07/15/25	112,736
100,000 EUR	Gamma Bidco SpA		6.2500	07/15/25	115,309
100,000 EUR	Motion Finco Sarl		7.0000	05/15/25	117,097
100,000 EUR	Scientific Games International, Inc.		5.5000	02/15/26	114,390
100,000 EUR	Scientific Games International, Inc.(b)		5.5000	02/15/26	114,390
140,000 GBP	Stonegate Pub Company Financing 2019 plc(b)		8.2500	07/31/25	194,641
73,000 USD	Studio City Finance Ltd.(b)		6.0000	07/15/25	68,830
					973,312
	MEDICAL EQUIPMENT & DEVICES — 0.5%
300,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	324,652

	METALS & MINING — 1.9%
106,000 USD	Endeavour Mining plc(b)		5.0000	10/14/26	103,350
71,000 USD	First Quantum Minerals Ltd. B(b)		6.8750	03/01/26	73,409
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	337,345
40,000 USD	Indika Energy Capital IV Pte Ltd.(b)		8.2500	10/22/25	40,430
111,000 USD	Indonesia Asahan Aluminium Persero PT(b)		6.7570	11/15/48	130,646
26,000 USD	Indonesia Asahan Aluminium Persero PT(b)		5.8000	05/15/50	27,595
300,000 USD	Rio Tinto Finance USA Ltd.(c)		2.7500	11/02/51	275,910
58,000 USD	Southern Copper Corporation(c)		6.7500	04/16/40	78,351
63,000 USD	Vedanta Resources Finance II plc(b)		8.9500	03/11/25	59,974
204,000 USD	Vedanta Resources Ltd.(b)		6.3750	07/30/22	202,138
					1,329,148
	OIL & GAS PRODUCERS — 6.9%
57,000 USD	AI Candelaria Spain SLU(b)		7.5000	12/15/28	59,357
325,000 USD	BP Capital Markets plc(a),(c)	H15T5Y + 4.036%	4.3750	09/22/68	333,938
250,000 USD	Cenovus Energy, Inc.		3.7500	02/15/52	241,084
100,000 EUR	eG Global Finance plc		6.2500	10/30/25	113,022
97,000 USD	Geopark Ltd.(b)		5.5000	01/17/27	91,467

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.8% (Continued)
	OIL & GAS PRODUCERS — 6.9% (Continued)
223,000 USD	Gran Tierra Energy International Holdings Ltd.(b)		6.2500	02/15/25	$206,332
80,000 USD	Gran Tierra Energy, Inc.(b)		7.7500	05/23/27	73,368
233,000 USD	KazMunayGas National Company JSC(b)		5.7500	04/19/47	261,607
92,000 USD	MC Brazil Downstream Trading S.A.RL(b)		7.2500	06/30/31	88,412
22,000 USD	Oil and Gas Holding Company BSCC (The)(b)		7.6250	11/07/24	23,608
100,000 USD	Pertamina Persero PT(b)		2.3000	02/09/31	91,780
108,000 USD	Petroleos Mexicanos(b)		6.7000	02/16/32	106,749
175,000 USD	Petroleos Mexicanos		6.6250	06/15/35	163,446
13,000 USD	Petroleos Mexicanos		6.6250	06/15/38	11,569
159,000 USD	Petroleos Mexicanos		6.9500	01/28/60	136,417
571,000 USD	SierraCol Energy Andina, LLC(b)		6.0000	06/15/28	532,232
1,623,000 USD	Tullow Oil plc(b)		7.0000	03/01/25	1,365,478
305,000 USD	Tullow Oil plc(b)		10.2500	05/15/26	308,602
988,000 USD	YPF S.A.(b),(c)		8.5000	07/28/25	755,820
					4,964,288
	OIL & GAS SERVICES & EQUIPMENT — 0.5%
344,265 USD	Poinsettia Finance Ltd.		6.6250	06/17/31	343,695

	PUBLISHING & BROADCASTING — 0.4%
250,000 EUR	Informa plc		2.1250	10/06/25	291,848

	REAL ESTATE OWNERS & DEVELOPERS — 4.4%
636,000 USD	China SCE Group Holdings Ltd.		7.3750	04/09/24	486,540
700,000 USD	China SCE Group Holdings Ltd.		7.0000	05/02/25	486,500
500,000 USD	Theta Capital Pte Ltd.		8.1250	01/22/25	515,725
250,000 USD	Theta Capital Pte Ltd.		6.7500	10/31/26	243,894
1,300,000 USD	Wanda Properties International Company Ltd.		7.2500	01/29/24	1,217,320
200,000 USD	Wanda Properties Overseas Ltd.		6.9500	12/05/22	189,860
					3,139,839
	REAL ESTATE SERVICES — 0.8%
557,000 USD	ESR Cayman Ltd.		7.8750	04/04/22	556,415

	REIT — 1.0%
400,000 USD	LMIRT Capital Pte Ltd.		7.2500	06/19/24	401,440

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.8% (Continued)
	REIT — 1.0% (Continued)
200,000 GBP	Westfield America Management Ltd.		2.1250	03/30/25	$266,129
					667,569
	RENEWABLE ENERGY — 0.7%
439,000 USD	Aydem Yenilenebilir Enerji A/S(b)		7.7500	02/02/27	372,939
125,000 USD	Investment Energy Resources Ltd.(b)		6.2500	04/26/29	132,500
					505,439
	RETAIL - CONSUMER STAPLES — 0.5%
100,000 GBP	Bellis Acquisition Company plc(b)		3.2500	02/16/26	124,794
100,000 GBP	Bellis Finco plc(b)		4.0000	02/16/27	122,229
100,000 EUR	Quatrim S.A.SU		5.8750	01/15/24	114,750
					361,773
	SEMICONDUCTORS — 0.2%
150,000 USD	TSMC Global Ltd.(b)		1.0000	09/28/27	139,508

	SPECIALTY FINANCE — 0.4%
100,000 EUR	Parts Europe S.A.(b)		6.5000	07/16/25	116,078
184,000 USD	Studio City Finance Ltd.(b)		6.5000	01/15/28	172,441
					288,519
	STEEL — 2.5%
132,000 USD	CSN Inova Ventures(b)		6.7500	01/28/28	139,075
435,000 USD	CSN Resources S.A.(b)		7.6250	04/17/26	453,944
1,374,000 USD	Metinvest BV(b)		7.7500	10/17/29	1,189,780
					1,782,799
	TECHNOLOGY HARDWARE — 0.5%
100,000 EUR	Nokia OYJ		3.1250	05/15/28	122,159
250,000 USD	Seagate HDD Cayman		4.1250	01/15/31	245,665
					367,824
	TELECOMMUNICATIONS — 3.2%
100,000 EUR	Altice France Holding S.A.(b)		8.0000	05/15/27	117,537
100,000 EUR	Altice France S.A.(b)		2.1250	02/15/25	107,296
110,000 EUR	Altice France S.A.(b)		4.2500	10/15/29	117,767
250,000 EUR	Deutsche Telekom International Finance BV		0.8750	01/30/24	286,138
378,000 USD	Digicel International Finance Ltd./Digicel(b)		8.7500	05/25/24	387,870
180,000 USD	Millicom International Cellular S.A.(b)		5.1250	01/15/28	182,709

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.8% (Continued)
	TELECOMMUNICATIONS — 3.2% (Continued)
300,000 EUR	Orange S.A.		2.0000	01/15/29	$366,913
100,000 EUR	SoftBank Group Corporation		2.8750	01/06/27	103,251
100,000 EUR	Telecom Italia SpA		3.6250	05/25/26	116,709
100,000 EUR	Telefonica Europe BV(a)	EUSA6 + 4.107%	4.3750	03/14/68	119,629
250,000 USD	VF Ukraine PAT via VFU Funding plc(b)		6.2000	02/11/25	235,000
100,000 EUR	Vodafone Group plc(a)	EUSA5 + 2.669%	3.1000	01/03/79	115,015
100,000 EUR	Vodafone Group plc(a)	EUSA5 + 3.002%	2.6250	08/27/80	111,935
					2,367,769
	TOBACCO & CANNABIS — 0.5%
300,000 USD	BAT Capital Corporation		4.7000	04/02/27	323,259

	TRANSPORTATION & LOGISTICS — 4.6%
200,000 EUR	Abertis Infraestructuras S.A.		2.3750	09/27/27	240,642
139,000 USD	Aerovias de Mexico S.A. de CV(b),(d)		7.0000	02/05/25	131,897
64,000 USD	DP World plc(b)		5.6250	09/25/48	74,629
6,000 USD	DP World plc(b)		4.7000	09/30/49	6,196
1,245,000 USD	DP World Salaam(c)	H15T5Y + 5.750%	6.0000	01/01/70	1,334,627
662,000 USD	Gol Finance S.A.(b)		7.0000	01/31/25	572,629
300,000 USD	Gol Finance S.A.(b)		8.0000	06/30/26	276,785
200,000 GBP	Heathrow Finance plc		6.2500	03/03/25	284,601
100,000 GBP	Heathrow Funding Ltd.		7.1250	02/14/24	147,317
155,000 USD	Rumo Luxembourg Sarl(b)		5.2500	01/10/28	159,109
218,000 USD	Simpar Europe S.A.(b)		5.2000	01/26/31	193,495
					3,421,927
	TOTAL CORPORATE BONDS (Cost $46,719,887)				44,899,333

	NON U.S. GOVERNMENT & AGENCIES — 30.9%
	GOVERNMENT GUARANTEED — 0.1%
39,200 USD	Brazil Minas SPE via State of Minas Gerais(b)		5.3330	02/15/28	39,936

	GOVERNMENT OWNED, NO GUARANTEE — 0.2%
162,000 USD	Gabon Government International Bond(b)		7.0000	11/24/31	159,027

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 30.9% (Continued)
	LOCAL AUTHORITY — 0.4%
150,000 CAD	Province of British Columbia Canada		3.2000	06/18/44	$124,644
250,000 CAD	Province of Ontario Canada		2.8000	06/02/48	192,602
					317,246
	NON U.S. TREASURY — 13.9%
860,000 AUD	Australia Government Bond		1.2500	05/21/32	571,450
1,120,000 BRL	Brazilian Government International Bond		8.5000	01/05/24	206,173
550,000 CAD	Canadian Government Bond		2.2500	06/01/29	451,068
1,894,000,000 COP	Colombian TES		6.0000	04/28/28	418,655
6,900,000 EGP	Egypt Government Bond		13.7650	01/05/24	438,772
3,300,000 EGP	Egypt Government Bond		14.4830	04/06/26	210,806
1,800,000,000 IDR	Indonesia Treasury Bond		9.0000	03/15/29	144,434
8,020,000,000 IDR	Indonesia Treasury Bond		7.0000	09/15/30	575,574
930,000,000 IDR	Indonesia Treasury Bond		8.2500	06/15/32	71,863
755,000,000 IDR	Indonesia Treasury Bond		8.3750	03/15/34	59,108
76,000 EUR	Ireland Government Bond		5.4000	03/13/25	100,601
50,000 EUR	Ireland Government Bond		0.9000	05/15/28	59,210
130,000 EUR	Ireland Government Bond		1.3000	05/15/33	158,937
240,000 EUR	Italy Buoni Poliennali Del Tesoro		4.5000	03/01/24	295,489
750,000 EUR	Italy Buoni Poliennali Del Tesoro		2.8000	12/01/28	953,479
640,000 EUR	Italy Buoni Poliennali Del Tesoro(b)		2.4500	09/01/33	799,960
180,000 EUR	Italy Buoni Poliennali Del Tesoro		5.0000	08/01/39	301,757
235,000 EUR	Italy Buoni Poliennali Del Tesoro		5.0000	09/01/40	399,283
6,150,000 JPY	Japan Government Forty Year Bond		0.8000	03/20/58	53,686
17,000,000 JPY	Japan Government Thirty Year Bond		1.5000	03/20/45	175,129
17,150,000 JPY	Japan Government Thirty Year Bond		0.5000	09/20/46	143,524
4,739,000 MXN	Mexican Bonos		7.5000	06/03/27	229,172
9,060,000 MXN	Mexican Bonos		7.7500	11/13/42	428,917
100,000 EUR	Portugal Obrigacoes do Tesouro OT		4.1250	04/14/27	136,525
995,000 ZAR	Republic of South Africa Government Bond		6.2500	03/31/36	45,550
10,370,000 RUB	Russian Federal Bond - OFZ		7.4000	12/07/22	132,112
2,020,000 RUB	Russian Federal Bond - OFZ		6.9000	05/23/29	22,886
21,770,000 RUB	Russian Federal Bond - OFZ		7.7000	03/23/33	252,679
200,000 USD	Russian Foreign Bond - Eurobond		5.2500	06/23/47	213,020

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 30.9% (Continued)
	NON U.S. TREASURY — 13.9% (Continued)
350,000 EUR	Spain Government Bond		1.2500	10/31/30	$415,402
170,000 EUR	Spain Government Bond		4.2000	01/31/37	275,073
250,000 EUR	Spain Government Bond		2.7000	10/31/48	359,379
300,000 GBP	United Kingdom Gilt		4.5000	09/07/34	546,720
8,920,000 UYU	Uruguay Government International Bond		9.8750	06/20/22	204,868
					9,851,261
	SOVEREIGN — 15.3%
62,000 USD	Abu Dhabi Government International Bond(b)		3.8750	04/16/50	69,041
175,000 USD	Angolan Government International Bond(b)		9.1250	11/26/49	167,967
1,293,000 USD	Argentine Republic Government International Bond(e)		0.5000	07/09/30	439,633
246,000 USD	Argentine Republic Government International Bond(e)		1.1250	07/09/35	75,955
63,000 USD	Bahrain Government International Bond(b)		7.0000	01/26/26	68,205
26,000 USD	Bahrain Government International Bond(b)		7.0000	10/12/28	27,746
22,000 USD	Bahrain Government International Bond(b)		5.6250	09/30/31	21,239
100,000 EUR	Banque Centrale de Tunisie International Bond		5.6250	02/17/24	91,994
17,000 USD	Banque Centrale de Tunisie International Bond(b)		5.7500	01/30/25	13,216
100,000 EUR	Banque Centrale de Tunisie International Bond(b)		6.3750	07/15/26	86,923
87,000 USD	Brazilian Government International Bond(c)		4.6250	01/13/28	89,201
117,000 USD	Brazilian Government International Bond		4.5000	05/30/29	116,444
22,000 USD	Brazilian Government International Bond(c)		3.7500	09/12/31	20,075
100,000 EUR	Colombia Government International Bond		3.8750	03/22/26	120,663
62,000 USD	Colombia Government International Bond		3.0000	01/30/30	54,172
126,000 USD	Colombia Government International Bond		3.1250	04/15/31	108,524
25,000 USD	Colombia Government International Bond(c)		3.2500	04/22/32	21,288
12,000 USD	Colombia Government International Bond		7.3750	09/18/37	13,386
60,000 USD	Colombia Government International Bond		6.1250	01/18/41	58,793
29,000 USD	Colombia Government International Bond		4.1250	02/22/42	23,055
14,000 USD	Colombia Government International Bond(c)		5.6250	02/26/44	12,838
59,000 USD	Colombia Government International Bond		5.2000	05/15/49	51,046
122,000 USD	Colombia Government International Bond		3.8750	02/15/61	89,030
108,000 USD	Costa Rica Government International Bond		6.1250	02/19/31	105,975
137,000 USD	Costa Rica Government International Bond		5.6250	04/30/43	111,999
200,000 USD	Development Bank of the Republic of Belarus JSC		6.7500	05/02/24	175,952
129,000 USD	Dominican Republic International Bond(b)		4.5000	01/30/30	126,873

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 30.9% (Continued)
	SOVEREIGN — 15.3% (Continued)
82,000 USD	Dominican Republic International Bond(b)		7.4500	04/30/44	$93,034
26,000 USD	Dominican Republic International Bond		6.4000	06/05/49	26,036
101,000 USD	Dominican Republic International Bond(b)		5.8750	01/30/60	91,891
52,074 USD	Ecuador Government International Bond(b),(f)		–	07/31/30	30,791
106,000 USD	Ecuador Government International Bond(b),(e)		5.0000	07/31/30	92,220
20,000 USD	Ecuador Government International Bond(e)		1.0000	07/31/35	14,230
231,060 USD	Ecuador Government International Bond(b),(e)		1.0000	07/31/35	164,400
23,000 USD	Ecuador Government International Bond(e)		0.5000	07/31/40	14,148
90,000 USD	Ecuador Government International Bond(b),(e)		0.5000	07/31/40	55,361
94,000 USD	Egypt Government International Bond(b)		5.2500	10/06/25	93,398
29,000 USD	Egypt Government International Bond(b)		7.0530	01/15/32	25,626
228,000 USD	Egypt Government International Bond(b)		7.6250	05/29/32	205,546
63,000 USD	Egypt Government International Bond(b)		7.3000	09/30/33	55,178
26,000 USD	Egypt Government International Bond(b)		8.7000	03/01/49	22,105
375,000 USD	Egypt Government International Bond(b)		8.8750	05/29/50	322,264
79,000 USD	Egypt Government International Bond(b)		8.1500	11/20/59	63,975
138,000 USD	El Salvador Government International Bond(b)		6.3750	01/18/27	79,007
37,000 USD	El Salvador Government International Bond(b)		8.2500	04/10/32	21,719
104,000 USD	El Salvador Government International Bond		7.6500	06/15/35	57,408
25,000 USD	El Salvador Government International Bond		7.1250	01/20/50	13,375
142,000 USD	Finance Department Government of Sharjah(b)		3.6250	03/10/33	133,806
62,000 USD	Finance Department Government of Sharjah(b)		4.0000	07/28/50	52,876
17,000 USD	Ghana Government International Bond(b)		6.3750	02/11/27	13,698
49,000 USD	Ghana Government International Bond(b)		7.8750	03/26/27	40,850
103,000 USD	Ghana Government International Bond(b)		7.7500	04/07/29	81,215
118,000 USD	Ghana Government International Bond(b)		7.6250	05/16/29	92,608
258,000 USD	Ghana Government International Bond(b)		7.8750	02/11/35	194,469
21,000 USD	Ghana Government International Bond(b)		8.8750	05/07/42	15,884
63,000 USD	Ghana Government International Bond(b)		8.6270	06/16/49	47,353
124,000 USD	Ghana Government International Bond(b)		8.9500	03/26/51	93,552
37,000 USD	Guatemala Government Bond(b)		5.3750	04/24/32	40,095
31,000 USD	Guatemala Government Bond		5.3750	04/24/32	33,593
71,000 USD	Guatemala Government Bond(b)		3.7000	10/07/33	67,597
100,000 EUR	Indonesia Government International Bond(b)		2.1500	07/18/24	117,335

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 30.9% (Continued)
	SOVEREIGN — 15.3% (Continued)
35,000 USD	Indonesia Government International Bond		5.1250	01/15/45	$40,768
40,000,000 IDR	Indonesia Treasury Bond		8.3750	03/15/24	3,018
113,000 EUR	Ivory Coast Government International Bond		5.2500	03/22/30	127,387
123,000 EUR	Ivory Coast Government International Bond(b)		5.8750	10/17/31	139,689
189,000 USD	Kenya Government International Bond(b)		8.0000	05/22/32	198,718
396,000 USD	Lebanon Government International Bond(d)		8.2500	04/12/22	45,044
56,000 USD	Lebanon Government International Bond(d)		6.3750	03/09/23	6,090
72,000 USD	Lebanon Government International Bond(d)		6.4000	05/26/23	7,872
54,000 USD	Lebanon Government International Bond(d)		6.1500	06/19/23	5,873
56,000 USD	Lebanon Government International Bond(d)		6.7500	11/29/27	6,183
81,000 USD	Lebanon Government International Bond(d)		6.8500	05/25/29	8,801
175,000 USD	Lebanon Government International Bond(d)		6.6500	02/26/30	19,841
100,000 EUR	Mexico Government International Bond		1.6250	04/08/26	115,643
130,000 USD	Mexico Government International Bond		4.7500	04/27/32	142,545
143,000 USD	Mexico Government International Bond		3.5000	02/12/34	138,210
56,000 USD	Mexico Government International Bond		6.0500	01/11/40	66,685
200,000 USD	Mozambique International Bond(b),(e)		5.0000	09/15/31	168,915
408,000 USD	Nigeria Government International Bond(b)		7.8750	02/16/32	398,310
93,000 USD	Nigeria Government International Bond(b)		7.3750	09/28/33	86,890
200,000 USD	Nigeria Government International Bond		7.6250	11/28/47	176,677
23,000 USD	Nigeria Government International Bond(b)		9.2480	01/21/49	23,036
152,000 USD	Nigeria Government International Bond(b)		8.2500	09/28/51	139,591
139,000 USD	Oman Government International Bond(b)		7.3750	10/28/32	158,201
40,000 USD	Oman Government International Bond(b)		6.7500	01/17/48	39,253
133,000 USD	Pakistan Government International Bond(b)		6.0000	04/08/26	128,511
9,000 USD	Panama Government International Bond		3.1600	01/23/30	9,098
362,000 USD	Panama Government International Bond		2.2520	09/29/32	332,098
50,000 USD	Panama Government International Bond		3.8700	07/23/60	46,188
140,000 USD	Panama Government International Bond		4.5000	01/19/63	142,240
77,000 USD	Papua New Guinea Government International Bond(b)		8.3750	10/04/28	75,211
191,000 USD	Qatar Government International Bond(b)		3.7500	04/16/30	209,675
191,000 USD	Qatar Government International Bond(b)		4.4000	04/16/50	227,123
21,538 USD	Republic of Angola Via Avenir II BV(a)	US0006M + 7.500%	7.8540	07/01/23	21,969
157,143 USD	Republic of Angola Via Avenir Issuer II Ireland		6.9270	02/19/27	147,714

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 30.9% (Continued)
	SOVEREIGN — 15.3% (Continued)
156,000 USD	Republic of Armenia International Bond(b)		3.6000	02/02/31	$140,732
135,000 USD	Republic of Belarus International Bond(b)		6.8750	02/28/23	128,354
7,020,000 ZAR	Republic of South Africa Government Bond		8.5000	01/31/37	388,884
11,000 EUR	Romanian Government International Bond		2.8750	03/11/29	12,758
27,000 EUR	Romanian Government International Bond(b)		3.3750	02/08/38	28,719
19,000 EUR	Romanian Government International Bond(b)		2.7500	04/14/41	17,901
46,000 EUR	Romanian Government International Bond(b)		2.8750	04/13/42	43,539
25,000 EUR	Romanian Government International Bond(b)		4.6250	04/03/49	29,579
200,000 USD	Russian Foreign Bond - Eurobond		4.2500	06/23/27	201,022
204,000 USD	Saudi Government International Bond(b)		2.2500	02/02/33	194,299
233,000 USD	Saudi Government International Bond(b)		4.6250	10/04/47	266,397
111,000 EUR	Senegal Government International Bond(b)		4.7500	03/13/28	124,797
117,000 EUR	Senegal Government International Bond(b)		5.3750	06/08/37	121,556
47,000 USD	Turkey Government International Bond		5.7500	03/22/24	47,153
27,000 USD	Turkey Government International Bond		6.3500	08/10/24	27,232
57,000 USD	Turkey Government International Bond		5.1250	02/17/28	50,801
30,000 USD	Turkey Government International Bond		5.9500	01/15/31	26,461
100,000 USD	Turkey Government International Bond		5.8750	06/26/31	87,565
35,000 USD	Turkey Government International Bond		5.7500	05/11/47	26,955
15,000 USD	Ukraine Government International Bond(b)		7.7500	09/01/24	13,416
56,000 USD	Ukraine Government International Bond(b)		7.7500	09/01/25	49,414
247,000 USD	Ukraine Government International Bond(b)		7.7500	09/01/26	216,689
139,000 USD	Ukraine Government International Bond(b)		7.3750	09/25/32	117,958
108,000 USD	Ukraine Government International Bond(b)		7.2530	03/15/33	91,020
14,000 USD	Zambia Government International Bond(b)		5.3750	09/20/22	10,153
87,000 USD	Zambia Government International Bond(b)		8.9700	07/30/27	65,117
					11,059,414
	SUPRANATIONAL — 1.0%
1,390,000 BRL	European Investment Bank		7.2500	11/08/22	254,148
200,000 EUR	European Investment Bank		1.1250	09/15/36	243,104
1,280,000 BRL	International Finance Corporation		4.6000	01/27/23	229,470
					726,722
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $23,294,120)				22,153,606

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED - 4.2%
3,030,673	Mount Vernon Prime Portfolio, 0.11% (Cost $3,030,673)(g),(h)	$3,030,673

	TOTAL INVESTMENTS - 98.0% (Cost $73,128,212)	$70,171,742
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%	1,446,493
	NET ASSETS - 100.0%	$71,618,235

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Unrealized Depreciation
10	CBOT 10 Year US Treasury Note	03/22/2022	$1,279,690	$(15,154)
10	Eurex 30 Year Euro BUXL Future	03/08/2022	2,284,270	(151,642)
28	Long Gilt Future	03/29/2022	4,593,164	(134,144)
8	TSE Japanese 10 Year Bond Futures	03/14/2022	10,477,308	(89,914)
	TOTAL FUTURES CONTRACTS			$(390,854)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Unrealized Appreciation
64	CBOT 5 Year US Treasury Note	03/31/2022	$7,628,992	$95,024
8	Eurex 10 Year Euro BUND Future	03/08/2022	1,520,090	45,830
	TOTAL FUTURES CONTRACTS			$140,854

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Euro	02/04/2022	JP Morgan Chase	527,609	$592,840	$(7,400)
British Pound	02/10/2022	JP Morgan Chase	270,000	363,144	(2,818)
Euro	02/14/2022	JP Morgan Chase	1,270,000	1,427,285	(12,825)
Japanese Yen	02/22/2022	JP Morgan Chase	80,999,999	703,940	(8,750)
				$3,087,209	$(31,793)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Sell:
Euro	02/04/2022	JP Morgan Chase	6,938,778	$7,796,670	$74,330
Australian Dollar	04/28/2022	JP Morgan Chase	807,100	570,835	5,163
British Pound	04/28/2022	Barclay	1,447,100	1,945,524	3,247
Canadian Dollar	04/28/2022	JP Morgan Chase	984,000	773,941	4,549
Euro	04/28/2022	JP Morgan Chase	13,923,600	15,677,290	53,415
Japanese Yen	04/28/2022	Barclay	65,981,901	573,949	6,191
				$27,338,209	$146,895

Total					$115,102

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Buy	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Depreciation
To Buy:	To Sell:
Euro	British Pound	4/28/2022	JP Morgan Chase	1,138,701	955,000	1,282,121	(1,283,930)	$(1,809)
				1,138,701	955,000	$1,282,121	$1,283,930	$(1,809)

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SA de CV	- Sociedad Anonima de Capital Variable

EUR003M	Euribor 3 Month ACT/360

EUSA5	EUR SWAP ANN (VS 6M) 5Y

EUSA6	EUR SWAP ANN (VS 6M) 6Y

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Columbian Peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesia Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

RUB	Russian Ruble

USD	US Dollars

UYU	Uruguayan Peso

ZAR	South African Rand

(a)	Variable rate security; the rate shown represents the rate on January 31, 2022.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022 the total market value of 144A securities is 27,414,247 or 38.3% of net assets.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,981,614 at January 31, 2022.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2022.

(f)	Zero coupon bond.

(g)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(h)

The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 105%.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 2.0%
9,406	L3Harris Technologies, Inc.	$1,968,582
3,485	Lockheed Martin Corporation	1,356,118
		3,324,700
	ASSET MANAGEMENT - 3.0%
2,647	BlackRock, Inc.	2,178,322
31,149	Charles Schwab Corporation (The)	2,731,767
		4,910,089
	AUTOMOTIVE - 1.2%
37,417	General Motors Company(a)	1,972,998

	BANKING - 9.2%
113,300	Bank of America Corporation	5,227,662
30,916	JPMorgan Chase & Company	4,594,118
39,123	Truist Financial Corporation	2,457,707
53,705	Wells Fargo & Company	2,889,329
		15,168,816
	BIOTECH & PHARMA - 5.7%
15,000	AbbVie, Inc.	2,053,350
36,850	Bristol-Myers Squibb Company	2,391,197
18,958	Johnson & Johnson	3,266,274
20,486	Merck & Company, Inc.	1,669,199
		9,380,020
	CABLE & SATELLITE - 0.3%
39,807	Altice USA, Inc., Class A(a)	574,017

	CHEMICALS - 3.3%
6,240	Air Products and Chemicals, Inc.	1,760,429
30,676	Corteva, Inc.	1,474,902
63,250	Huntsman Corporation	2,266,247
		5,501,578
	CONSTRUCTION MATERIALS - 1.5%
2,786	Martin Marietta Materials, Inc.	1,084,088
15,412	Owens Corning(b)	1,367,045
		2,451,133

1

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	CONSUMER SERVICES - 1.1%
29,718	Service Corp International	$1,834,195

	CONTAINERS & PACKAGING - 0.5%
16,986	Westrock Company	784,074

	DIVERSIFIED INDUSTRIALS - 2.9%
26,544	Emerson Electric Company	2,440,721
11,253	Honeywell International, Inc.	2,301,013
		4,741,734
	ELECTRIC UTILITIES - 3.8%
47,942	NextEra Energy, Inc.(b)	3,745,229
35,595	Xcel Energy, Inc.	2,479,548
		6,224,777
	ELECTRICAL EQUIPMENT - 1.2%
26,536	Johnson Controls International plc	1,928,371

	ENGINEERING & CONSTRUCTION - 1.4%
22,411	Quanta Services, Inc.	2,302,058

	ENTERTAINMENT CONTENT - 1.6%
18,469	Walt Disney Company (The)(a)	2,640,513

	FOOD - 2.4%
30,433	Mondelez International, Inc., Class A	2,039,925
22,351	Tyson Foods, Inc., Class A	2,031,482
		4,071,407
	HEALTH CARE FACILITIES & SERVICES - 6.0%
15,507	AmerisourceBergen Corporation	2,112,053
30,146	CVS Health Corporation	3,210,850
9,760	UnitedHealth Group, Inc.	4,612,284
		9,935,187
	HOUSEHOLD PRODUCTS - 1.3%
13,593	Procter & Gamble Company (The)	2,180,997

2

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INDUSTRIAL REIT - 1.3%
13,275	Prologis, Inc.	$2,081,785

	INFRASTRUCTURE REIT - 0.8%
5,519	American Tower Corporation, A	1,388,029

	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
47,673	Bank of New York Mellon Corporation (The)(b)	2,825,102
15,320	Intercontinental Exchange, Inc.	1,940,431
		4,765,533
	INSURANCE - 6.1%
18,229	Allstate Corporation (The)	2,199,693
5,978	Berkshire Hathaway, Inc., Class B(a)	1,871,234
31,554	Hartford Financial Services Group, Inc. (The)	2,267,787
17,428	Prudential Financial, Inc.(b)	1,944,442
10,702	Travelers Companies, Inc. (The)(b)	1,778,458
		10,061,614
	INTERNET MEDIA & SERVICES - 2.7%
1,634	Alphabet, Inc., Class A(a)	4,421,718

	LEISURE FACILITIES & SERVICES - 0.9%
10,334	Darden Restaurants, Inc.(b)	1,445,417

	MACHINERY - 2.2%
7,232	Caterpillar, Inc.(b)	1,457,682
6,895	Parker-Hannifin Corporation	2,137,519
		3,595,201
	MEDICAL EQUIPMENT & DEVICES - 6.6%
22,305	Abbott Laboratories	2,842,995
28,279	Baxter International, Inc.	2,416,158
6,206	Stryker Corporation	1,539,398
6,919	Thermo Fisher Scientific, Inc.	4,022,015
		10,820,566
	OFFICE REIT - 0.8%
11,276	Boston Properties, Inc.(b)	1,263,814

3

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	OIL & GAS PRODUCERS - 4.9%
43,686	ConocoPhillips(b)	$3,871,454
22,880	EOG Resources, Inc.	2,550,662
18,538	Phillips 66(b)	1,571,837
		7,993,953
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
77,791	Schlumberger N.V.	3,039,294

	RESIDENTIAL REIT - 1.2%
26,180	Equity LifeStyle Properties, Inc.	2,049,632

	RETAIL - CONSUMER STAPLES - 1.6%
11,643	Target Corporation	2,566,466

	RETAIL - DISCRETIONARY - 1.2%
8,581	Lowe’s Companies, Inc.	2,036,700

	SEMICONDUCTORS - 4.1%
3,198	Broadcom, Inc.	1,873,644
17,582	Intel Corporation	858,353
22,232	Micron Technology, Inc.	1,829,027
38,093	ON Semiconductor Corporation(a)	2,247,487
		6,808,511
	SOFTWARE - 1.3%
6,874	Microsoft Corporation	2,137,677

	SPECIALTY FINANCE - 1.0%
9,088	American Express Company	1,634,204

	TECHNOLOGY HARDWARE - 2.3%
35,347	Cisco Systems, Inc.	1,967,767
7,756	Motorola Solutions, Inc.	1,798,927
		3,766,694
	TECHNOLOGY SERVICES - 1.1%
11,913	Global Payments, Inc.	1,785,520

4

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TELECOMMUNICATIONS - 1.7%
52,147	Verizon Communications, Inc.	$2,775,785

	TRANSPORTATION & LOGISTICS - 3.1%
58,539	CSX Corporation	2,003,204
30,625	Knight-Swift Transportation Holdings, Inc.	1,732,763
34,465	Southwest Airlines Company(a),(b)	1,542,653
		5,278,620

	TOTAL COMMON STOCKS (Cost $110,556,671)	161,643,397

	COLLATERAL FOR SECURITIES LOANED – 11.5%
18,978,175	Mount Vernon Prime Portfolio, 0.11% (Cost $18,978,175)(c),(d)	18,978,175

	TOTAL INVESTMENTS - 109.5% (Cost $129,534,846)	$180,621,572
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.5)%	(15,684,772)
	NET ASSETS - 100.0%	$164,936,800

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $18,690,581 at January 31, 2022.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(d)

The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 1.5%
12,057	Barnes Group, Inc.	$544,615
18,820	Kaman Corporation	752,235
		1,296,850
	AUTOMOTIVE - 0.7%
67,339	Modine Manufacturing Company(a)	616,152

	BANKING - 17.2%
18,826	Banner Corporation	1,169,283
10,600	BOK Financial Corporation(b)	1,087,030
35,051	Central Pacific Financial Corporation(b)	1,019,984
23,450	Customers Bancorp, Inc.(a),(b)	1,367,136
14,756	First Financial Corporation	662,397
24,000	Hancock Whitney Corporation	1,265,281
22,081	Heartland Financial USA, Inc.	1,148,874
35,793	Heritage Financial Corporation	868,338
30,915	Independent Bank Corporation(b)	756,799
24,544	TriCompany Bancshares	1,066,928
36,780	Trustmark Corporation(b)	1,198,292
11,885	UMB Financial Corporation(b)	1,170,078
32,356	United Community Banks, Inc.	1,145,079
19,900	WSFS Financial Corporation(b)	1,042,362
		14,967,861
	BIOTECH & PHARMA - 5.1%
26,600	Amphastar Pharmaceuticals, Inc.(a),(b)	614,194
18,778	AnaptysBio, Inc.(a)	600,333
11,738	Anika Therapeutics, Inc.(a),(b)	373,268
4,300	Blueprint Medicines Corporation(a),(b)	331,530
28,542	Coherus Biosciences, Inc.(a),(b)	352,779
8,500	Eagle Pharmaceuticals, Inc.(a)	390,490
36,756	Jounce Therapeutics, Inc.(a)	274,935
10,100	Sage Therapeutics, Inc.(a)	398,142
20,562	Supernus Pharmaceuticals, Inc.(a),(b)	634,337
30,851	Vanda Pharmaceuticals, Inc.(a)	467,701
		4,437,709

1

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	CHEMICALS - 2.3%
20,212	Cabot Corporation	$1,111,457
13,177	Minerals Technologies, Inc.	921,995
		2,033,452
	CONSUMER SERVICES - 1.0%
1,443	Graham Holdings Company, Class B(b)	858,758

	CONTAINERS & PACKAGING - 0.8%
11,854	Greif, Inc., Class A(b)	701,283

	ELECTRIC UTILITIES - 3.0%
24,200	Avista Corporation(b)	1,075,932
17,694	NorthWestern Corporation(b)	1,028,375
10,837	Unitil Corporation	508,689
		2,612,996
	ENGINEERING & CONSTRUCTION - 1.1%
36,719	Primoris Services Corporation(b)	944,413

	FOOD - 0.7%
12,130	Seneca Foods Corporation, Class A(a)	567,078

	GAS & WATER UTILITIES - 2.3%
13,141	SJW Group	904,889
15,747	Southwest Gas Holdings, Inc.	1,073,631
		1,978,520
	HEALTH CARE FACILITIES & SERVICES - 2.5%
15,987	National HealthCare Corporation	1,045,550
27,819	Owens & Minor, Inc.(b)	1,170,902
		2,216,452
	HOME CONSTRUCTION - 0.9%
7,827	Meritage Homes Corporation(a),(b)	798,589

	HOTEL REIT - 0.9%
57,063	Chatham Lodging Trust(a)	757,226

2

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HOTEL REITS - 1.0%
52,544	Apple Hospitality REIT, Inc.	$847,535

	HOUSEHOLD PRODUCTS - 0.5%
13,541	Clearwater Paper Corporation(a),(b)	428,166

	INDUSTRIAL INTERMEDIATE PROD - 2.4%
13,681	AZZ, Inc.	650,942
27,052	Mueller Industries, Inc.(b)	1,397,506
		2,048,448
	INDUSTRIAL REIT - 1.3%
6,550	PS Business Parks, Inc.	1,093,588

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
8,142	Piper Sandler Cos	1,255,659

	INSURANCE - 2.6%
17,596	American Equity Investment Life Holding Company	723,899
20,618	Mercury General Corporation	1,126,980
2,033	National Western Life Group, Inc., Class A	434,798
		2,285,677
	LEISURE FACILITIES & SERVICES - 1.2%
19,006	Travel + Leisure Company	1,079,541

	LEISURE PRODUCTS - 1.1%
10,300	Thor Industries, Inc.(b)	974,277

	MACHINERY - 2.4%
16,367	Altra Industrial Motion Corporation	790,200
4,936	Curtiss-Wright Corporation(b)	655,451
14,680	Hillenbrand, Inc.	682,326
		2,127,977
	MEDICAL EQUIPMENT & DEVICES - 0.9%
7,200	Quidel Corporation(a)	744,192

3

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MORTGAGE FINANCE - 1.9%
58,900	Chimera Investment Corporation	$854,050
51,036	Dynex Capital, Inc.(b)	820,659
		1,674,709
	MULTI ASSET CLASS REIT - 1.2%
75,696	Armada Hoffler Properties, Inc.	1,062,015

	MULTI ASSET CLASS REITS - 1.0%
63,209	Global Net Lease, Inc.	906,417

	OFFICE REIT - 2.0%
68,722	Brandywine Realty Trust	883,765
20,300	Highwoods Properties, Inc.	875,336
		1,759,101
	OIL & GAS PRODUCERS - 5.2%
74,567	Antero Midstream Corporation	741,942
28,300	HollyFrontier Corporation	995,028
17,183	Laredo Petroleum, Inc.(a),(b)	1,154,010
36,150	Matador Resources Company(b)	1,618,435
		4,509,415
	OIL & GAS SERVICES & EQUIPMENT - 2.4%
115,838	Archrock, Inc.	977,673
94,801	Liberty Oilfield Services, Inc., Class A(a),(b)	1,147,092
		2,124,765
	RESIDENTIAL REIT - 1.5%
53,570	UMH Properties, Inc.	1,264,251

	RETAIL - CONSUMER STAPLES - 1.7%
12,902	Big Lots, Inc.(b)	540,723
12,976	Ingles Markets, Inc., Class A(b)	998,243
		1,538,966
	RETAIL - DISCRETIONARY - 4.7%
32,534	Abercrombie & Fitch Company, Class A(a),(b)	1,268,826
40,000	Conn’s, Inc.(a),(b)	970,800
18,890	Foot Locker, Inc.(b)	844,005

4

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - DISCRETIONARY - 4.7% (Continued)
18,731	Sonic Automotive, Inc., Class A(b)	$955,468
		4,039,099
	RETAIL REIT - 1.3%
75,100	SITE Centers Corporation	1,112,231

	SEMICONDUCTORS - 3.3%
46,561	Amkor Technology, Inc.	1,025,273
17,800	Cohu, Inc.(a),(b)	587,044
46,747	Rambus, Inc.(a),(b)	1,180,362
		2,792,679
	SOFTWARE - 2.2%
31,200	Donnelley Financial Solutions, Inc.(a)	1,161,264
40,190	NextGen Healthcare, Inc.(a)	776,069
		1,937,333
	SPECIALTY FINANCE - 2.7%
33,894	Mr. Cooper Group, Inc.(a),(b)	1,360,844
13,869	Stewart Information Services Corporation	990,663
		2,351,507
	TECHNOLOGY HARDWARE - 1.4%
58,502	Knowles Corporation(a)	1,240,827

	TECHNOLOGY SERVICES - 1.9%
28,800	Green Dot Corporation, Class A(a)	913,248
9,000	Science Applications International Corporation	738,270
		1,651,518
	TELECOMMUNICATIONS - 1.1%
39,700	EchoStar Corporation, Class A(a),(b)	940,493

	TIMBER REIT - 1.3%
21,500	PotlatchDeltic Corporation	1,156,485

	TRANSPORTATION & LOGISTICS - 3.6%
61,952	Heartland Express, Inc.	926,802
13,422	Matson, Inc.(b)	1,310,792

5

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TRANSPORTATION & LOGISTICS - 3.6% (Continued)
12,150	Ryder System, Inc.	$889,259
		3,126,853
	TRANSPORTATION EQUIPMENT - 1.0%
37,000	Meritor, Inc.(a)	852,850

	WHOLESALE - CONSUMER STAPLES - 0.9%
19,800	Andersons, Inc. (The)	754,380

	WHOLESALE - DISCRETIONARY - 2.2%
34,644	G-III Apparel Group Ltd.(a),(b)	941,278
65,683	KAR Auction Services, Inc.(a),(b)	934,012
		1,875,290

	TOTAL COMMON STOCKS (Cost $72,169,655)	86,343,583

	COLLATERAL FOR SECURITIES LOANED – 31.3%
27,245,188	Mount Vernon Prime Portfolio, 0.11% (Cost $27,245,188)(c),(d)	27,245,188

	TOTAL INVESTMENTS - 130.6% (Cost $99,414,843)	$113,588,771
	LIABILITIES IN EXCESS OF OTHER ASSETS - (30.6)%	(26,645,772)
	NET ASSETS - 100.0%	$86,942,999

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $26,801,768 at January 31, 2022.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(d)

The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

6

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8%
	E-COMMERCE DISCRETIONARY - 8.7%
4,185	Amazon.com, Inc.(a)	$12,519,302
3,129	MercadoLibre, Inc.(a)	3,542,216
		16,061,518
	INTERNET MEDIA & SERVICES - 7.7%
31,181	Meta Platforms, Inc., Class A(a)	9,767,760
10,529	Netflix, Inc.(a)	4,497,357
		14,265,117
	LEISURE FACILITIES & SERVICES - 2.3%
2,931	Chipotle Mexican Grill, Inc.(a),(b)	4,354,235

	MEDICAL EQUIPMENT & DEVICES - 12.5%
9,227	Align Technology, Inc.(a)	4,566,996
11,159	DexCom, Inc.(a)	4,803,726
41,628	Edwards Lifesciences Corporation(a)	4,545,778
14,000	Insulet Corporation(a),(b)	3,472,000
20,290	Intuitive Surgical, Inc.(a)	5,766,012
		23,154,512
	RETAIL - DISCRETIONARY - 6.2%
14,619	Burlington Stores, Inc.(a),(b)	3,463,680
11,658	Lululemon Athletica, Inc.(a)	3,890,974
19,447	Tractor Supply Company	4,245,474
		11,600,128
	SEMICONDUCTORS - 13.9%
28,105	Advanced Micro Devices, Inc.(a)	3,210,996
5,762	ASML Holding N.V. - ADR	3,902,026
18,963	Marvell Technology, Inc.	1,353,958
54,316	NVIDIA Corporation	13,299,816
22,966	QUALCOMM, Inc.	4,036,504
		25,803,300
	SOFTWARE - 26.6%
12,700	Adobe, Inc.(a)	6,785,610
39,138	Microsoft Corporation	12,171,136
31,367	salesforce.com, Inc.(a)	7,296,905
21,066	ServiceNow, Inc.(a)	12,340,042

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	SOFTWARE - 26.6% (Continued)
15,269	Twilio, Inc., Class A(a)	$3,147,246
12,019	Unity Software, Inc.(a),(b)	1,263,798
26,881	Veeva Systems, Inc., Class A(a)	6,358,432
		49,363,169
	TECHNOLOGY HARDWARE - 4.1%
43,747	Apple, Inc.	7,646,101

	TECHNOLOGY SERVICES - 15.8%
31,905	Block, Inc., Class A(a),(b)	3,901,662
29,633	Mastercard, Inc., Class A	11,449,598
42,488	PayPal Holdings, Inc.(a),(b)	7,305,387
29,745	Visa, Inc., Class A(b)	6,727,427
		29,384,074

	TOTAL COMMON STOCKS (Cost $90,527,330)	181,632,154

	COLLATERAL FOR SECURITIES LOANED - 13.4%
24,906,299	Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (Cost $24,906,299)(c),(d)	24,906,299

	TOTAL INVESTMENTS - 111.2% (Cost $115,433,629)	$206,538,453
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.2)%	(20,743,325)
	NET ASSETS - 100.0%	$185,795,128

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $25,462,852 at January 31, 2022.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0%
	ADVERTISING & MARKETING - 2.1%
12,140	Cardlytics, Inc.(a),(b)	$814,594
49,904	Magnite, Inc.(a),(b)	677,197
		1,491,791
	AEROSPACE & DEFENSE - 1.1%
15,579	Hexcel Corporation(a),(b)	812,756

	APPAREL & TEXTILE PRODUCTS - 1.8%
6,384	Crocs, Inc.(a)	655,126
1,884	Deckers Outdoor Corporation(a),(b)	603,313
		1,258,439
	BANKING - 3.1%
10,602	First Merchants Corporation	449,843
13,257	Glacier Bancorp, Inc.(b)	688,436
18,754	Seacoast Banking Corp of Florida(b)	684,521
3,633	Silvergate Capital Corporation(a)	391,419
		2,214,219
	BIOTECH & PHARMA - 10.1%
23,680	Alector, Inc.(a)	375,565
59,911	Allogene Therapeutics, Inc.(a),(b)	685,981
30,496	ALX Oncology Holdings, Inc.(a),(b)	487,936
36,080	Anavex Life Sciences Corporation(a),(b)	471,926
17,207	Apellis Pharmaceuticals, Inc.(a)	692,926
15,540	Avid Bioservices, Inc.(a),(b)	293,240
6,637	Biohaven Pharmaceutical Holding Company Ltd.(a)	881,857
8,562	CRISPR Therapeutics A.G.(a)	545,828
18,737	Immunocore Holdings plc - ADR(a)	422,894
57,221	IVERIC bio, Inc.(a),(b)	797,661
9,564	Maravai LifeSciences Holdings, Inc.(a),(b)	276,591
79,397	MaxCyte, Inc.(a),(b)	512,905
21,934	Myovant Sciences Ltd.(a)	286,458
29,827	Seer, Inc.(a)	469,179
		7,200,947

1

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	CHEMICALS - 0.3%
11,857	Codexis, Inc.(a)	$243,069

	COMMERCIAL SUPPORT SERVICES - 1.1%
6,876	Avalara, Inc.(a)	753,747

	ELECTRICAL EQUIPMENT - 1.7%
30,337	Bloom Energy Corporation, Class A(a),(b)	457,482
12,552	Itron, Inc.(a)	778,224
		1,235,706
	ENGINEERING & CONSTRUCTION - 3.6%
7,883	Exponent, Inc.	748,727
37,351	Latham Group, Inc.(a)	623,015
11,143	Montrose Environmental Group, Inc.(a)	510,015
19,765	WillScot Mobile Mini Holdings Corporation(a)	732,096
		2,613,853
	HEALTH CARE FACILITIES & SERVICES - 5.1%
13,541	HealthEquity, Inc.(a),(b)	723,631
6,734	LHC Group, Inc.(a)	835,689
9,493	Progyny, Inc.(a),(b)	384,467
25,000	RadNet, Inc.(a)	643,750
10,687	Surgery Partners, Inc.(a)	456,014
36,172	Vapotherm, Inc.(a)	584,901
		3,628,452
	HOME CONSTRUCTION - 2.1%
21,411	AZEK Company, Inc. (The)(a)	707,205
11,729	Skyline Champion Corporation(a),(b)	789,831
		1,497,036
	HOUSEHOLD PRODUCTS - 2.9%
28,622	elf Beauty, Inc.(a)	846,066
12,528	Inter Parfums, Inc.	1,239,896
		2,085,962
	INDUSTRIAL INTERMEDIATE PROD - 0.8%
4,583	Chart Industries, Inc.(a),(b)	558,530

2

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
8,597	Houlihan Lokey, Inc.	$913,690
8,154	Moelis & Company, Class A(b)	460,456
		1,374,146
	INTERNET MEDIA & SERVICES - 4.6%
44,571	Eventbrite, Inc., Class A(a),(b)	638,702
20,365	Pinterest, Inc., Class A(a)	601,989
8,704	TechTarget, Inc.(a),(b)	721,910
19,963	Upwork, Inc.(a)	542,994
5,614	Wix.com Ltd.(a)	737,512
		3,243,107
	LEISURE FACILITIES & SERVICES - 6.1%
15,694	Dutch Bros, Inc.(a),(b)	818,442
65,384	Lindblad Expeditions Holdings, Inc.(a)	1,103,029
6,707	Papa John’s International, Inc.(b)	827,979
12,257	Shake Shack, Inc., Class A(a),(b)	809,820
5,340	Wingstop, Inc.(b)	818,355
		4,377,625
	LEISURE PRODUCTS - 1.0%
5,325	Fox Factory Holding Corporation(a),(b)	708,598

	MACHINERY - 1.3%
6,734	MSA Safety, Inc.	925,252

	MEDICAL EQUIPMENT & DEVICES - 5.6%
22,145	Adaptive Biotechnologies Corporation(a)	386,209
50,521	Alphatec Holdings, Inc.(a)	522,387
11,731	BioLife Solutions, Inc.(a)	350,053
134,196	Cerus Corporation(a)	719,291
7,836	Inari Medical, Inc.(a)	576,416
3,770	Insulet Corporation(a),(b)	934,959
2,352	Repligen Corporation(a)	466,496
		3,955,811
	RENEWABLE ENERGY - 1.8%
29,016	Fluence Energy, Inc.(a)	542,599

3

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	RENEWABLE ENERGY - 1.8% (Continued)
3,188	SolarEdge Technologies, Inc.(a)	$759,446
		1,302,045
	RETAIL - CONSUMER STAPLES - 1.2%
17,734	Ollie’s Bargain Outlet Holdings, Inc.(a),(b)	850,168

	RETAIL - DISCRETIONARY - 2.4%
38,931	American Eagle Outfitters, Inc.(b)	888,795
8,713	Freshpet, Inc.(a),(b)	810,570
		1,699,365
	SEMICONDUCTORS - 9.3%
28,196	Allegro MicroSystems, Inc.(a)	800,202
15,703	Axcelis Technologies, Inc.(a)	983,165
5,866	Azenta, Inc.	494,738
24,741	FormFactor, Inc.(a)	1,057,431
10,967	Lattice Semiconductor Corporation(a)	605,598
5,241	Onto Innovation, Inc.(a),(b)	479,761
8,209	Power Integrations, Inc.	662,548
7,740	Semtech Corporation(a),(b)	550,314
10,627	Wolfspeed, Inc.(a),(b)	1,001,489
		6,635,246
	SOFTWARE - 14.4%
11,745	Bandwidth, Inc., Class A(a),(b)	735,354
16,166	BigCommerce Holdings, Inc.(a),(b)	528,467
7,952	Blackline, Inc.(a)	730,550
3,620	Coupa Software, Inc.(a)	486,057
17,671	DoubleVerify Holdings, Inc.(a)	488,780
7,950	Elastic N.V.(a)	741,338
7,450	Everbridge, Inc.(a),(b)	380,844
17,113	Expensify, Inc.(a)	500,555
38,845	Jamf Holding Corporation(a)	1,284,215
28,136	JFrog Ltd.(a),(b)	751,794
21,311	LivePerson, Inc.(a),(b)	636,560
4,881	Omnicell, Inc.(a),(b)	732,833
5,571	Sprout Social, Inc., Class A(a)	383,563

4

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	SOFTWARE - 14.4% (Continued)
17,923	Tenable Holdings, Inc.(a)	$921,242
7,081	Workiva, Inc.(a)	837,541
		10,139,693
	TECHNOLOGY HARDWARE - 3.3%
9,053	Fabrinet(a)	1,024,437
5,720	Kornit Digital Ltd.(a)	600,943
22,678	PagerDuty, Inc.(a),(b)	748,828
		2,374,208
	TECHNOLOGY SERVICES - 5.3%
5,783	Endava plc - ADR(a)	703,328
10,458	MAXIMUS, Inc.	808,613
14,843	Shift4 Payments, Inc.(a),(b)	782,523
38,445	Telos Corporation(a),(b)	449,422
11,662	WNS Holdings Ltd. - ADR(a)	981,474
		3,725,360
	TRANSPORTATION & LOGISTICS - 2.8%
32,903	Air Transport Services Group, Inc.(a)	883,446
7,182	CryoPort, Inc.(a),(b)	299,992
2,778	Saia, Inc.(a)	789,730
		1,973,168
	TRANSPORTATION EQUIPMENT - 1.2%
36,325	Meritor, Inc.(a)	837,291

	TOTAL COMMON STOCKS (Cost $65,864,130)	69,715,590

	COLLATERAL FOR SECURITIES LOANED - 25.4%
18,075,839	Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (Cost $18,075,839)(c),(d)	18,075,839

	TOTAL INVESTMENTS - 123.4% (Cost $83,939,969)	$87,791,429
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.4)%	(16,649,730)
	NET ASSETS - 100.0%	$71,141,699

5

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $18,775,061 at January 31, 2022.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 1.1%
	MIXED ALLOCATION - 1.1%
136,545	Vietnam Enterprise Investments Ltd.(a)	$1,374,424

	TOTAL CLOSED END FUNDS (Cost $861,698)	1,374,424

	COMMON STOCKS — 97.7%
	APPAREL & TEXTILE PRODUCTS - 0.6%
41,200	Shenzhou International Group Holdings Ltd.(b)	764,472

	AUTOMOTIVE - 0.9%
560,000	Geely Automobile Holdings Ltd.	1,212,277

	BANKING - 14.0%
152,499	Banco Bradesco S.A. - ADR	654,221
64,200	Banco Santander Chile - ADR	1,289,136
1,493,400	Bank Central Asia Tbk P.T.	796,773
1,663,900	Bank Negara Indonesia Persero Tbk P.T.	856,610
6,889,500	Bank Rakyat Indonesia Persero Tbk P.T.	1,967,014
257,000	China Merchants Bank Company Ltd., H Shares(b)	2,148,061
12,500	HDFC Bank Ltd. - ADR	857,875
70,300	ICICI Bank Ltd. - ADR	1,527,619
160,900	Itau Unibanco Holding S.A. - ADR	759,448
425,300	Kasikornbank PCL - ADR	1,929,072
58,695	KB Financial Group, Inc.	2,908,834
12,521	OTP Bank Nyrt(a)	726,460
1,729,500	Public Bank Bhd	1,741,717
		18,162,840
	BEVERAGES - 4.1%
258,300	Budweiser Brewing Company APAC Ltd.	682,315
210,500	Carabao Group PCL	647,383
19,800	Heineken Malaysia Bhd	96,963
203,259	Varun Beverages Ltd.	2,478,298
46,600	Wuliangye Yibin Company Ltd.	1,468,006
		5,372,965

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	CHEMICALS - 0.9%
9,433,500	AKR Corporindo Tbk P.T.	$482,307
12,700	Sociedad Quimica y Minera de Chile S.A. - ADR	687,705
		1,170,012
	CONSUMER SERVICES - 0.6%
917,000	China Education Group Holdings Ltd.	802,620

	E-COMMERCE DISCRETIONARY - 4.2%
332,600	Alibaba Group Holding Ltd.(a),(b)	5,213,081
4,905	JD.com, Inc.(a)	185,899
		5,398,980
	ELECTRICAL EQUIPMENT - 0.6%
42,000	Sungrow Power Supply Company Ltd.	763,028

	ENGINEERING & CONSTRUCTION - 2.2%
84,797	Larsen & Toubro Ltd.	2,186,820
39,741	Mytilineos S.A.	679,921
		2,866,741
	FOOD - 1.9%
7,545,300	Monde Nissin Corporation(a)	2,419,594

	GAS & WATER UTILITIES - 0.7%
624,000	Guangdong Investment Ltd.	891,353

	HEALTH CARE FACILITIES & SERVICES - 2.3%
64,000	Hangzhou Tigermed Consulting Company Ltd.	670,461
278,801	Max Healthcare Institute Ltd.(a)	1,380,902
96,500	Wuxi Biologics Cayman, Inc.(a),(b)	967,207
		3,018,570
	HOME & OFFICE PRODUCTS - 2.2%
412,000	Haier Smart Home Company Ltd., H Shares(b)	1,651,743
103,400	Midea Group Company Ltd.	1,203,035
		2,854,778
	INSURANCE - 4.5%
172,800	AIA Group Ltd.(b)	1,804,018

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	INSURANCE - 4.5% (Continued)
891,000	Cathay Financial Holding Company Ltd.(b)	$2,067,684
115,492	Prudential plc	1,946,911
		5,818,613
	INTERNET MEDIA & SERVICES - 7.5%
14,905	Kakao Corporation(a)	1,076,587
5,625	NAVER Corporation(b)	1,485,754
103,000	Tencent Holdings Ltd.(b)	6,454,280
16,500	Yandex N.V., Class A(a)	792,990
		9,809,611
	LEISURE FACILITIES & SERVICES - 3.2%
155,340	Jollibee Foods Corporation	728,407
1,179,387	Lemon Tree Hotels Ltd.(a)	827,804
982,500	Minor International PCL - ADR(a)	909,840
115,587	OPAP S.A.	1,717,033
		4,183,084
	MACHINERY - 0.8%
339,990	Sany Heavy Industry Company Ltd., Class A	1,086,464

	OIL & GAS PRODUCERS - 3.5%
376,189	Gazprom PJSC	1,627,400
523,400	PTT Exploration & Production PCL	2,058,021
815,700	PTT PCL - ADR	964,800
		4,650,221
	REAL ESTATE OWNERS & DEVELOPERS - 2.0%
41,260	Ayala Corporation	702,457
44,891	Godrej Properties Ltd.(a)	1,039,211
230,490	Vinhomes JSC(b)	815,741
		2,557,409
	REAL ESTATE SERVICES - 0.8%
300,000	ESR Cayman Ltd.(a)	1,017,221

	RENEWABLE ENERGY - 2.9%
27,300	Contemporary Amperex Technology Company Ltd.	2,638,636

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	RENEWABLE ENERGY - 2.9% (Continued)
97,315	LONGi Green Energy Technology Company Ltd., Class A	$1,091,653
		3,730,289
	RETAIL - CONSUMER STAPLES - 0.9%
212,700	Atacadao S.A.	668,531
8,512	Magnit PJSC	555,948
		1,224,479
	RETAIL - DISCRETIONARY - 0.8%
13,449	CCC S.A.(a)	254,575
1,940,400	Home Product Center PCL	829,617
		1,084,192
	SEMICONDUCTORS - 13.1%
11,000	ASPEED Technology, Inc.	1,236,687
61,000	MediaTek, Inc.	2,424,004
18,690	SK Hynix, Inc.(b)	1,934,513
457,000	Taiwan Semiconductor Manufacturing Company Ltd.	10,571,692
7,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	858,410
		17,025,306
	SOFTWARE - 0.6%
80,000	Glodon Company Ltd.	779,698

	SPECIALTY FINANCE - 3.0%
115,700	Housing Development Finance Corp Ltd.	3,950,541

	TECHNOLOGY HARDWARE - 9.6%
174,000	Accton Technology Corporation	1,681,045
305,000	Flat Glass Group Company Ltd.	1,224,477
106,893	Samsung Electronics Company Ltd.(b)	6,648,482
21,990	Samsung Electronics Company Ltd. - Pref(b)	1,236,847
217,000	Unimicron Technology Corporation	1,627,554
		12,418,405
	TECHNOLOGY SERVICES - 4.4%
157,200	Infosys Ltd.	3,701,150
235,680	Shanghai Baosight Software Company Ltd.	2,017,482
		5,718,632

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	TELECOMMUNICATIONS - 1.8%
150,497	Bharti Airtel Ltd.(a)	$1,479,205
8,506	Bharti Airtel Ltd.- PP (a)	43,545
78,400	Vnet Group, Inc. - ADR(a),(b)	777,728
		2,300,478
	TRANSPORTATION & LOGISTICS - 2.3%
185,376	Spring Airlines Company Ltd.(a)	1,670,683
22,404	Wizz Air Holdings plc(a)	1,228,130
		2,898,813
	WHOLESALE - CONSUMER STAPLES - 0.8%
455,283	Devyani International Ltd.(a)	1,035,828

	TOTAL COMMON STOCKS (Cost $114,159,928)	126,987,514

		Maturity Date
	WARRANT — 0.0%
	LEISURE FACILITIES & SERVICES - 0.0%
42,772	Minor International PCL (Thailand)	5/8/2023	$5,681
42,772	Minor International PCL (Thailand)	7/31/2023	5,681
38,762	Minor International PCL (Thailand)	2/16/2024	3,878
	TOTAL WARRANT (Cost $5,303)		17,190

	COLLATERAL FOR SECURITIES LOANED— 0.5%
679,140	Mount Vernon Prime Portfolio, 0.11% (Cost $679,140)(c),(d)		679,140

	TOTAL INVESTMENTS - 99.3% (Cost $115,706,069)		$129,058,268
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%		852,592
	NET ASSETS - 100.0%		$129,910,860

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $769,951 at January 31, 2022.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(d)

The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 105%.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7%
	ADVERTISING & MARKETING - 0.3%
30,600	Hakuhodo DY Holdings, Inc.	$468,710

	APPAREL & TEXTILE PRODUCTS - 1.5%
2,775	adidas A.G.	761,607
3,174	Cie Financiere Richemont S.A. - ADR	45,991
11,041	Cie Financiere Richemont S.A.	1,604,631
182	Swatch Group A.G. (The)	53,093
10,100	Swatch Group A.G. (The) - ADR	147,006
		2,612,328
	ASSET MANAGEMENT - 1.9%
37,168	Industrivarden A.B., C Shares	1,154,483
47,569	Investor A.B.	1,082,182
183	Partners Group Holding A.G.	255,138
1,533	Sofina S.A.	610,440
11,399	UBS Group A.G.	211,446
		3,313,689
	AUTOMOTIVE - 4.8%
14,073	Continental A.G. (a)	1,364,556
2,100	Ferrari N.V.	485,016
27,484	Ford Otomotiv Sanayi A/S	512,603
6,461	Hyundai Motor Company	476,220
58,500	Mitsubishi Motors Corporation(a)	167,025
77,900	Nissan Motor Company Ltd.(a)	412,282
1,305	Porsche Automobil Holding S.E.	122,228
118,322	Porsche Automobil Holding S.E. - ADR	1,096,845
15,100	Renault S.A.(a)	600,188
4,721	Stellantis N.V.	91,175
60,512	Stellantis N.V.	1,168,570
5,562	Volkswagen A.G.	1,158,560
35,700	Yamaha Motor Company Ltd.	850,121
		8,505,389
	BANKING - 8.3%
1,055,223	Akbank T.A.S.	635,564
18,719	Bank AlBilad(a)	278,237

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	BANKING - 8.3% (Continued)
43,009	Bank Leumi Le-Israel BM	$461,271
47,790	Bank of China Ltd. - ADR	464,041
1,815,000	Bank of Communications Company Ltd.	1,357,690
124,000	Bank of Communications Company Ltd., H Shares	83,173
750,500	Bank of Jiangsu Company Ltd.	781,544
31,712	BNK Financial Group, Inc.(a)	213,878
57,900	Chiba Bank Ltd. (The)	374,295
272,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	99,696
19,395	Danske Bank A/S	376,490
181,595	Gulf Bank KSCP	178,382
10,225	Hana Financial Group, Inc.	385,252
12,614	Industrial & Commercial Bank of China Ltd. - ADR	153,260
12,641	KB Financial Group, Inc.	626,469
449,900	Mebuki Financial Group, Inc.	1,003,599
218,800	Mitsubishi UFJ Financial Group, Inc.	1,326,174
12,417	Nordea Bank Abp	147,488
74,724	Quinenco S.A.	194,106
775,890	Sberbank of Russia PJSC	2,677,163
142,450	Sberbank of Russia PJSC - Pref	468,689
36,156	Skandinaviska Enskilda Banken A.B.	467,392
35,636	Sumitomo Mitsui Financial Group, Inc. - ADR	256,223
6,900	Sumitomo Mitsui Trust Holdings, Inc.	238,604
361,019	Turkiye Garanti Bankasi A/S	323,505
1,915,580,000	VTB Bank PJSC	1,083,778
		14,655,963
	BEVERAGES - 0.9%
4,475	Carlsberg A/S - Series B	724,658
21,361	Cia Cervecerias Unidas S.A.	177,269
1,635	Coca-Cola HBC A.G.	54,158
2,961	Diageo plc - ADR	603,896
		1,559,981
	BIOTECH & PHARMA - 4.5%
5,530	Bayer A.G.	336,012
56,246	GlaxoSmithKline plc - ADR(d)	2,520,946

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	BIOTECH & PHARMA - 4.5% (Continued)
10,448	Novartis A.G. - ADR(d)	$908,036
6,834	Novartis A.G.	593,803
9,491	Novo Nordisk A/S - ADR	947,866
8,202	Novo Nordisk A/S, Class B	815,859
4,784	Roche Holding A.G.	1,851,406
		7,973,928
	CHEMICALS - 5.5%
15,084	Brenntag S.E.	1,292,509
22,437	Clariant A.G.	475,554
20,889	Covestro A.G.	1,253,356
2,300	Daicel Corporation	16,965
261,795	Fangda Carbon New Material Company Ltd.	401,185
8,100	Kaneka Corporation	263,850
475	KCC Corporation	153,874
1,673	Kumho Petrochemical Company Ltd.(a)	114,572
21,400	Mitsubishi Chemical Holdings Corporation	167,861
8,400	Mitsui Chemicals, Inc.	224,649
145,276	National Industrialization Company (a)	886,554
3,200	Nitto Denko Corporation	249,144
10,128	PhosAgro PJSC	716,552
14,171	Sasol Ltd. (a)	319,058
26,739	Saudi Arabian Fertilizer Company	1,212,250
35,565	Saudi Industrial Investment Group	325,219
6,800	Shin-Etsu Chemical Company Ltd.	1,137,674
15,771	Sinopec Shanghai Petrochemical Company Ltd. - ADR	360,683
9,200	Sumitomo Chemical Company Ltd.	46,395
1,096	Yara International ASA	56,271
900	Yara International ASA – ADR (d)	23,139
		9,697,314
	COMMERCIAL SUPPORT SERVICES - 1.7%
12,310	Adecco Group A.G.	586,365
28,900	Persol Holdings Company Ltd.	746,058
12,994	Randstad N.V.	845,417
289	SGS S.A.	824,104

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.7% (Continued)
2,400	SGS S.A. - ADR	$68,208
		3,070,152
	CONSTRUCTION MATERIALS - 0.4%
1,100	AGC, Inc.	50,484
10,910	James Hardie Industries plc - ADR(d)	363,521
4,900	James Hardie Industries plc - ADR	164,879
8,762	Titan Cement International S.A.	137,103
		715,987
	DIVERSIFIED INDUSTRIALS - 0.8%
2,940	Doosan Company Ltd.(a)	181,874
16,100	Hitachi Ltd.	836,792
5,700	Omron Corporation	416,713
		1,435,379
	ELECTRIC UTILITIES - 0.8%
5,943	CEZ A/S	220,491
682,000	Huadian Power International Corp Ltd.	249,302
1,218,000	Huaneng Power International, Inc.	641,169
52,622	Origin Energy Ltd.	210,526
24,000	Tenaga Nasional Bhd	52,635
		1,374,123
	ELECTRICAL EQUIPMENT - 3.4%
32,548	ABB Ltd. - ADR(d)	1,131,694
76,728	ABB Ltd.	2,660,298
5,715	Assa Abloy A.B., Class B	156,492
4,100	Daikin Industries Ltd.	860,749
58,205	Hexagon A.B.	785,088
261	Schindler Holding A.G.	65,507
1,566	Schindler Holding A.G.	392,867
		6,052,695
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
8,478	UPM-Kymmene OYJ	309,034

	HEALTH CARE FACILITIES & SERVICES - 0.1%
2,747	Fresenius Medical Care A.G. & Company KGaA - ADR(d)	92,931

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	HOME & OFFICE PRODUCTS - 0.0%(b)
1	Arcelik A/S	$4

	HOME CONSTRUCTION - 0.5%
651	Geberit A.G.	442,309
8,700	TOTO Ltd.	374,443
		816,752
	HOUSEHOLD PRODUCTS - 0.4%
35	AMOREPACIFIC Group(a)	1,204
15,370	Unilever plc - ADR	789,864
		791,068
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
302,016	China Development Financial Holding Corporation	201,560
275,589	China Development Financial Holding Corporation - Pref(a)	93,380
62,600	Daiwa Securities Group, Inc.	377,199
268,400	Haitong Securities Company Ltd.	241,539
110,420	Mirae Asset Daewoo Company Ltd.	404,052
13,776	NH Investment & Securities Company Ltd.(a)	122,696
329,400	Nomura Holdings, Inc.	1,455,102
		2,895,528
	INSURANCE - 5.9%
133,613	Aegon N.V.	753,875
19,301	Allianz S.E. - ADR	494,781
46,317	China Life Insurance Company Ltd. - ADR	413,611
5,700	COFCO Capital Holdings Company Ltd.	7,187
6,500	Dai-ichi Life Holdings, Inc.	146,308
7,097	Hyundai Marine & Fire Insurance Company Ltd.(a)	150,993
74,000	Japan Post Holdings Company Ltd.	631,613
50,800	MS&AD Insurance Group Holdings, Inc.	1,742,371
21,204	NN Group N.V.	1,186,774
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	731,639
3,712	Samsung Fire & Marine Insurance Company Ltd.	620,451
3,206	Samsung Fire & Marine Insurance Company Ltd. - Pref	416,526
36,900	Sompo Holdings, Inc.	1,726,634
3,500	T&D Holdings, Inc.	51,723

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	INSURANCE - 5.9% (Continued)
2,542	Talanx A.G.	$121,679
2,354	Zurich Insurance Group A.G.	1,125,938
		10,322,103
	MACHINERY - 2.3%
35,259	CNH Industrial N.V.	537,491
7,034	GEA Group A.G.	332,365
4,000	Keyence Corporation	2,051,638
153	Rational A.G.	128,279
780	Techtronic Industries Company Ltd. - ADR	64,155
7,000	Techtronic Industries Company Ltd.	115,502
460,500	Tian Di Science & Technology Company Ltd.	277,554
29,300	Yokogawa Electric Corporation	480,082
		3,987,066
	MEDICAL EQUIPMENT & DEVICES - 0.8%
2,800	Hoya Corporation	363,062
21,900	Olympus Corporation	490,044
6,700	Shimadzu Corporation	241,741
13,130	Smith & Nephew plc	223,326
		1,318,173
	METALS & MINING – 7.9%
16,642	Anglo American plc - ADR	367,455
33,742	Anglo American plc	1,487,694
36,022	BHP Group Ltd.(a)	1,137,149
46,241	BHP Group Ltd. – ADR (d)	2,940,928
33,921	BHP Group Ltd.	1,087,656
230,400	China Shenhua Energy Company Ltd.	822,822
21,500	China Shenhua Energy Company Ltd., H Shares	52,883
11,094	Fortescue Metals Group Ltd.	155,753
3,785	MMC Norilsk Nickel PJSC	1,062,875
8,838	Norsk Hydro ASA	67,915
39,026	Northam Platinum Holdings Ltd.(a)	516,554
9,035	Rio Tinto Ltd.	718,195
4,296	Rio Tinto plc	302,838
16,608	Rio Tinto plc - ADR(d)	1,185,811

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	METALS & MINING – 7.9% (Continued)
64,600	Vale S.A.	$986,622
65,014	Vale S.A. - ADR	986,913
		13,956,212
	OIL & GAS PRODUCERS - 14.4%
25,562	BP plc - ADR(d)	790,377
743,000	China Petroleum & Chemical Corporation	494,683
1,550,000	China Petroleum & Chemical Corporation, H Shares	811,573
13,223	Enbridge, Inc.	559,020
17,700	ENEOS Holdings, Inc.	70,491
32,540	Eni SpA - ADR	974,898
13,665	Eni SpA	205,291
4,099	Equinor ASA	112,988
87,530	Gazprom PJSC - ADR	757,135
247,390	Gazprom PJSC	1,070,213
1,287,540	Guanghui Energy Company Ltd.(a)	1,188,076
58,300	Idemitsu Kosan Company Ltd.	1,493,703
37,200	Inpex Corporation	376,064
50,467	KOC Holding A/S	123,349
24,250	LUKOIL PJSC	2,155,575
1,320	Lundin Energy A.B.	53,683
97,528	MOL Hungarian Oil & Gas plc	850,375
22,511	Motor Oil Hellas Corinth Refineries S.A.	360,547
9,000	OMV A.G.	550,911
10,881	PetroChina Company Ltd. - ADR(d)	538,501
2,085,400	PetroChina Company Ltd.	1,660,218
96,000	PetroChina Company Ltd., H Shares	47,606
291,100	Petroleo Brasileiro S.A.	1,943,370
452,000	Petroleo Brasileiro S.A. - Pref	2,755,360
281,953	Polskie Gornictwo Naftowe i Gazownictwo S.A.	368,205
13,600	PTT Exploration & Production PCL	53,476
9,462	Repsol S.A.	120,255
117,940	Rosneft Oil Company PJSC	880,651
48,621	Shell plc - ADR(a)	2,499,119
6,830	Tatneft PJSC	44,024

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	OIL & GAS PRODUCERS - 14.4% (Continued)
12,727	TC Energy Corporation	$657,350
14,784	TotalEnergies S.E.	840,837
		25,407,924
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
1,256,700	CNOOC Energy Technology & Services Ltd.	533,789
2,292,000	Sinopec Oilfield Service Corporation(a)	201,565
		735,354
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
37,000	Hang Lung Group Ltd.	82,345

	RETAIL - CONSUMER STAPLES - 0.4%
66,193	Cencosud S.A.	121,925
77,648	CK Hutchison Holdings Ltd. - ADR	553,630
462	George Weston Ltd.	50,381
1,379	Kesko OYJ	39,659
		765,595
	RETAIL - DISCRETIONARY - 0.6%
16,800	Jardine Matheson Holdings Ltd.	988,512
662	Pandora A/S	71,987
		1,060,499
	SEMICONDUCTORS - 9.3%
6,700	Advantest Corporation	570,240
307	ASM International N.V.	105,493
6,647	ASML Holding N.V.	4,502,558
1,400	ASML Holding N.V. - ADR	948,080
3,800	Lasertec Corporation	852,460
14,214	SK Hynix, Inc.	1,471,224
20,531	STMicroelectronics N.V. – ADR (d)	963,725
55,000	Taiwan Semiconductor Manufacturing Company Ltd.	1,272,304
32,895	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,033,913
2,500	Tokyo Electron Ltd.	1,222,801
4,100	Tokyo Electron Ltd. - ADR	499,503
		16,442,301

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	SOFTWARE - 1.8%
796	Atlassian Corp plc, Class A(a)	$258,175
6,223	Check Point Software Technologies Ltd.(a)	753,046
100	Constellation Software, Inc.	172,232
3,750	Nemetschek S.E.	346,665
325	SAP S.E.	40,780
6,443	SAP S.E. - ADR(d)	806,728
3,691	Temenos A.G.	442,421
10,300	TIS, Inc.	270,890
		3,090,937
	SPECIALTY FINANCE - 1.3%
678,400	Bohai Leasing Company Ltd.(a)	286,676
58,900	ORIX Corporation	1,214,906
2,688	ORIX Corporation - ADR	278,719
20,481	Samsung Card Company Ltd.	527,277
		2,307,578
	STEEL - 1.7%
398,000	Angang Steel Company Ltd.	174,646
27,897	BlueScope Steel Ltd.	365,571
72,608	Eregli Demir ve Celik Fabrikalari TAS	149,769
100	Hitachi Metals Ltd.(a)	1,803
8,272	Hyundai Steel Company	273,202
81,300	JFE Holdings, Inc.	1,044,423
268,000	Maanshan Iron & Steel Company Ltd.	105,136
19,000	Mitsui & Company Ltd.	473,760
4,700	Nippon Steel Corporation	76,817
383	POSCO	85,672
6,208	Ternium S.A. - ADR	250,058
		3,000,857
	TECHNOLOGY HARDWARE - 7.1%
10,100	Brother Industries Ltd.	185,997
19,241	Canon, Inc. – ADR (d)	456,397
12,000	Canon, Inc.	283,801
103,000	Chicony Electronics Company Ltd.	330,646
1,005	FUJIFILM Holdings Corporation - ADR	67,104

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TECHNOLOGY HARDWARE - 7.1% (Continued)
8,000	FUJIFILM Holdings Corporation	$536,274
2,200	Kyocera Corporation	135,673
8,191	LG Electronics, Inc.	421,604
37,500	MINEBEA MITSUMI, Inc.	917,623
66,300	Nikon Corporation	691,953
20,218	Nokia OYJ(a)	120,588
113,676	Nokia OYJ - ADR(a)	670,688
8,400	Ricoh Company Ltd.	70,931
395	Samsung Electronics Company Ltd. - ADR	609,880
78,420	Samsung Electronics Company Ltd.	4,877,532
19,632	Samsung Electronics Company Ltd. - Pref	1,104,220
22	Samsung Electronics Company Ltd. 144A - ADR(c)	30,800
87,010	Telefonaktiebolaget LM Ericsson, B Shares	1,086,437
		12,598,148
	TECHNOLOGY SERVICES - 3.0%
30,600	Adyen N.V. - ADR(a)	621,792
8,665	CGI, Inc.(a)	739,731
7,000	Fujitsu Ltd.	925,365
11,600	Nomura Research Institute Ltd.	406,058
35,100	NTT Data Corporation	672,875
13,825	RELX plc - ADR(d)	423,460
6,978	Thomson Reuters Corporation	749,158
5,551	Wolters Kluwer N.V.	565,046
2,435	Wolters Kluwer N.V. - ADR	248,053
		5,351,538
	TELECOMMUNICATIONS - 0.7%
29,600	Nippon Telegraph & Telephone Corporation	847,063
699,290	Turk Telekomunikasyon A/S	504,417
		1,351,480
	TOBACCO & CANNABIS - 1.2%
46,310	British American Tobacco plc – ADR (d)	1,989,941
20,760	Swedish Match A.B.	160,629
		2,150,570

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TRANSPORTATION & LOGISTICS - 1.3%
4,173	AP Moller - Maersk A/S - ADR	$75,197
34	AP Moller - Maersk A/S - Series B	122,136
211	AP Moller - Maersk A/S - Series A	706,921
142,000	COSCO SHIPPING Ports Ltd.	113,119
3,536	Deutsche Post A.G.	212,826
3,268	DSV A/S	664,011
39,000	Evergreen Marine Corp Taiwan Ltd.	165,544
1,000	Nippon Yusen KK	78,391
2,100	SG Holdings Company Ltd.	44,578
1	Turk Hava Yollari AO(a)	2
11,000	Yang Ming Marine Transport Corporation(a)	40,762
		2,223,487
	TRANSPORTATION EQUIPMENT - 0.2%
37,800	Hino Motors Ltd.	328,564
7,051	Iveco Group N.V.(a)	75,026
		403,590
	WHOLESALE - CONSUMER STAPLES - 0.2%
29,500	Marubeni Corporation	303,545

	WHOLESALE - DISCRETIONARY - 0.5%
21,700	Toyota Tsusho Corporation	879,988

	TOTAL COMMON STOCKS (Cost $153,731,737)	174,080,246

	EXCHANGE-TRADED FUNDS — 1.1%
	EQUITY - 1.1%
26,769	Global X MSCI Argentina ETF	829,304
11,300	iShares MSCI EAFE ETF, EQUITY (d)	856,766
4,205	iShares MSCI Eurozone ETF	199,233
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,727,149)	1,885,303

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED - 7.7%
13,640,088	Mount Vernon Prime Portfolio, 0.11% (Cost $13,640,088) (e) (f)	$13,640,088

	TOTAL INVESTMENTS – 107.5% (Cost $169,098,974)	189,605,637
	OTHER ASSETS IN EXCESS OF LIABILITIES- (7.5)%	(13,302,255)
	NET ASSETS - 100.0%	$176,303,382

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

S/A	- Société Anonyme

TAS	- Turkish Accounting Standards

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31,2022, the total market value of 144A securities is 30,800 or 0.0% of net assets.

(d)	All or a portion of these securities are on loan. Total loaned securities held had a value of $13,412,734.

(e)	The rate disclosed is the seven-day effective yield as of January 31,2022.

(f)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% (105% for non-US Shares) of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 105%.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 38.2%
	COMMODITY - 10.8%
82,662	iShares GSCI Commodity Dynamic					$2,765,871

	EQUITY - 27.4%
12,945	iShares Currency Hedged MSCI Germany ETF(a)					417,935
9,910	iShares MSCI Emerging Markets ETF, EQUITY					484,004
13,580	SPDR S&P 500 ETF Trust(a)					6,109,777
						7,011,716

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,144,426)					9,777,587

Principal Amount ($)				Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 46.6%
	U.S. TREASURY BILLS — 46.6%
11,538,000	United States Treasury Bill			0.0271	03/17/22	11,537,609
397,000	United States Treasury Bill(b)			0.2551	05/19/22	396,696
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $11,934,227)					11,934,305

Shares
	SHORT-TERM INVESTMENTS — 7.0%
	MONEY MARKET FUNDS – 7.0%
1,791,462	Morgan Stanley Institutional Liquidity Funds -, Institutional Class, 0.03% (Cost $1,791,462)(c)					1,791,462

	COLLATERAL FOR SECURITIES LOANED - 25.2%
6,452,969	Mount Vernon Prime Portfolio, 0.11% (Cost $6,452,969)(c),(d)					6,452,969

Contracts(e)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 3.4%
	CALL OPTIONS PURCHASED - 3.4%
58	S&P 500 E-Mini, Expiring March 2022	GS	02/18/2022	$4,700	$13,630,000	35,525
65	US 10 Year Future, Expiring March 2022	GS	02/18/2022	115	7,475,000	842,972
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $934,719)					878,497

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

TOTAL INVESTMENTS - 120.4% (Cost $27,257,803)	$30,834,820
PUT OPTIONS WRITTEN - 0.0% (Proceeds - $34,179)	(17,475)
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.4)%	(5,213,671)
NET ASSETS - 100.0%	$25,603,674

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.0%
	PUT OPTIONS WRITTEN - 0.0%
6	S&P 500 E-Mini, Expiring March 2022	GS	02/25/2022	$4,180	$1,254,000	$8,250
6	S&P 500 E-Mini, Expiring March 2022	GS	02/25/2022	4,210	1,263,000	9,225
	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $34,179)					17,475

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Unrealized Appreciation (Depreciation)
2	CBOT 10 Year US Treasury Note	03/22/2022	$255,938	$(1,125)
15	CME E-mini Russell 2000 Index Futures	03/18/2022	1,518,300	(109,279)
17	CME E-Mini Standard & Poor’s 500 Index Future	03/18/2022	3,828,613	(90,582)
1	Eurex DAX Index Future	03/18/2022	432,697	(4,047)
2	Euronext Amsterdam Index Future	02/18/2022	338,881	(6,560)
12	Euronext CAC 40 Index Future	02/18/2022	943,348	(20,865)
2	FTSE 100 Index Future	03/18/2022	198,972	(459)
3	Montreal Exchange 10 Year Canadian Bond Future	03/22/2022	328,283	2,400
3	Montreal Exchange S&P/TSX 60 Index Future	03/17/2022	602,709	4,890
24	SFE 10 Year Australian Bond Future	03/15/2022	2,324,608	(18,602)
1	SFE S&P ASX Share Price Index 200 Future	03/17/2022	121,377	(3,980)
13	TSE TOPIX (Tokyo Price Index) Future	03/10/2022	2,144,583	(72,071)
	TOTAL FUTURES CONTRACTS			$(320,280)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Unrealized Appreciation
6	Eurex Swiss Market New Index Future	03/18/2022	$786,705	$9,947
8	Long Gilt Future	03/29/2022	1,312,333	40,380
	TOTAL FUTURES CONTRACTS			$50,327

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

GS	Goldman Sachs

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,432,786 at January 31, 2022.

(b)	All of this security is segregated as collateral for futures contracts.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(d)

The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares					Fair Value
	COMMON STOCKS — 0.0%(a)
	TELECOMMUNICATIONS - 0.0%(a)
10,000	NII Holdings, Inc. 144A(b),(c),(k)				$5,700

	TOTAL COMMON STOCKS (Cost $57,730)				5,700

	PREFERRED STOCKS — 3.3%
	REAL ESTATE INVESTMENT TRUSTS - 1.4%
138,000	Inpoint Commercial Real Estate Income, Inc.				3,369,960

	REAL ESTATE SERVICES - 0.9%
2,000	UIRC-GSA International, LLC 144A©,(k)				2,040,000

	SPECIALTY FINANCE - 1.0%
97,485	TPG RE Finance Trust, Inc.				2,321,118

	TOTAL PREFERRED STOCKS (Cost $7,887,125)				7,731,078

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 40.8%
	ASSET MANAGEMENT — 3.1%
1,255,000	Blackstone Secured Lending Fund(d)		3.6250	01/15/26	1,286,832
2,265,000	FS KKR Capital Corporation		1.6500	10/12/24	2,199,865
1,040,000	Main Street Capital Corporation(d)		4.5000	12/01/22	1,065,481
2,780,000	PennantPark Investment Corporation		4.0000	11/01/26	2,747,649
					7,299,827
	AUTOMOTIVE — 0.9%
2,065,000	Hyundai Capital America©		1.0000	09/17/24	2,009,132

	BANKING — 4.1%
2,005,000	JPMorgan Chase & Company(e)	ICE LIBOR USD 3 Month + 0.550%	0.6800	02/01/27	1,938,651
3,505,000	KeyCorp Capital II(d)		6.8750	03/17/29	4,155,922
1,645,000	SVB Financial Group(d),(f)	H15T10Y + 3.064%	4.7000	02/15/70	1,639,160

1

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 40.8% (Continued)
	BANKING — 4.1% (Continued)
1,000,000	Wells Fargo & Company(e),(f)	US0003M + 0.500%	0.7410	01/15/27	$978,440
795,000	Wells Fargo & Company		5.9500	12/01/86	1,030,716
					9,742,889
	BIOTECH & PHARMA — 1.1%
1,350,000	AstraZeneca plc		6.4500	09/15/37	1,902,050
575,000	Takeda Pharmaceutical Company Ltd.		5.0000	11/26/28	656,840
					2,558,890
	CONSUMER SERVICES — 1.9%
2,300,000	Grand Canyon University		4.1250	10/01/24	2,334,049
2,300,000	Grand Canyon University(d)		5.1250	10/01/28	2,336,115
					4,670,164
	CONTAINERS & PACKAGING — 0.4%
900,000	LABL, Inc.(c),(d)		5.8750	11/01/28	893,250

	ELECTRIC UTILITIES — 4.3%
4,400,000	Alfa Desarrollo SpA(c)		4.5500	09/27/51	4,036,605
3,310,000	American Electric Power Company, Inc.		2.0310	03/15/24	3,317,109
2,785,000	Pacific Gas and Electric Company(d)		1.7000	11/15/23	2,763,912
					10,117,626
	ENTERTAINMENT CONTENT — 0.3%
695,000	ViacomCBS, Inc.(d),(f)	US0003M + 3.895%	5.8750	02/28/57	690,924

	FOOD — 1.7%
2,875,000	Del Monte Foods, Inc.(c)		11.8750	05/15/25	3,180,167
700,000	Kraft Heinz Foods Company		5.0000	06/04/42	799,676
					3,979,843
	INDUSTRIAL SUPPORT SERVICES — 1.2%
3,000,000	Resideo Funding, Inc.(c)		4.0000	09/01/29	2,832,060

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
1,150,000	Goldman Sachs Capital I(d)		6.3450	02/15/34	1,503,406
2,050,000	Goldman Sachs Group, Inc. (The)(d),(e)	SOFRRATE + 0.490%	0.5370	10/21/24	2,044,688
					3,548,094

2

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 40.8% (Continued)
	INSURANCE — 2.6%
2,155,000	Mutual of Omaha Insurance Company©,(f)	US0003M + 2.640%	4.2970	07/15/54	$2,203,087
1,980,000	Ohio National Financial Services, Inc.©		5.5500	01/24/30	2,178,736
1,000,000	Pacific Life Insurance Company©		9.2500	06/15/39	1,670,274
					6,052,097
	LEISURE FACILITIES & SERVICES — 0.9%
2,050,000	Mohegan Gaming & Entertainment©,(d)		8.0000	02/01/26	2,092,333

	METALS & MINING — 0.5%
1,110,000	Freeport-McMoRan, Inc.		4.1250	03/01/28	1,136,768

	OIL & GAS PRODUCERS — 7.9%
1,845,000	Comstock Resources, Inc.©,(d)		5.8750	01/15/30	1,836,698
2,100,000	EIG Pearl Holdings Sarl©		3.5450	08/31/36	2,098,026
2,100,000	EIG Pearl Holdings Sarl©		4.3870	11/30/46	2,095,561
2,525,000	Energean Israel Finance Ltd.		5.8750	03/30/31	2,458,781
1,370,000	Energean plc©		6.5000	04/30/27	1,334,038
1,700,000	New Fortress Energy, Inc.©,(d)		6.5000	09/30/26	1,592,518
1,045,000	Northern Oil and Gas, Inc.©,(d)		8.1250	03/01/28	1,091,043
845,000	Rockcliff Energy II, LLC©		5.5000	10/15/29	851,185
2,230,000	Saudi Arabian Oil Company©		1.2500	11/24/23	2,216,063
3,025,000	Tullow Oil plc©		10.2500	05/15/26	3,060,724
					18,634,637
	SPECIALTY FINANCE — 5.7%
3,475,000	AerCap Ireland Capital DAC / AerCap Global(d)		1.1500	10/29/23	3,433,157
1,440,000	Finance of America Funding, LLC B©,(d)		7.8750	11/15/25	1,411,366
424,000	GE Capital International Funding Company Unlimited		4.4180	11/15/35	482,773
1,600,000	LFS Topco, LLC©		5.8750	10/15/26	1,632,720
3,300,000	PRA Group, Inc.©,(d)		5.0000	10/01/29	3,262,925
3,500,000	World Acceptance Corporation B©		7.0000	11/01/26	3,365,074
					13,588,015
	TELECOMMUNICATIONS — 1.4%
2,250,000	HC2 Holdings, Inc.©		8.5000	02/01/26	2,264,444

3

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 40.8% (Continued)
	TELECOMMUNICATIONS — 1.4% (Continued)
930,000	Sprint Spectrum Company, LLC / Sprint Spectrum(c)		5.1520	03/20/28	$1,014,956
					3,279,400
	TRANSPORTATION & LOGISTICS — 1.3%
3,050,000	Aeropuerto Internacional de Tocumen S.A.(c)		5.1250	08/11/61	3,002,710

	TOTAL CORPORATE BONDS (Cost $96,679,184)				96,128,659

	TERM LOANS — 1.5%
	LEISURE FACILITIES & SERVICES — 1.5%
1,588,125	Enterprise Development Authority (The)(e)	US0001M + 4.920%	5.0000	02/19/28	1,592,095
2,000,000	Lucky Bucks, LLC(e)	US0001M + 6.170%	6.2500	07/20/27	1,992,500
	TOTAL TERM LOANS (Cost $3,530,433)				3,584,595

	U.S. GOVERNMENT & AGENCIES — 38.5%
	U.S. TREASURY BILLS — 38.5%
26,970,000	United States Treasury Bill(g)		0.0375	02/03/22	26,969,957
23,200,000	United States Treasury Bill(g)		0.0375	03/03/22	23,199,420
23,390,000	United States Treasury Bill(g)		0.1675	04/21/22	23,381,659
3,140,000	United States Treasury Note		1.5000	01/31/27	3,122,828
3,220,000	United States Treasury Note		1.7500	01/31/29	3,221,761
3,624,000	United States Treasury Note		1.3750	11/15/31	3,492,913
4,205,000	United States Treasury Note		1.7500	08/15/41	3,923,791
3,560,000	United States Treasury Note(d)		2.0000	08/15/51	3,482,403
					90,794,732
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $91,216,464)				90,794,732

Shares
	SHORT-TERM INVESTMENTS — 8.4%
	MONEY MARKET FUNDS – 8.4%
19,748,287	First American Government Obligations Fund, Class X, 0.03% (Cost - $19,748,287)(h)				19,748,287

4

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 6.7%
15,811,159	Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (Cost - $15,811,159)(h),(j)	$15,811,159

	TOTAL INVESTMENTS - 99.2% (Cost $234,930,382)	$233,804,210
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	1,791,242
	NET ASSETS - 100.0%	$235,595,452

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Unrealized Appreciation
(116)	CBOT 10 Year US Treasury Note	03/22/2022	$14,844,404	$173,065
(51)	CBOT 5 Year US Treasury Note	03/31/2022	6,079,353	72,911
(33)	CBOT US Long Bond Future	03/22/2022	5,135,625	118,336
(46)	CME Ultra Long Term US Treasury Bond Future	03/22/2022	8,691,148	277,774
(51)	Ultra 10-Year US Treasury Note Futures	03/22/2022	7,284,228	94,020
	TOTAL FUTURES CONTRACTS			$736,106

CREDIT DEFAULT SWAP AGREEMENTS
Description	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation/ (Depreciation)
BATH & BODY WORKS, INC.	JP Morgan	1.00%	12/20/2026	$5,000,000	289,555	143,170	$146,385
CDX.NA.HY.36	HSBC Securities	5.00%	6/20/2026	14,000,000	(956,803)	(1,266,877)	310,074
CDX.NA.HY.37	HSBC Securities	5.00%	12/20/2026	7,000,000	(477,631)	(478,030)	399
COX COMMUNICATIONS, INC.	Barclays	1.00%	12/20/2026	5,000,000	(100,010)	(138,011)	38,001
D.R. HORTON, INC.	US Bank	1.00%	3/20/2025	3,000,000	(60,604)	(63,630)	3,026
ELECTRICITE DE FRANCE SA	Barclays	1.00%	12/20/2026	5,000,000	(81,255)	(108,345)	27,090
FISERV	Barclays	1.00%	12/20/2025	5,000,000	(121,669)	(169,458)	47,789
GAP, INC.(l)	JP Morgan	1.00%	12/20/2026	(5,000,000)	(387,151)	(275,463)	(111,688)
JOHNSON & JOHNSON(l)	Barclays	1.00%	12/20/2025	(5,000,000)	152,413	169,458	(17,045)
MARKIT CDX.NA.IG.37	Credit Suisse	1.00%	12/20/2026	41,000,000	(390,721)	(937,350)	546,629
UNITED RENTALS	JP Morgan	1.00%	6/20/2022	3,000,000	(54,150)	(52,816)	(1,334)
VERIZON COMMUNICATIONS(l)	Barclays	1.00%	7/20/2022	(3,000,000)	8,631	5,671	2,960
VIACOM, INC.(l)	Barclays	1.00%	12/20/2026	(5,000,000)	42,627	68,652	(26,025)
KRAFT HEINZ FOOD	JPMorgan	1.00%	6/20/2023	2,000,000	(32,839)	(31,954)	(885)
KRAFT HEINZ FOOD(I)	Goldman Sachs	1.00%	6/20/2023	(2,000,000)	34,676	14,987	19,689
NEWELL BRANDS	Goldman Sachs	1.00%	6/20/2023	2,000,000	34,057	22,030	12,027
NEWELL BRANDS(I)	JPMorgan	1.00%	6/20/2023	(2,000,000)	(32,614)	(32,614)	(3,280)
TOTAL							$993,812

5

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

SA	- Société Anonyme

H15T10Y	- US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

SOFRRATE	- United States SOFR Secured Overnight Financing Rate

US0001M	- ICE LIBOR USD 1 Month

US0003M	- ICE LIBOR USD 3 Month

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022 the total market value of 144A securities is 55,271,395 or 23.5% of net assets.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $15,507,880 at January 31, 2022.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	Variable rate security; the rate shown represents the rate on January 31, 2022.

(g)	Zero coupon bond.

(h)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(j)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(k)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.87% of net assets. The total value of these securities is $2,045,700.

(l)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

6

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 4.1%
	EQUITY - 4.1%
1,879,402	Altaba, Inc.(i)	$11,088,472

	TOTAL CLOSED END FUNDS (Cost $19,301,440)	11,088,472

	COMMON STOCKS — 78.2%
	AEROSPACE & DEFENSE - 4.3%
177,165	Aerojet Rocketdyne Holdings, Inc.(a)	6,836,797
469,491	Meggitt plc(b)	4,704,572
		11,541,369
	ASSET MANAGEMENT - 4.7%
159,500	Altaba, Inc.(b)	953,013
589,316	Pershing Square Tontine Holdings Ltd.(b)	11,697,922
		12,650,935
	BANKING - 1.8%
35,000	Investors Bancorp, Inc.	571,200
211,541	People’s United Financial, Inc.	4,099,665
10,400	Umpqua Holdings Corporation	210,912
		4,881,777
	BIOTECH & PHARMA - 0.0%(c)
336	AstraZeneca plc - ADR	19,558

	CABLE & SATELLITE - 5.8%
48,530	Liberty Broadband Corporation - Series C(b)	7,202,337
286,576	Shaw Communications, Inc., Class B	8,542,092
		15,744,429
	COMMERCIAL SUPPORT SERVICES - 1.3%
81,100	Terminix Global Holdings, Inc.(b)	3,498,654

	DATA CENTER REITS - 3.8%
112,067	CyrusOne, Inc.	10,069,221

	ELECTRIC UTILITIES - 4.0%
3,277,541	AusNet Services	6,024,040

1

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 78.2% (Continued)
	ELECTRIC UTILITIES - 4.0% (Continued)
105,979	PNM Resources, Inc.	$4,748,919
		10,772,959
	ENTERTAINMENT CONTENT - 10.3%
84,519	Activision Blizzard, Inc.	6,677,846
219,620	Discovery, Inc. - Series A(a),(b)	6,129,594
163,751	Fox Corporation, Class B	6,088,262
934,922	Zynga, Inc., Class A(b)	8,479,743
		27,375,445
	INDUSTRIAL REIT - 2.0%
256,051	Monmouth Real Estate Investment Corporation	5,374,510

	INSURANCE - 3.1%
36,202	Willis Towers Watson plc	8,469,820

	INTERNET MEDIA & SERVICES - 0.0%(c)
1	Just Eat Takeaway.com N.V. - ADR(b)	10

	METALS & MINING - 2.1%
150,728	Kirkland Lake Gold Ltd.	5,677,924

	RETAIL - DISCRETIONARY - 0.5%
124,253	Sportsman’s Warehouse Holdings, Inc.(a),(b)	1,361,813

	SEMICONDUCTORS - 7.4%
23,899	Coherent, Inc.(b)	6,177,414
37,058	Siltronic A.G.	4,830,031
45,611	Xilinx, Inc.	8,828,009
		19,835,454
	SOFTWARE - 14.9%
1,187,344	Avast plc	9,792,989
58,693	Cerner Corporation	5,352,802
623,682	Change Healthcare, Inc.(b)	12,274,062
225,241	Nuance Communications, Inc.(b)	12,444,565

2

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 78.2% (Continued)
	SOFTWARE - 14.9% (Continued)
19	salesforce.com, Inc.(b)	$4,420
		39,868,838
	TECHNOLOGY SERVICES - 7.4%
30,712	Block, Inc.(b)	3,504,301
139,015	IHS Markit Ltd.	16,235,562
		19,739,863
	TELECOMMUNICATIONS - 1.5%
205,893	NII Holdings, Inc. 144A(b),(d),(i)	61,768
192,730	Vonage Holdings Corporation(a),(b)	4,016,493
		4,078,261
	TRANSPORTATION & LOGISTICS - 3.3%
1,025	American Airlines Group, Inc.(a),(b)	16,882
101,283	American Airlines Group, Inc. Escrow Security(b)	1,013
1,430,786	Sydney Airport(b),(e)	8,759,088
		8,776,983

	TOTAL COMMON STOCKS (Cost $210,868,422)	209,737,823

		Exercise Price	Expiration Date
	RIGHT — 0.0%(c)
10,079	Alder BioPharmaceuticals, Inc. 144A(b),(i)	$20	12/31/2024	19,150

	TOTAL RIGHT (Cost $20,158)			19,150

	SHORT-TERM INVESTMENTS — 6.5%
	MONEY MARKET FUNDS – 6.5%
17,442,581	Fidelity Government Portfolio, CLASS I, 0.01% (Cost $17,442,581)(f)			17,442,581

	COLLATERAL FOR SECURITIES LOANED – 8.3%
22,117,798	Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (Cost $22,117,798)(f),(h)			22,117,798

3

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares						Fair Value
	TOTAL INVESTMENTS - 97.1% (Cost $269,750,399)					$260,405,824
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $426,520)					(358,760)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.0%					7,451,019
	NET ASSETS - 100.0%					$267,498,083

Contracts(g)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.1)%
	CALL OPTIONS WRITTEN- (0.1)%
652	Activision Blizzard, Inc.	USB	05/20/2022	$83	$5,151,452	91,280
3,715	Zynga, Inc.	USB	05/20/2022	9	3,369,505	267,480
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $426,520)					358,760

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $426,520)					$358,760

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

USB	- US Bank

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $21,848,750 at January 31, 2022.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022 the total market value of 144A securities is 80,918 or 0.0% of net assets.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(f)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(g)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(h)

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(i)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 4.2% of net assets. The total value of these securities is $11,169,390.

4

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — (27.2)%
	AEROSPACE & DEFENSE – (0.0)% (a)
(50)	Teledyne Technologies, Inc.	$(21,072)

	BANKING - (1.8)%
(10,442)	Citizens Financial Group, Inc.	(537,450)
(6,100)	Columbia Banking System, Inc.	(212,097)
(24,900)	M&T Bank Corporation	(4,217,562)
		(4,967,109)
	CABLE & SATELLITE - (2.5)%
(11,437)	Charter Communications, Inc., Class A	(6,786,030)

	COMMERCIAL SUPPORT SERVICES - (0.6)%
(242,241)	Rentokil Initial plc	(1,688,424)

	ENTERTAINMENT CONTENT - (5.5)%
(219,620)	Discovery, Inc. - Series C	(6,006,607)
(150,879)	Fox Corporation, Class A	(6,127,196)
(15,996)	Take-Two Interactive Software, Inc.	(2,612,787)
		(14,746,590)
	INSURANCE - (3.0)%
(29,264)	Aon plc, Class A	(8,089,740)

	METALS & MINING - (2.1)%
(119,604)	Agnico Eagle Mines Ltd.	(5,714,679)

	OIL & GAS PRODUCERS – (0.0)% (a)
(1,071)	Santos Ltd.	(5,406)

	RETAIL - CONSUMER STAPLES – (0.0)% (a)
(1)	Just Eat Takeaway.com N.V.	(49)

	RETAIL REIT – (0.0)% (a)
(1)	Realty Income Corporation	(56)

5

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — (27.2)% (Continued)
	SEMICONDUCTORS - (3.9)%
(78,524)	Advanced Micro Devices, Inc.	$(8,971,367)
(1)	Analog Devices, Inc.	(164)
(21,798)	II-VI, Inc.	(1,381,993)
		(10,353,524)
	SOFTWARE - (0.3)%
(35,861)	NortonLifeLock, Inc.	(932,745)

	TECHNOLOGY SERVICES - (7.5)%
(30,713)	Block, Inc., Class A	(3,755,893)
(39,456)	S&P Global, Inc.	(16,382,921)
		(20,138,814)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $73,311,003)	$(73,444,238)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy USD and To Sell:
British Pound	02/01/2022	J.P. Morgan	67,493	$90,781	$246
				$90,781	$246

To Sell USD and To Buy:
British Pound	02/01/2022	J.P. Morgan	502,422	$675,780	$(1,675)
Canadian Dollar	04/12/2022	J.P. Morgan	11,606,330	9,129,202	44,636
Australian Dollar	04/21/2022	J.P. Morgan	19,676,119	13,915,554	283,658
British Pound	04/21/2022	J.P. Morgan	3,379,216	4,543,256	60,975
Euro	04/21/2022	J.P. Morgan	5,373,410	6,049,058	59,423
				$34,312,850	$447,017

Total					$447,263

6

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6%
	DATA CENTER REIT - 3.7%
4,981	Equinix, Inc.	$3,610,727

	INDUSTRIAL REIT - 10.1%
8,146	Innovative Industrial Properties, Inc.	1,614,456
18,307	Prologis, Inc.	2,870,904
53,163	Rexford Industrial Realty, Inc.	3,889,937
19,715	Terreno Realty Corporation	1,474,091
		9,849,388
	INFRASTRUCTURE REIT - 11.7%
16,789	American Tower Corporation, A	4,222,433
29,509	Crown Castle International Corporation	5,385,687
5,828	SBA Communications Corporation	1,896,664
		11,504,784
	LEISURE FACILITIES & SERVICES - 9.0%
59,050	Caesars Entertainment, Inc.(a),(b)	4,496,067
999,965	Drive Shack, Inc.(a),(b)	1,399,951
68,898	MGM Resorts International	2,943,323
		8,839,341
	MULTI ASSET CLASS REIT - 5.9%
777,019	DigitalBridge Group, Inc.(a),(b)	5,672,238

	OFFICE REIT - 4.0%
20,000	Alexandria Real Estate Equities, Inc.	3,896,800

	REAL ESTATE OWNERS & DEVELOPERS - 3.1%
402,596	WeWork, Inc.(a),(b)	2,991,288

	RESIDENTIAL REIT - 16.4%
69,203	American Homes 4 Rent, Class A	2,707,913
8,524	AvalonBay Communities, Inc.	2,081,817
12,453	Camden Property Trust	1,993,601
31,629	Equity LifeStyle Properties, Inc.	2,476,234
94,071	Invitation Homes, Inc.	3,949,101

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RESIDENTIAL REIT - 16.4% (Continued)
15,288	Sun Communities, Inc.(b)	$2,888,820
		16,097,486
	SELF-STORAGE REIT - 9.3%
17,993	Extra Space Storage, Inc.	3,566,033
19,344	Life Storage, Inc.	2,610,473
47,221	National Storage Affiliates Trust	2,906,925
		9,083,431
	SPECIALTY FINANCE - 6.6%
241,827	Fortress Transportation and Infrastructure Investors, LLC	6,454,363

	SPECIALTY REITS - 3.5%
134,797	NewLake Capital Partners, Inc.	3,396,884

	TELECOMMUNICATIONS - 16.3%
576,576	Chindata Group Holdings Ltd. - ADR(a)	2,952,069
72,076	GDS Holdings Ltd. - ADR(a),(b)	3,162,695
229,124	Switch, Inc., Class A	5,872,448
400,313	Vnet Group, Inc. - ADR(a),(b)	3,971,105
		15,958,317

	TOTAL COMMON STOCKS (Cost $87,821,004)	97,355,047

	COLLATERAL FOR SECURITIES LOANED - 20.7%
20,241,489	Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (Cost $20,241,489)(c),(d)	20,241,489

	TOTAL INVESTMENTS - 120.3% (Cost $108,062,493)	$117,596,536
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.3)%	(19,861,226)
	NET ASSETS - 100.0%	$97,735,310

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $20,924,645 at January 31, 2022.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(d)

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.